UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-1018

Dreyfus Founders Funds, Inc.
---------------------------------------------------------------
(Exact name of registrant as specified in charter)

210 University Boulevard, Suite 800, Denver, Colorado 80206
---------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kenneth R. Christoffersen, Esq.
210 University Boulevard, Suite 800, Denver, Colorado 80206
---------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS

Dreyfus Founders Balanced Fund

SEMIANNUAL REPORT June 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. To take advantage of this service, simply inform us online of your decision to receive materials through our E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today. It’s simple and only takes a few minutes.

Class F shareholders can log into www.founders.com/ ecommunications, or www.icsdelivery.com if you own funds through a third party.

Class A, B, C, I and T shareholders can log into www.dreyfus.com.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization.Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
27	Financial Highlights
33	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Founders
Balanced Fund

The	Fund

A LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Founders Balanced Fund, covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened.What’s more, a generally rising stock market has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines, constrain long-term bond yields within a relatively narrow trading range and support corporate profits through year-end.As always, your financial advisor can help you position your investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period between January 1, 2007, and June 30, 2007, as provided by John B. Jares, CFA, and Catherine A. Powers, CFA, Portfolio Managers

Fund and Market Performance Overview

Stocks generally advanced in an environment of robust corporate earnings over the first six months of 2007, but returns from bonds were hindered by credit concerns in late May and June, which offset better results earlier in the reporting period. As a result, the fund’s returns fell short of its benchmark, which is composed solely of stocks.

For the six-month period ended June 30, 2007, Dreyfus Founders Balanced Fund produced total returns of 3.48% for Class A shares, 3.48% for Class B shares, 2.92% for Class C shares, 3.51% for Class F shares, 3.58% for Class I shares, and 3.19% for Class T shares1 in comparison to its benchmark, the Standard & Poor’s 500 Composite Stock Price Index, which gained 6.96% for the same time period.2

The Fund’s Investment Approach

The fund seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government debt securities and corporate fixed-income obligations. The fund’s equity portion uses a “growth style” of investing, in which we search for companies whose fundamental strengths suggest the potential for superior earnings growth over time. Our “bottom-up” approach emphasizes individual stock selection through intensive qualitative and quantitative research.When choosing bonds, we consider their income characteristics as well as the potential for capital appreciation. We may invest in U.S. government securities, investment-grade and high yield corporate bonds, mortgage-related securities and asset-backed securities.

Stocks Advanced but Bond Prices Fell Amid Intensifying Credit Concerns

Moderating economic growth, generally benign inflation and strong corporate earnings helped support stock and bond prices early in the reporting period. Despite bouts of volatility stemming from turmoil in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the sub-prime mortgage market, investor sentiment generally remained favorable as the Federal Reserve Board has left short-term interest rates unchanged in its attempt to keep the U.S. economy growing without stimulating a reacceleration of inflation.

However, the bond market suffered declines in late May and June, when stronger economic growth and credit concerns in some market sectors caused longer-term yields to rise and investor sentiment to deteriorate.As a result, bond prices declined over the reporting period overall. In contrast, stocks continued to advance, supported in part by robust mergers-and-acquisitions activity and robust economic conditions in overseas markets.

Equity Holdings Participate to a Degree in the Stock Market’s Gains

The fund’s stock portfolio produced competitive returns in the financials, information technology and consumer staples areas. An underweighted position in the volatile financials sector supported the fund’s relative performance, as did strong contributions from individual holdings such as investment bank Goldman Sachs Group. Among information technology stocks,Apple rose on the popularity of its personal computing and consumer electronic products, Texas Instruments increased in the wake of an inventory correction in the semiconductor industry and EMC Corporation saw strong demand for data storage solutions.

However, underweighted exposure to the energy and industrials sectors hindered the fund’s relative performance as these areas performed strongly. In addition, consumer discretionary holdings such as organic grocery chain Whole Foods Market, coffee retailer Starbucks and electronics seller Best Buy were hurt by declines in consumer spending and company-specific issues. Among individual stocks, disk drive maker Seagate Technology faltered due to competitive pressures and lower demand for its higher-margin products, and biotechnology firm Amgen lost value in the wake of a regulatory safety warning and rising competitive pressures. Finally, some previously strong stocks, such as Cisco Systems and Hewlett-Packard, experienced a correction in valuations, while unfortunate timing in several new purchases hindered returns.

Corporate Bonds Helped Boost Fixed-Income Results

Over the latest six months, the fund’s bond portfolio participated in the relative strength of the corporate sector.We sought to avoid issuers that we regarded as susceptible to leveraged buyouts, focusing instead on intermediate duration bonds in regulated industries, such as utilities, banks and brokers. Real estate investment trusts (REITS) also offered good value with the added benefit of covenant protection.

With a steeper yield curve, the portfolio’s emphasis on intermediate bonds relative to an underweight in the longer end of the maturity spectrum positively contributed to performance.Within the mortgage sector, the underweight position was a positive as large swings in interest rates resulted in significant selling pressure and lagging mortgage returns versus Treasuries.

The Fund Is Positioned for Relative Strength Among Equities

As of the reporting period’s end, approximately 64% of the fund’s assets were allocated to stocks and about 36% to bonds and cash, reflecting a mild emphasis on equities.Among stocks, we have continued to reassess the fund’s composition in an effort to find companies whose business momentum and fundamental earnings strength may lead to long-term growth. Among bonds, we have retained the fund’s intermediate bias as we expect a steeper yield curve and a cautious stance across spread sectors.

July 16, 2007

Part of the fund’s historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the fund’s investments in IPOs, if any, will continue to have a similar impact on performance.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided for the fund’s Class I and Class T shares reflect the absorption of certain portfolio expenses by an affiliate of Founders pursuant to an agreement that will extend through at least August 31, 2008, and will not be terminated without prior notice to the fund’s Board of Directors. Had these expenses not been absorbed, the fund’s Class I and Class T shares’ returns would have been lower.
[2]	SOURCE: LIPPER, INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Standard &Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Founders Balanced Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class R	Class T

Expenses paid
per $1,000 †	$ 7.62	$ 6.00	$ 11.82	$ 7.27	$ 5.75	$ 9.22
Ending value
(after expenses)	$1,034.80	$1,034.80	$1,029.20	$1,035.10	$1,035.80	$1,031.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class R	Class T

Expenses paid per
$1,000 †	$ 7.55	$ 5.96	$ 11.73	$ 7.20	$ 5.71	$ 9.15
Ending value
(after expenses)	$1,017.31	$1,018.89	$1,013.14	$1,017.65	$1,019.14	$1,015.72

† Expenses are equal to the fund’s annualized expense ratio of 1.51% for Class A shares, 1.19% for Class B shares,
2.35% for Class C shares, 1.44% for Class F shares, 1.14% for Class I shares and 1.83% for Class T shares;
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS June 30, 2007 (Unaudited)
Common Stocks—63.5%	Shares	Value ($)

Advertising—.3%
Omnicom Group	3,624	191,782
Air Freight & Logistics—.3%
FedEx	1,409	156,357
Apparel Retail—.8%
Gap	25,326	483,727
Application Software—.3%
Autodesk	4,165 [a]	196,088
Asset Management & Custody Banks—.4%
State Street	3,568	244,051
Biotechnology—3.0%
Amylin Pharmaceuticals	12,023 [a]	494,866
Genentech	4,424 [a]	334,720
Genzyme	6,146 [a]	395,802
Gilead Sciences	14,464 [a]	560,769
		1,786,157
Communications Equipment—3.9%
Alcatel, ADR	38,661	541,254
Cisco Systems	34,892 [a]	971,742
Corning	17,212 [a]	439,767
Nokia, ADR	11,282	317,137
		2,269,900
Computer & Electronics Retail—1.7%
Best Buy	20,827	971,996
Computer Hardware—4.2%
Apple Computer	9,942 [a]	1,213,322
Diebold	8,518	444,640
Hewlett-Packard	19,057	850,323
		2,508,285
Computer Storage & Peripherals—1.3%
EMC/Massachusetts	26,571 [a]	480,935
SanDisk	6,226 [a]	304,700
		785,635
Data Processing & Outsourced Services—.5%
Automatic Data Processing	6,383	309,384
Department Stores—.6%
Macy’s	9,495	377,711

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Diversified Chemicals—.6%
E.I. du Pont de Nemours & Co.	6,383	324,512
Electronic Manufacturing Services—.8%
Molex	15,671	470,287
Environmental & Facilities Services—.7%
Waste Management	9,936	388,001
Exchange Traded Funds—2.0%
iShares Russell 1000 Growth Index Fund	6,619	391,911
Powershares QQQ	7,798	371,185
Standard & Poor’s Depository Receipts (Tr. Ser. 1)	2,635	396,383
		1,159,479
Food Retail—.6%
Whole Foods Market	8,493	325,282
Health Care Equipment—.7%
Medtronic	7,459	386,824
Home Entertainment Software—1.0%
Electronic Arts	12,205 [a]	577,541
Home Furnishing—.6%
Bed Bath & Beyond	9,338 [a]	336,074
Home Improvement Retail—.5%
Home Depot	6,753	265,731
Household Products—2.4%
Clorox	7,141	443,456
Colgate-Palmolive	4,242	275,094
Procter & Gamble	11,695	715,617
		1,434,167
Hypermarkets & Super Centers—1.7%
Wal-Mart Stores	21,180	1,018,970
Industrial Conglomerates—2.5%
General Electric	37,698	1,443,079
Integrated Oil & Gas—2.5%
Chevron	4,345	366,023
Exxon Mobil	12,862	1,078,865
		1,444,888
Internet Retail—.6%
eBay	11,113 [a]	357,616

Common Stocks (continued)	Shares	Value ($)

Internet Software & Services—1.7%
Google, Cl. A	1,031 [a]	539,605
Yahoo!	16,871 [a]	457,710
		997,315
Investment Banking & Brokerage—2.2%
Charles Schwab	24,201	496,605
Goldman Sachs Group	1,633	353,953
Morgan Stanley	5,383	451,526
		1,302,084
Life & Heath Insurance—1.5%
Lincoln National	5,463	387,600
Unum Group	18,283	477,369
		864,969
Life Sciences Tools & Services—1.7%
Pharmaceutical Product Development	10,750	411,403
Thermo Fisher Scientific	11,456 [a]	592,504
		1,003,907
Movies & Entertainment—.5%
Walt Disney	8,045	274,656
Multi-Line Insurance—.5%
American International Group	4,426	309,953
Oil & Gas Equipment & Services—.6%
Schlumberger	4,388	372,717
Other Diversified Financial Services—.9%
Citigroup	10,666	547,059
Packaged Foods & Meats—1.1%
Cadbury Schweppes, ADR	4,655	252,767
Kraft Foods, Cl. A	5,024	177,096
Unilever (NY Shares)	7,571	234,852
		664,715
Personal Products—.6%
Avon Products	9,904	363,972
Pharmaceuticals—5.0%
Allergan	10,132	584,008
Covance	2,839 [a]	194,642
Eli Lilly & Co.	3,560	198,933

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Pharmaceuticals (continued)
Johnson & Johnson	12,029	741,227
Pfizer	12,038	307,812
Schering-Plough	14,257	433,983
Wyeth	9,393	538,595
		2,999,200
Railroads—.5%
Canadian National Railway	5,638	287,143
Restaurants—.8%
Starbucks	17,220 [a]	451,853
Semiconductor Equipment—1.0%
KLA-Tencor	5,257	288,872
MEMC Electronic Materials	4,684 [a]	286,286
		575,158
Semiconductors—4.3%
Broadcom, Cl. A	14,356 [a]	419,913
Fairchild Semiconductor International	10,589 [a]	204,579
Intersil, Cl. A	9,339	293,805
Marvell Technology Group	26,844 [a]	488,829
Maxim Integrated Products	12,120	404,929
Texas Instruments	18,787	706,955
		2,519,010
Soft Drinks—.3%
PepsiCo	2,902	188,195
Specialized Finance—.6%
Chicago Mercantile Exchange Holdings, Cl. A	638	340,922
Systems Software—4.3%
Adobe Systems	21,231 [a]	852,424
Microsoft	55,762	1,643,306
		2,495,730
Tobacco—.9%
Altria Group	7,260	509,216
Total Common Stocks
(cost $32,548,410)		37,281,298

	Coupon	Maturity	Principal
Bonds and Notes—35.1%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.3%
Boeing Capital,
Sr. Notes	7.38	9/27/10	100,000	105,843
L-3 Communications,
Gtd. Notes	6.13	7/15/13	30,000	28,350
L-3 Communications,
Sr. Unscd. Notes	6.13	1/15/14	25,000	23,563
				157,756
Asset-Backed Ctfs./
Auto Receivables—.7%
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	20,000	19,903
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	20,000	19,903
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	74,000	73,420
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. C	5.80	2/15/13	100,000	99,922
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	100,000	99,456
Wachovia Automobile Loan Owner
Trust, Ser. 2007-1, Cl. D	5.65	2/20/13	75,000	74,465
				387,069
Asset-Backed Ctfs./Credit Cards—.7%
BA Credit Card Trust,
Ser. 2007-C1, Cl. C1	5.61	6/15/14	200,000 [b]	199,516
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	5.54	1/9/12	190,000 [b]	189,908
				389,424
Asset-Backed Ctfs./
Home Equity Loans—.1%
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1, Cl. 1A6A	5.86	2/25/37	65,000 [b]	63,951
Automobiles—.1%
DaimlerChrysler N.A. Holding,
Gtd. Notes	8.50	1/18/31	25,000	31,592

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banking—3.3%
BTM (Curacao) Holdings,
Bank Gtd. Notes	4.76	7/21/15	175,000 [b,c]	170,290
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	55,000	54,725
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	100,000 [b,c]	94,390
Compass Bank,
Notes	5.50	4/1/20	110,000	104,993
Countrywide Financial,
Gtd. Notes	5.80	6/7/12	30,000	29,788
Credit Suisse First Boston USA,
Notes	4.13	1/15/10	165,000	160,084
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/8/49	52,000 [b]	50,100
Credit Suisse USA,
Sr. Unsub. Notes	5.50	8/16/11	125,000	124,924
Glitnir Banki,
Sub. Notes	6.69	6/15/16	100,000 [b,c]	102,998
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	115,000	110,430
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	55,000	54,492
Societe Generale,
Sub. Notes	5.92	4/29/49	100,000 [b,c]	96,823
Wachovia Bank,
Sub. Notes	5.00	8/15/15	115,000	109,107
Washington Mutual,
Sub. Notes	8.25	4/1/10	540,000	574,597
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	85,000	84,314
				1,922,055
Brokerage—2.5%
Amvescap,
Sr. Unscd. Notes	5.38	12/15/14	25,000	24,024
Bear Stearns,
Notes	3.25	3/25/09	170,000	163,956
Bear Stearns,
Sr. Unscd. Notes	5.50	8/15/11	90,000	89,131

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Brokerage (continued)
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	55,000 [b]	53,677
Goldman Sachs Group,
Sr. Notes	5.35	1/15/16	110,000	104,983
Janus Capital Group,
Notes	6.25	6/15/12	40,000	40,268
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	120,000	112,446
Lehman Brothers Capital Trust VII,
Notes	5.86	11/29/49	55,000 [b]	53,876
Lehman Brothers Holdings,
Notes	4.25	1/27/10	165,000	160,855
Lehman Brothers Holdings,
Notes	5.50	4/4/16	85,000	82,527
Merrill Lynch & Co.,
Notes	4.79	8/4/10	165,000	161,687
Merrill Lynch & Co.,
Sub. Notes	6.22	9/15/26	165,000	160,761
Morgan Stanley,
Notes	4.00	1/15/10	170,000	164,121
Morgan Stanley,
Notes	5.55	4/27/17	100,000	95,941
				1,468,253
Building Products—.0%
Owens Corning,
Gtd. Notes	6.50	12/1/16	15,000	15,046
Chemicals—.0%
Lubrizol,
Sr. Notes	5.50	10/1/14	30,000	28,744
Commercial Mortgage
Pass-Through Ctfs.—3.6%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	95,000	93,118
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14, Cl. AAB	5.17	12/1/38	190,000	183,702
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. AAB	5.43	1/12/45	225,000	219,780

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	30,000	29,647
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T24,
Cl. AAB	5.53	10/12/41	110,000	108,379
Citigroup/Deutsche Bank Commercial
Mortgage, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	110,000	108,052
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	25,000 [c]	24,598
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	70,000 [c]	68,905
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	55,000 [c]	54,105
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	45,000 [c]	44,793
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	175,000	170,109
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	5.76	3/6/20	45,000 [b,c]	45,000
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	6.37	3/6/20	25,000 [b,c]	25,000
Greenwich Capital Commercial
Funding, Ser. 2007-GG9, Cl. AAB	5.44	3/10/39	145,000	141,880
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP7, Cl. ASB	6.07	4/15/45	125,000 [b]	126,280
JP Morgan Chase Commerical
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	85,000	81,301
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A4	5.62	7/12/34	215,000	214,800
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	110,000	107,191

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A3	5.71	7/12/44	215,000	214,800
Sovereign Commercial Mortgage
Securities, Ser. 2007-C1, Cl. D	5.77	7/22/30	30,000 [b,c]	27,986
				2,089,426
Construction—.3%
Atlas Copco AB,
Bonds	5.60	5/22/17	20,000 [c]	19,488
Case New Holland,
Gtd. Notes	7.13	3/1/14	35,000	35,437
John Deere Capital,
Notes	5.40	9/1/09	110,000 [b]	110,047
Terex,
Gtd. Notes	7.38	1/15/14	30,000	30,000
				194,972
Consumer—.7%
American Express Credit,
Notes	5.38	11/9/09	40,000 [b]	40,013
Capital One Financial,
Sr. Unsub. Notes	5.64	9/10/09	105,000 [b]	105,294
HSBC Finance,
Notes	5.50	1/19/16	110,000	106,004
Residential Capital,
Gtd. Notes	6.13	11/21/08	55,000	54,498
Residential Capital,
Gtd. Notes	6.50	4/17/13	55,000	53,162
SLM,
Unscd. Notes, Ser. A	4.50	7/26/10	55,000	50,854
				409,825
Diversified Financials—.2%
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	110,000 [c]	108,558
Electric-Integrated—1.4%
Cleveland Electric Illumination,
Sr. Unscd. Notes	5.70	4/1/17	50,000	48,240

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric-Integrated (continued)
Connecticut Light and Power,
First Mortgage Bonds, Ser. A	5.38	3/1/17	100,000	96,347
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. D	5.30	12/1/16	90,000	86,358
Consumers Energy,
First Mortgage Bonds	5.65	4/15/20	55,000	52,655
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. E	7.20	9/15/14	100,000	109,235
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	110,000	109,971
Gulf Power,
Sr. Unsub. Notes, Ser. M	5.30	12/1/16	110,000	105,549
NiSource Finance,
Gtd. Notes	5.25	9/15/17	35,000	32,339
PacifiCorp,
First Mortgage Bonds	6.90	11/15/11	150,000	157,557
Southern,
Sr. Unsub. Notes, Ser. A	5.30	1/15/12	25,000	24,693
				822,944
Entertainment—.1%
AOL Time Warner,
Gtd. Notes	6.75	4/15/11	50,000	51,704
Environmental—.3%
Allied Waste North America,
Scd. Notes, Ser. B	5.75	2/15/11	20,000	19,025
Allied Waste North America,
Scd. Notes	6.38	4/15/11	20,000	19,450
Republic Services,
Sr. Notes	6.75	8/15/11	80,000	82,561
Waste Management,
Gtd. Notes	7.38	5/15/29	25,000	26,327
				147,363
Foreign/Governmental—.1%
United Mexican States,
Notes, Ser. A	6.75	9/27/34	51,000	54,392
Gaming—.1%
MGM Mirage,
Gtd. Notes	8.38	2/1/11	25,000	25,563
Mohegan Tribal Gaming Authority,
Sr. Unscd. Notes	6.13	2/15/13	30,000	29,100
				54,663

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Independent Power Prod.
& Energy Traders—.0%
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	10,000	10,125
Industrial—.1%
Leucadia National,
Sr. Notes	7.13	3/15/17	65,000 [c]	63,050
Insurance-Managed
Health Care—.1%
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	30,000	29,265
Wellpoint,
Sr. Unsub. Notes	5.88	6/15/17	30,000	29,632
				58,897
Integrated Oil & Gas—.2%
PC Financial Partnership,
Notes	5.00	11/15/14	115,000	108,549
Life Insurance—.8%
Aegon Funding,
Gtd. Notes	5.75	12/15/20	60,000	58,992
American International Group,
Sr. Notes	5.05	10/1/15	115,000	109,474
American International Group,
Notes	5.38	10/18/11	50,000	49,813
Lincoln National,
Jr. Sub. Cap. Secs.	7.00	5/17/66	105,000 [b]	107,738
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	115,000	108,576
Prudential Financial,
Notes	5.10	12/14/11	40,000	39,225
				473,818
Lodging & Entertainment—.0%
Host Hotels & Resorts,
Scd. Notes	6.88	11/1/14	10,000	9,888
Media—.3%
Comcast Cable Communications,
Gtd. Notes	6.88	6/15/09	40,000	40,955
Comcast,
Gtd. Notes	5.50	3/15/11	65,000	64,673
News America Holdings,
Gtd. Debs.	7.70	10/30/25	50,000	55,319

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media (continued)
Time Warner Cable,
Sr. Unscd. Notes	5.85	5/1/17	35,000 [c]	34,043
				194,990
Medical-Hosp Mgt & Svc—.0%
Community Health Systems,
Sr. Notes	8.88	7/15/15	20,000 [c,d]	20,275
Mining & Metals—.0%
US Steel,
Sr. Unsub. Notes	5.65	6/1/13	25,000	24,615
Packaging—.0%
Ball,
Gtd. Notes	6.88	12/15/12	15,000	15,000
Packaging & Containers—.1%
Ace INA Holdings,
Gtd. Notes	5.70	2/15/17	50,000	48,635
Paper—.1%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	40,000 [c]	38,500
Temple-Inland,
Gtd. Notes	6.63	1/15/18	45,000	44,816
				83,316
Pipelines—.1%
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	50,000	50,912
Power Producers—1.4%
Tennessee Valley Authority,
Bonds, Ser. A	5.63	1/18/11	800,000	811,015
Railroads—.3%
Norfolk Southern,
Sr. Notes	6.75	2/15/11	50,000	51,832
Union Pacific,
Notes	3.88	2/15/09	85,000	83,060
Union Pacific,
Notes	5.75	10/15/07	25,000	25,013
				159,905
Real Estate Investment Trusts—1.1%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	60,000	58,003
Boston Properties,
Sr. Notes	5.63	4/15/15	85,000	83,817

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment
Trusts (continued)
Duke Realty,
Sr. Notes	5.88	8/15/12	85,000	85,566
ERP Operating,
Notes	5.13	3/15/16	60,000	56,650
ERP Operating,
Unscd. Notes	5.20	4/1/13	50,000	48,567
Federal Realty Investment Trust,
Notes	6.00	7/15/12	20,000	20,188
Federal Realty Investment Trust,
Bonds	6.20	1/15/17	55,000	55,463
Healthcare Realty Trust,
Unscd. Notes	8.13	5/1/11	50,000	53,796
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	19,219
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	50,000	53,197
Regency Centers,
Sr. Unscd. Notes	5.88	6/15/17	25,000	24,585
Simon Property,
Notes	5.63	8/15/14	85,000	83,954
				643,005
Retailers—.1%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	25,000	24,998
Federated Retail Holding,
Gtd. Bonds	5.35	3/15/12	20,000	19,649
Federated Retail Holding,
Gtd. Notes	5.90	12/1/16	20,000	19,493
				64,140
State/Territory Gen Oblg—.5%
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bond	7.54	6/1/34	200,000 [b]	195,408
Tobacco Settlement Finance
Authority of West Virginia,
Tobaco Settlement
Asset-Backed Bonds	7.47	6/1/47	105,000	106,595
				302,003

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Supermarkets—.1%
Delhaize America,
Notes	6.50	6/15/17	15,000 [c]	15,059
Stater Brothers Holdings,
Sr. Notes	7.75	4/15/15	30,000 [c]	30,075
				45,134
U.S. Government Agencies/
Mortgage-Backed—12.7%
Federal Home Loan Mortgage Corp.:
4.50%, 2/1/10—9/1/10			586,211	576,703
5.00%, 10/1/35			598,556	562,619
5.50%, 7/15/14			420,000	413,633
6.00%, 4/1/37			509,089	504,512
Federal National Mortgage Association:
5.00%			225,000 [e]	217,440
4.50%, 6/1/20			435,464	413,534
4.63%, 10/15/13			1,035,000	995,784
5.00%, 8/1/20—3/1/36			665,427	643,641
5.50%, 4/1/22—5/1/36			2,378,866	2,304,238
6.00%, 4/1/22			840,279	844,371
				7,476,475
U.S. Government Securities—2.1%
U.S. Treasury Bonds	4.50	2/15/36	761,000	689,062
U.S. Treasury Notes	4.63	12/31/11	466,000	460,211
U.S. Treasury Notes	4.63	11/15/16	84,000	81,407
				1,230,680
Wireless Telecommunication
Services—.5%
AT & T,
Sr. Unscd. Notes	7.30	11/15/11	100,000 [b]	106,448
AT & T,
Sr. Notes	8.75	3/1/31	20,000	24,932
KPN,
Sr. Unsub. Bonds	8.38	10/1/30	22,000	24,669
Nextel Partners,
Gtd. Notes	8.13	7/1/11	50,000	52,151
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	100,000	100,920
				309,120
Total Bonds and Notes
(cost $20,882,249)				20,601,284

Other Investment—1.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $623,000)	623,000 [f]	623,000

Total Investments (cost $54,053,659)	99.7%	58,505,582
Cash and Receivables (Net)	.3%	177,795
Net Assets	100.0%	58,683,377

ADR—American Depository Receipts
[a] Non-income producing security.
[b] Variable rate security—interest rate subject to periodic change.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $1,083,936 or 1.8% of net assets.
[d] Purchased on a delayed delivery basis.
[e] Purchased on a forward commitment basis.
[f] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Information Technology	23.4	Other	3.2
Healthcare	10.5	Energy	3.1
Consumer Staples	7.7	Materials	0.6
Consumer Discretionary	6.3	Fixed Income Investments	35.1
Financials	6.2
Industrials	3.9		100.0

† Based on net assets.

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES June 30, 2007 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	53,430,659	57,882,582
Affiliated issuers	623,000	623,000
Cash		574,730
Receivable for investment securities sold		1,044,126
Dividends and interest receivable		246,318
Receivable for shares of Common Stock subscribed		7,038
Prepaid expenses		27,016
Other assets		320,965
		60,725,775

Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		78,522
Payable for investment securities purchased		1,166,900
Dividends payable		331,384
Payable for shares of Common Stock redeemed		76,155
Directors’ deferred compensation		320,965
Interest payable—Note 2		64
Accrued expenses		68,408
		2,042,398

Net Assets ($)		58,683,377

Composition of Net Assets ($):
Paid-in capital		233,565,812
Accumulated distribution in excess of investment income—net		(77,049)
Accumulated net realized gain (loss) on investments		(179,267,584)
Accumulated net unrealized appreciation
(depreciation) on investments		4,462,198

Net Assets ($)		58,683,377

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I	Class T

Net Assets ($)	2,227,083	352,926	155,593	55,838,057	52,119	57,599
Shares Outstanding	236,328	37,267	16,782	5,919,467	5,561	5,931

Net Asset Value
Per Share ($)	9.42	9.47	9.27	9.43	9.37	9.71

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
Investment Income ($):
Income:
Dividends (net of $1,524 foreign taxes withheld at source):
Unaffiliated issuers	321,951
Affiliated issuers	132,860
Interest	457,187
Total Income	911,998
Expenses:
Investment advisory fee—Note 3(a)	193,446
Shareholder servicing costs—Note 3(c)	72,300
Distribution fees—Note 3(b)	71,648
Registration fees	20,054
Professional fees	19,788
Accounting fees—Note 3(c)	17,324
Prospectus and shareholders’ reports	16,415
Directors’ fees and expenses—Note 3(d)	13,182
Custodian fees—Note 3(c)	5,316
Loan commitment fees—Note 2	1,126
Interest expense—Note 2	209
Miscellaneous	633
Total Expenses	431,441
Less—reduction in accounting fees—Note 3(c)	(1,423)
Less—expense offset to broker commissions—Note 1	(633)
Less—reimbursed/waived expenses—Note 3(c)	(88)
Net Expenses	429,297
Investment Income—Net	482,701

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,255,811
Net unrealized appreciation (depreciation) on investments	(739,321)
Net Realized and Unrealized Gain (Loss) on Investments	1,516,490
Net Increase in Net Assets Resulting from Operations	1,999,191

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Operations ($):
Investment income—net	482,701	909,261
Net realized gain (loss) on investments	2,255,811	2,944,480
Net unrealized appreciation
(depreciation) on investments	(739,321)	2,332,121
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,999,191	6,185,862

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(18,377)	(45,385)
Class B shares	(3,687)	(334)
Class C shares	(784)	(1,027)
Class F shares	(486,437)	(1,580,307)
Class I shares	(523)	(1,485)
Class T shares	(366)	(1,052)
Total Dividends	(510,174)	(1,629,590)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	293,885	671,584
Class B shares	17,816	121,336
Class C shares	66,037	23,263
Class F shares	1,602,160	3,863,377
Class I shares	6,491	203
Class T shares	15,497	18,236

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A shares	15,189	40,018
Class B shares	2,707	254
Class C shares	461	505
Class F shares	467,742	1,528,006
Class I shares	523	1,484
Class T shares	254	729
Cost of shares redeemed:
Class A shares	(100,354)	(630,365)
Class B shares	(120,340)	(781,673)
Class C shares	(96,352)	(46,335)
Class F shares	(6,629,091)	(19,699,238)
Class I shares	(2,006)	(13,000)
Class T shares	(16,105)	(103)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(4,475,486)	(14,901,719)
Total Increase (Decrease) in Net Assets	(2,986,469)	(10,345,447)

Net Assets ($):
Beginning of Period	61,669,846	72,015,293
End of Period	58,683,377	61,669,846
Undistributed distribution in
excess of investment income—net	(77,049)	(49,576)

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Capital Share Transactions:
Class Ab
Shares sold	30,541	76,063
Shares issued for dividends reinvested	1,625	4,419
Shares redeemed	(10,691)	(70,773)
Net Increase (Decrease) in Shares Outstanding	21,475	9,709

Class B [b]
Shares sold	1,886	13,825
Shares issued for dividends reinvested	290	29
Shares redeemed	(12,704)	(89,931)
Net Increase (Decrease) in Shares Outstanding	(10,528)	(76,077)

Class C
Shares sold	7,209	2,778
Shares issued for dividends reinvested	50	57
Shares redeemed	(10,497)	(5,354)
Net Increase (Decrease) in Shares Outstanding	(3,238)	(2,519)

Class F
Shares sold	169,928	432,639
Shares issued for dividends reinvested	49,923	168,738
Shares redeemed	(707,499)	(2,220,047)
Net Increase (Decrease) in Shares Outstanding	(487,648)	(1,618,670)

Class I
Shares sold	696	22
Shares issued for dividends reinvested	56	165
Shares redeemed	(216)	(1,453)
Net Increase (Decrease) in Shares Outstanding	536	(1,266)

Class T
Shares sold	1,602	1,999
Shares issued for dividends reinvested	26	78
Shares redeemed	(1,689)	(12)
Net Increase (Decrease) in Shares Outstanding	(61)	2,065

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	During the period ended June 30, 2007, 5,306 Class B shares representing $50,341 were automatically converted to 5,330 Class A shares and during the period ended December 31, 2006, 31,019 Class B shares representing
$271,694 were automatically converted to 30,728 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2007		Year Ended December 31,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	9.20	8.58	8.45	7.88	6.68	8.18
Investment Operations:
Investment income—net	.07[a]	.12[a]	.08	.08	.05	.05
Net realized and unrealized
gain (loss) on investments	.23	.71	.13	.57	1.20	(1.51)
Total from Investment Operations	.30	.83	.21	.65	1.25	(1.46)
Distributions:
Dividends from investment
income—net	(.08)	(.21)	(.08)	(.08)	(.05)	(.04)
Net asset value, end of period	9.42	9.20	8.58	8.45	7.88	6.68

Total Return (%) [b]	3.48[c]	9.66	2.51	8.31	18.81	(17.85)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[c]	1.56	1.69	1.49	1.83	1.89
Ratio of net expenses
to average net assets	.75[c]	1.56	1.66	1.48	1.83	1.89
Ratio of net investment income
to average net assets	.77[c]	1.28	.90	.96	.63	.56
Portfolio Turnover Rate	103[c]	197	181	134	108	122

Net Assets, end of period
($ x 1,000)	2,227	1,976	1,760	1,682	1,572	1,243

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2007		Year Ended December 31,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	9.24	8.50	8.37	7.80	6.63	8.11
Investment Operations:
Investment income (loss)—net	.09[a]	.02[a]	.01[a]	.01	.01	(.01)
Net realized and unrealized
gain (loss) on investments	.23	.72	.13	.58	1.17	(1.47)
Total from Investment Operations	.32	.74	.14	.59	1.18	(1.48)
Distributions:
Dividends from investment
income—net	(.09)	—	(.01)	(.02)	(.01)	(.00)[b]
Net asset value, end of period	9.47	9.24	8.50	8.37	7.80	6.63

Total Return (%) [c]	3.48[d]	8.75	1.66	7.63	17.76	(18.21)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59[d]	2.56	2.47	2.21	2.53	2.54
Ratio of net expenses
to average net assets	.59[d]	2.56	2.45	2.21	2.53	2.54
Ratio of net investment income
(loss) to average net assets	.94[d]	.25	.08	.23	(.08)	(.10)
Portfolio Turnover Rate	103[d]	197	181	134	108	122

Net Assets, end of period
($ x 1,000)	353	442	1,053	1,625	1,647	1,181

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

	Six Months Ended
	June 30, 2007		Year Ended December 31,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	9.05	8.36	8.24	7.69	6.54	8.04
Investment Operations:
Investment income (loss)—net	.03[a]	.03[a]	.00[a,b]	.01[a]	(.01)	(.17)
Net realized and unrealized
gain (loss) on investments	.23	.71	.13	.56	1.16	(1.33)
Total from Investment Operations	.26	.74	.13	.57	1.15	(1.50)
Distributions:
Dividends from investment
income—net	(.04)	(.05)	(.01)	(.02)	(.00)[b]	—
Net asset value, end of period	9.27	9.05	8.36	8.24	7.69	6.54

Total Return (%) [c]	2.92[d]	8.87	1.54	7.42	17.59	(18.66)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.17[d]	2.53	2.54	2.35	2.69	3.48
Ratio of net expenses
to average net assets	1.17[d]	2.53	2.51	2.34	2.69	3.48
Ratio of net investment income
(loss) to average net assets	.38[d]	.31	.02	.08	(.17)	(1.05)
Portfolio Turnover Rate	103[d]	197	181	134	108	122

Net Assets, end of period
($ x 1,000)	156	181	189	264	295	248

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2007		Year Ended December 31,

Class F Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	9.20	8.59	8.46	7.88	6.69	8.20
Investment Operations:
Investment income—net	.08[a]	.13[a]	.09	.08	.06	.07
Net realized and unrealized
gain (loss) on investments	.23	.72	.14	.59	1.20	(1.50)
Total from Investment Operations	.31	.85	.23	.67	1.26	(1.43)
Distributions:
Dividends from investment
income—net	(.08)	(.24)	(.10)	(.09)	(.07)	(.08)
Net asset value, end of period	9.43	9.20	8.59	8.46	7.88	6.69

Total Return (%)	3.51[b]	9.91	2.75	8.58	18.96	(17.46)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72[b]	1.42	1.43	1.34	1.54	1.43
Ratio of net expenses
to average net assets	.71[b]	1.42	1.40	1.33	1.54	1.42
Ratio of net investment income
to average net assets	.81[b]	1.41	1.14	1.08	.93	.99
Portfolio Turnover Rate	103[b]	197	181	134	108	122

Net Assets, end of period
($ x 1,000)	55,838	58,969	68,926	89,701	119,835	130,314

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

	Six Months Ended
	June 30, 2007		Year Ended December 31,

Class I Shares	(Unaudited)[a]	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	9.14	8.56	8.43	7.86	6.68	8.18
Investment Operations:
Investment income (loss)—net	.09[b]	.15[b]	.11	.09	.16	(.16)
Net realized and unrealized
gain (loss) on investments	.24	.71	.14	.58	1.05	(1.34)
Total from Investment Operations	.33	.86	.25	.67	1.21	(1.50)
Distributions:
Dividends from investment
income—net	(.10)	(.28)	(.12)	(.10)	(.03)	—
Net asset value, end of period	9.37	9.14	8.56	8.43	7.86	6.68

Total Return (%)	3.58[c]	10.10	3.01	8.63	18.12	(18.34)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66[c]	1.38	1.36	1.35	2.62	19.52
Ratio of net expenses
to average net assets	.56[c]	1.21	1.17	1.21	2.37	4.24
Ratio of net investment income
(loss) to average net assets	.96[c]	1.62	1.38	1.21	.01	(1.77)
Portfolio Turnover Rate	103[c]	197	181	134	108	122

Net Assets, end of period
($ x 1,000)	52	46	54	59	72	11

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2007		Year Ended December 31,

Class T Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	9.47	8.81	8.68	8.09	6.88	8.17
Investment Operations:
Investment income (loss)—net	.06[a]	.10[a]	.05	.03	.21	(.37)
Net realized and unrealized
gain (loss) on investments	.24	.74	.14	.62	1.00	(.92)
Total from Investment Operations	.30	.84	.19	.65	1.21	(1.29)
Distributions:
Dividends from investment
income—net	(.06)	(.18)	(.06)	(.06)	(.00)[b]	—
Net asset value, end of period	9.71	9.47	8.81	8.68	8.09	6.88

Total Return (%) [c]	3.19[d]	9.56	2.21	8.01	17.65	(15.79)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[d]	1.96	2.15	2.02	3.18	14.63
Ratio of net expenses
to average net assets	.91[d]	1.79	1.87	1.77	2.73	2.59
Ratio of net investment income
(loss) to average net assets	.61[d]	1.06	.69	.66	(.29)	(.31)
Portfolio Turnover Rate	103[d]	197	181	134	108	122

Net Assets, end of period
($ x 1,000)	58	57	35	35	36	13

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Founders Balanced Fund (the “fund”) is a separate diversified series of Dreyfus Founders Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek current income and capital appreciation. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. During the reporting period, Founders was an indirect wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly-owned financial services company which provided a comprehensive range of financial products and services in domestic and selected international markets.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Founders became an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Company’s Board of Directors approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”, an affiliate of Founders), served as the Distributor of the fund’s shares. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.The fund is authorized to issue up to 850 million shares of Common Stock, par value $ .01 per share, in the following classes of shares: Class A, Class B, Class C, Class F, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a slaes charge by certain categories of

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investors. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at (“NAV”) per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The Company’s Board of Directors has authorized the payment of certain fund expenses with commissions on fund portfolio transactions. These commissions reduce miscellaneous expenses and are included in the expense offset to broker commissions in the Statement of Operations.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered open-end investment companies that are not traded pn an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign Securities and Currency Transactions: The fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the fund executes a foreign security transaction, the fund may enter into a foreign currency contract to settle the foreign security transaction.The fund could be exposed to risk if counterpar-ties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized appreciation or (depreciation) from investments and foreign currency translations not on Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank, Mellon Bank, N.A. (“Mellon Bank”), whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes any earnings credits as an expense offset in the Statement of Operations.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date.The fund declares and distributes dividends from investment income-net, if any, quarterly, and dividends from net realized capital gain, if any, annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to continue to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $181,196,350 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied, $60,347,520 of the carryover expires in fiscal 2008, $49,289,530 expires in fiscal 2009, $70,087,112 expires in fiscal 2010 and $1,472,188 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2006 were as follows: ordinary income $1,629,590. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The Company has a line of credit arrangement (“LOC”) with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. The borrowings by each series of the Company are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each series agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC.

The average daily amount of borrowings outstanding under the LOC during the period ended June 30, 2007 was approximately $7,200, with a related weighted average annualized interest rate of 5.87% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

daily value of the fund’s net assets.The fee is .65% of the first $250 million of net assets, .60% of the next $250 million of net assets, .55% of the next $250 million of net assets and .50% of net assets in excess of $750 million.

During the period ended June 30, 2007, the Distributor retained $238 and $12 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $573 and $479 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Class B, C and T “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares.The Class B shares ceased paying Rule 12b-1 fees to the Distributor in late 2006 in accordance with regulatory requirements that limit the amount of sales charges a mutual fund may impose based on sales of the fund’s shares. The Class B shares may resume paying Rule 12b-1 fees in the future if permitted to do so by applicable regulation. During the period ended June 30, 2007, Class B, Class C and Class T shares were charged $0, $579 and $74, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the fund’s Class F shares. During the period ended June 30, 2007, Class F shares were charged $70,995 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2007, Class A, Class B, Class C and Class T shares were charged $2,582, $497, $193 and $74, respectively, pursuant to the Shareholder Services Plan.

The Company has a shareholder services agreement with the Distributor, whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares.The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2007, Class F shares were charged $21,720 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.With the exception of out-of-pocket charges, the fees charged by DTI with respect to the fund’s Class F shares are paid by the Distributor.The out-of-pocket charges from DTI are paid by the fund. During the period ended June 30, 2007, Class F shares were charged $545 for out-of-pocket transfer agent charges.

The fees charged by DTI with respect to the fund’s Class A, B, C, I and T shares are paid by the fund.These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2007 were $3,558.

Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class I and the Class T share classes of the Fund for certain transfer agency expenses pursuant to a written contractual commitment. This commitment will extend through at least August 31, 2008, and will not be terminated without prior notification to the Company’s Board of

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Directors. During the period ended June 30, 2007, Class I and Class T were each reimbursed $44, which reduced the amounts paid to DTI to $21 and $50, respectively.

The fund compensates Mellon Bank, an affiliate of Founders, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2007, the fund was charged $5,316 pursuant to the custody agreement.

The fund also pays Mellon Bank for certain cash management services. These fees are included in the out-of-pocket transfer agency charges above.

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is computed at the annual rate of .06% of the average daily net assets of the fund on the first $500 million, .04% of the average daily net assets of the fund on the next $500 million and .02% of the average daily net assets of the fund in excess of $1 billion, plus reasonable out-of pocket expenses. Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of Founders’ costs related to the support and oversight of these services. During the period ended June 30, 2007, Dreyfus waived $1,423.

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $31,496, Rule 12b-1 distribution plan fees $12,022, shareholder services plan fees $29,965, custodian fees $4,281, transfer agency per account fees $705 and accounting fees $1,476, which are offset against an expense reimbursement for accounting fees in the amount of $1,423.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets.The Company’s Board of Directors has adopted a deferred com-

pensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series.The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the directors’ fees and expenses and the net change in unrealized appreciation/(depreciation) of investments on the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation.The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2007, amounted to $61,430,221 and $67,267,368, respectively.

At June 30, 2007, accumulated net unrealized appreciation on investments was $4,451,923, consisting of $5,196,474 gross unrealized appreciation and $744,551 gross unrealized depreciation.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investment).

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 1670 Broadway, Suite 1000, Denver, Colorado 80202, an independent registered public accounting firm, was the independent registered public accounting firm for the Company for the fiscal year ended December 31, 2006.At meetings held on February 22, 2007, the Audit Committee and the Board of Directors of the Company engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the Company, effective upon the completion of services related to the audit of the 2006 financial statements of the Company.

During the Company’s past two fiscal years and any subsequent interim period: (i) no report on the Company’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagree-ment(s) in connection with its report.

Dreyfus Founders Discovery Fund

SEMIANNUAL REPORT June 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. To take advantage of this service, simply inform us online of your decision to receive materials through our E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today. It’s simple and only takes a few minutes.

Class F shareholders can log into www.founders.com/ ecommunications, or www.icsdelivery.com if you own funds through a third party.

Class A, B, C, I and T shareholders can log into www.dreyfus.com.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization.Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
25	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Founders
Discovery Fund

The	Fund

A LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Founders Discovery Fund, covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened. What’s more, a generally rising stock market over the past six months has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and support corporate profits through year-end. As always, your financial advisor can help you position your equity investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2007, through June 30, 2007, as provided by B. Randall Watts, Jr., Portfolio Manager

Fund and Market Performance Overview

Stocks generally advanced over the first half of 2007 due to strong corporate earnings and heightened levels of mergers-and-acquisitions activity.The fund produced returns that were roughly in line with its benchmark, which does not reflect fund fees and expenses in its results.

For the six-month period ended June 30, 2007, Dreyfus Founders Discovery Fund produced total returns of 8.97% for its Class A shares, 9.06% for its Class B shares, 8.84% for its Class C shares, 9.46% for its Class F shares, 9.49% for its Class I shares and 8.94% for its Class T shares.1 In comparison, the Russell 2000 Growth Index, the fund’s benchmark, produced a total return of 9.33% for the reporting period.2

The Fund’s Investment Approach

The fund invests primarily in small U.S.-based companies that we believe possess high-growth potential.The fund may also invest in larger companies if, in our opinion, they represent better prospects for capital appreciation. Our strategy combines market economics with fundamental research. We assess current economic conditions and examine each sector of the Russell 2000 Growth Index to determine its market-capitalized weighting and estimate its relative performance.We generally give greater relative weight to sectors that we expect to outperform the overall market. Within each sector, we look for companies with solid market positions, visionary leadership and reasonable financial strength. We typically will sell a stock when we find a more attractive alternative, determine that its valuation is excessive, become aware of deteriorating fundamentals or change our assessment of its sector’s valuation.

Small-Cap Stocks Advanced Amid Mixed Economic Data

Although stocks generally posted attractive returns over the first half of 2007, the market encountered heightened volatility as worries of a more severe economic slowdown alternated with concerns regarding persistent inflationary pressures. Soft U.S. housing markets dampened consumer spending, and troubles in the sub-prime mortgage market

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

worsened.Yet, robust growth in overseas markets and resurgent energy prices helped keep the rate of inflation above the Federal Reserve Board’s “comfort zone.”

In this environment, small-cap stocks generally provided higher returns than large-cap stocks, and growth-oriented shares outpaced value-oriented stocks. The fund participated fully in the small-cap growth sector’s advance, primarily due to good individual stock selections in the energy, industrials and information technology sectors. In addition, the fund benefited when several of its holdings were acquired by other companies, boosting their stock prices.

Individual Security Selections Drove the Fund’s Performance

The fund’s relatively higher exposure to energy stocks enabled it to participate more heavily than the benchmark in the sector’s gains. Energy companies prospered in an environment of rising crude oil prices, which ended the reporting period near multi-year highs. The fund received strong contributions from oil, gas and coal producers, including Franklin Coal Holdings,Arena Resources and Parallel Petroleum. Equipment and service providers also fared well, with holdings such as Global Industries, T-3 Energy Services and W-H Energy Services posting sizeable gains.

Among industrial companies, the fund benefited from its holdings in the construction and engineering industry group, where Quanta Services saw earnings rise and the company issued a strong outlook.Washington Group International, which serves the government, mining and power industries, gained value when it was acquired by a leading engineering firm. In the commercial services segment, power industry maintenance provider Team Industrial Services flourished amid robust demand for its services, and parking services provider Central Parking was acquired by private equity investors.

In the information technology sector, top performers included telecommunications and energy infrastructure service provider Mastec,broadband networks designer Arris Group and network equipment market Netgear. In addition, Internet marketer 24/7 Real Media and online payment solutions provider eFunds were acquired during the reporting period.

Detractors from the fund’s relative performance were largely from the consumer discretionary sector, and included several specialty retailers hurt by slower consumer spending. Among these were clothing

4

retailers Cache, Casual Male Retail Group, bebe Stores and Citi Trends. In addition, one of the fund’s larger holdings, workplace consultant and services provider Bright Horizons Family Solutions, detracted from relative performance despite a lack of change in the company’s fundamentals and a solid earnings report. Results from the financials sector were undermined by weak returns from commercial banks, such as Capital Bancorp, and insurance companies, including First Mercury Financial and Argonaut Group.

The Fund Is Positioned for Growth

Although we remain concerned that weakness in housing markets may spread to other parts of the U.S. economy, our security selection process has continued to find ample opportunities for growth among small-cap companies. We have retained an overweighted position in the energy sector, where we expect the supply-demand relationship to remain tight.We also have increased the fund’s holdings of information technology companies, including those that may benefit from higher levels of corporate spending. Finally, while we have maintained relatively light exposure to consumer-oriented stocks, we have found opportunities among specialty retailers that cater to customers who, in our judgment, are likely to spend even in the event of an economic downturn.

July 16, 2007

Small companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Part of the fund’s historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the fund’s investments in IPOs, if any, will continue to have a similar impact on performance.
Part of the fund’s historical performance is due to amounts received from class action settlements regarding prior fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.
[2]	SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Founders Discovery Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid
per $1,000 †	$ 10.88	$ 11.14	$ 13.67	$ 7.63	$ 7.43	$ 12.12
Ending value
(after expenses)	$1,089.70	$1,090.60	$1,088.40	$1,094.60	$1,094.90	$1,089.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid
per $1,000 †	$ 10.49	$ 10.74	$ 13.17	$ 7.35	$ 7.15	$ 11.68
Ending value
(after expenses)	$1,014.38	$1,014.13	$1,011.70	$1,017.50	$1,017.70	$1,013.19

† Expenses are equal to the fund’s non annualized expense ratio of 2.10% for Class A shares, 2.15% for Class B shares, 2.64% for Class C shares, 1.47% for Class F shares, 1.43% for Class I shares and 2.34% for Class T shares;
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2007 (Unaudited)
Common Stocks—97.3%	Shares	Value ($)

Air Freight & Logistics—.5%
Hub Group, Cl. A	37,324 [a]	1,312,312
Aluminum—.5%
Century Aluminum	24,710 [a]	1,349,907
Apparel Retail—2.0%
Casual Male Retail Group	184,590 [a]	1,864,359
Citi Trends	50,070 [a]	1,900,657
Coldwater Creek	68,480 [a]	1,590,790
		5,355,806
Apparel, Accessories & Luxury Goods—1.2%
Kenneth Cole Productions, Cl. A	71,780	1,772,966
True Religion Apparel	72,070 [a]	1,465,183
		3,238,149
Application Software—6.5%
BEA Systems	113,980 [a]	1,560,386
Epicor Software	156,920 [a]	2,333,400
Informatica	157,800 [a]	2,330,706
InterVoice	124,600 [a]	1,037,918
JDA Software Group	68,950 [a]	1,353,488
Lawson Software	251,400 [a]	2,486,346
NetScout Systems	130,700 [a]	1,133,169
QAD	64,692	536,944
Solera Holdings	83,600 [a]	1,620,168
Transaction Systems Architects	23,250 [a]	782,595
Ultimate Software Group	71,790 [a]	2,076,885
		17,252,005
Asset Management & Custody Banks—.7%
Waddell & Reed Financial, Cl. A	75,500	1,963,755
Biotechnology—3.9%
Alnylam Pharmaceuticals	95,380 [a]	1,448,822
Applera—Celera Genomics Group	95,180 [a]	1,180,232
Array BioPharma	82,710 [a]	965,226
Enzon Pharmaceuticals	183,540 [a]	1,440,789
InterMune	61,680 [a]	1,599,979
Medarex	62,810 [a]	897,555
Poniard Pharmaceuticals	122,158 [a]	830,674

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Biotechnology (continued)
Rigel Pharmaceuticals	127,650 [a]	1,137,361
Sangamo BioSciences	114,971 [a]	933,565
		10,434,203
Broadcasting & Cable TV—.5%
Entravision Communications, Cl. A	133,120 [a]	1,388,442
Building Products—1.0%
Interface, Cl. A	144,660	2,728,288
Communications Equipment—5.6%
ADC Telecommunications	73,100 [a]	1,339,923
Arris Group	137,490 [a]	2,418,449
C-COR	92,060 [a]	1,294,364
Foundry Networks	132,370 [a]	2,205,284
MasTec	141,330 [a]	2,235,841
NETGEAR	44,050 [a]	1,596,812
OpNext	111,600 [a]	1,477,584
Polycom	63,430 [a]	2,131,248
		14,699,505
Computer Storage & Peripherals—.3%
Brocade Communications Systems	96,310 [a]	753,144
Construction & Engineering—1.8%
Quanta Services	80,620 [a]	2,472,615
Washington Group International	28,500 [a]	2,280,285
		4,752,900
Construction, Farm Machinery & Heavy Trucks—.7%
Bucyrus International, Cl. A	24,637	1,743,807
Consumer Finance—.9%
First Cash Financial Services	105,162 [a]	2,464,997
Data Processing & Outsourced Services—2.9%
Authorize.Net Holdings	68,530 [a]	1,226,002
eFunds	42,110 [a]	1,486,062
Global Cash Access Holdings	180,110 [a]	2,885,362
Wright Express	63,580 [a]	2,178,887
		7,776,313
Distributors—.4%
DXP Enterprises	24,520 [a]	1,048,230

8

Common Stocks (continued)	Shares	Value ($)

Diversified Commercial & Professional Services—4.9%
Bright Horizons Family Solutions	71,830 [a]	2,794,905
Copart	91,820 [a]	2,808,774
Endeavor Acquisition	65,760 [a]	775,968
eTelecare Global Solutions, ADR	92,060 [a]	1,488,610
McGrath Rentcorp	39,740	1,338,841
Mobile Mini	67,480 [a]	1,970,416
Ritchie Brothers Auctioneers	28,810	1,804,082
		12,981,596
Diversified Metals & Mining—1.2%
Alpha Natural Resources	104,530 [a]	2,173,179
Northern Orion Resources	182,600 [a]	1,038,994
		3,212,173
Drug Retail—1.0%
Longs Drug Stores	51,520	2,705,830
Education Services—1.4%
DeVry	47,900	1,629,558
Strayer Education	15,280	2,012,529
		3,642,087
Electrical Components & Equipment—.4%
JA Solar Holdings, ADR	28,680 [a]	967,376
Electronic Equipment Manufacturers—1.2%
FLIR Systems	39,860 [a]	1,843,525
LoJack	59,900 [a]	1,335,171
		3,178,696
Electronic Manufacturing Services—1.0%
SMART Modular Technologies	133,870 [a]	1,842,051
TTM Technologies	54,710 [a]	711,230
		2,553,281
Environmental & Facilities Services—1.8%
Stericycle	52,300 [a]	2,325,258
Team	56,450 [a]	2,538,557
		4,863,815
Fertilizers & Agricultural Chemicals—.6%
American Vanguard	106,330	1,522,646

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Food Retail—.4%
Ruddick	37,600	1,132,512
General Merchandise Stores—.7%
Fred’s	128,749	1,722,662
Gold—.5%
Kinross Gold	102,500 [a]	1,197,200
Health Care Equipment—6.8%
Cytyc	32,060 [a]	1,382,107
ev3	71,680 [a]	1,209,958
Insulet	28,390 [a]	403,138
Integra LifeSciences Holdings	52,950 [a]	2,616,789
Natus Medical	175,830 [a]	2,799,214
PerkinElmer	78,600	2,048,316
Respironics	88,660 [a]	3,776,029
Thoratec	54,170 [a]	996,186
TomoTherapy	25,530 [a]	559,618
Wright Medical Group	81,040 [a]	1,954,685
		17,746,040
Health Care Facilities—1.6%
Psychiatric Solutions	53,350 [a]	1,934,471
VCA Antech	58,140 [a]	2,191,297
		4,125,768
Health Care Distributors—.5%
AMN Healthcare Services	56,300 [a]	1,238,600
Health Care Services—1.2%
Amedisys	35,930 [a]	1,305,337
Pediatrix Medical Group	33,650 [a]	1,855,798
		3,161,135
Health Care Supplies—.8%
Arrow International	52,000	1,990,560
Health Care Technology—.4%
Phase Forward	63,890 [a]	1,075,269
Home Entertainment Software—.5%
Take-Two Interactive Software	64,850 [a]	1,295,055
Hotels, Resorts & Cruise Lines—.6%
Ambassadors Group	46,160	1,640,065
Independent Power Prod. & Energy Traders—.5%
Ormat Technologies	36,360	1,370,045

10

Common Stocks (continued)	Shares	Value ($)

Internet Software & Services—4.2%
Bankrate	28,900 [a]	1,384,888
Cogent Communications Group	16,000 [a]	477,920
DealerTrack Holdings	37,650 [a]	1,387,026
DivX	67,920 [a]	1,018,800
Internap Network Services	49,100 [a]	708,022
Marchex, Cl. B	59,200	966,144
SkillSoft, ADR	144,670 [a]	1,343,984
TheStreet.com	74,140	806,643
ValueClick	41,830 [a]	1,232,312
VeriSign	56,720 [a]	1,799,726
		11,125,465
Investment Banking & Brokerage—1.7%
Cohen & Steers	27,430	1,191,833
optionsXpress Holdings	102,490	2,629,893
Piper Jaffray Cos.	13,360 [a]	744,553
		4,566,279
IT Consulting & Other Services—.5%
Forrester Research	47,920 [a]	1,347,990
Leisure Products—1.1%
Steiner Leisure	60,620 [a]	2,977,654
Life Sciences Tools & Services—1.4%
Exelixis	99,270 [a]	1,201,167
Thermo Fisher Scientific	49,230 [a]	2,546,176
		3,747,343
Marine Ports & Services—.3%
CAI International	57,920 [a]	763,386
Movies & Entertainment—1.0%
Lions Gate Entertainment	238,720 [a]	2,633,082
Multi-Line Insurance—.8%
Arch Capital Group	27,630 [a]	2,004,280
Oil & Gas Exploration & Production—3.1%
Arena Resources	36,110 [a]	2,098,352
Berry Petroleum, Cl. A	40,310	1,518,881
Parallel Petroleum	91,270 [a]	1,998,813
Penn Virginia	64,560	2,595,312
		8,211,358

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Oil & Gas Equipment & Services—3.0%
Dril-Quip	26,930 [a]	1,210,503
Oil States International	32,310 [a]	1,335,695
Superior Well Services	51,496 [a]	1,308,513
T-3 Energy Services	39,700 [a]	1,327,965
W-H Energy Services	45,910 [a]	2,842,288
		8,024,964
Packaged Foods & Meats—.7%
Hain Celestial Group	65,910 [a]	1,788,797
Personal Products—1.4%
Inter Parfums	84,350	2,245,397
Physicians Formula Holdings	95,226 [a]	1,497,429
		3,742,826
Pharmaceuticals—1.3%
BioMimetic Therapeutics	49,652 [a]	776,061
Covance	25,340 [a]	1,737,310
Sirtris Pharmaceuticals	80,890 [a]	798,384
		3,311,755
Property & Casualty Insurance—1.0%
First Mercury Financial	94,100 [a]	1,973,277
Hallmark Financial Services	57,829 [a]	700,887
		2,674,164
Regional Banks—2.5%
First Midwest Bancorp/IL	41,380	1,469,404
SVB Financial Group	42,150 [a]	2,238,586
Texas Capital Bancshares	37,400 [a]	835,890
UCBH Holdings	109,510	2,000,748
		6,544,628
Reinsurance—.9%
Max Capital Group	28,600	809,380
Montpelier Re Holdings	85,540	1,585,912
		2,395,292
Restaurants—2.0%
California Pizza Kitchen	93,240 [a]	2,002,795

12

Common Stocks (continued)	Shares	Value ($)

Restaurants (continued)
Jamba	56,400 [a]	515,496
Texas Roadhouse, Cl. A	206,966 [a]	2,647,095
		5,165,386
Semiconductor Equipment—1.1%
Microsemi	123,280 [a]	2,952,556
Semiconductors—4.3%
AMIS Holdings	137,370 [a]	1,719,872
Anadigics	41,644 [a]	574,271
ChipMOS TECHNOLOGIES ( Bermuda )	111,670 [a]	802,907
Diodes	67,490 [a]	2,819,057
Hittite Microwave	19,818 [a]	846,823
Micrel	105,040	1,336,109
MIPS Technologies	236,560 [a]	2,079,362
Tessera Technologies	30,560 [a]	1,239,208
		11,417,609
Soft Drinks—1.5%
Hansen Natural	64,870 [a]	2,788,113
National Beverage	112,515	1,295,048
		4,083,161
Specialized Finance—1.6%
Portfolio Recovery Associates	70,480	4,230,210
Steel—.5%
Schnitzer Steel Industries, Cl. A	27,200	1,303,968
Trading Companies & Distributors—2.3%
MSC Industrial Direct, Cl. A	43,400	2,387,000
UAP Holding	119,886	3,613,364
		6,000,364
Trucking—.7%
Old Dominion Freight Line	65,200 [a]	1,965,780
Wireless Telecommunication Services—1.0%
NeuStar, Cl. A	94,000 [a]	2,723,180
Total Common Stocks
(cost $230,048,896)		257,285,651

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—3.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,231,000)	8,231,000 [b]	8,231,000

Total Investments (cost $238,279,896)	100.4%	265,516,651
Liabilities, Less Cash and Receivables	(.4%)	(1,144,664)
Net Assets	100.0%	264,371,987

ADR—American Depository Receipts
[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Information Technology	28.1	Consumer Staples	5.1
Healthcare	17.7	Materials	3.3
Industrials	14.4	Other	3.2
Consumer Discretionary	10.9	Telecommunications Services	1.0
Financials	10.2
Energy	6.1		100.0

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	230,048,896	257,285,651
Affiliated issuers	8,231,000	8,231,000
Cash		61,834
Receivable for investment securities sold		8,586,316
Dividends and interest receivable		75,655
Receivable for shares of Common Stock subscribed		45,870
Prepaid expenses		30,672
Other Assets		89,927
		274,406,925

Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		414,118
Payable for shares of Common Stock redeemed		149,396
Payable for investment securities purchased		9,156,362
Interest payable—Note 2		16
Bank Loan payable—Note 2		50,000
Director’s deferred compensation		89,927
Accrued expenses		175,119
		10,034,938

Net Assets ($)		264,371,987

Composition of Net Assets ($):
Paid-in capital		486,851,914
Accumulated investment (loss)—net		(1,589,362)
Accumulated net realized gain (loss) on investments		(248,135,089)
Accumulated net unrealized appreciation
(depreciation) on investments		27,244,524

Net Assets ($)		264,371,987

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I	Class T

Net Assets ($)	12,504,864	965,795	2,587,745	218,119,399	30,078,063	116,121
Shares
Outstanding	381,339	31,578	84,062	6,635,227	895,688	3,649

Net Asset Value
Per Share ($)	32.79	30.58	30.78	32.87	33.58	31.82

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
Investment Income ($):
Income:
Dividends (net of $1,677 foreign taxes withheld at source):
Unaffiliated issuers	485,722
Affiliated issuers	141,099
Total Income	626,821
Expenses:
Investment advisory fee—Note 3(a)	1,327,753
Shareholder servicing costs—Note 3(c)	328,993
Distribution fees—Note 3(b)	205,414
Professional fees	90,544
Accounting fees—3(c)	78,570
Registration fees	11,355
Custodian fees—Note 3(c)	11,276
Directors’ fees and expenses—Note 3(d)	7,531
Interest expense—Note 2	4,037
Loan commitment fees—Note 2	1,692
Prospectus and shareholders’ reports	1,607
Miscellaneous	7,399
Total Expenses	2,076,171
Less—reduction in custody fees due to
earnings credits—Note 1(c)	(4,237)
Less—reduction in accounting fees—Note 3(c)	(6,431)
Less—expense offset to broker commission—Note 1	(7,399)
Net Expenses	2,058,104
Investment (Loss)—Net	(1,431,283)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	25,117,174
Net in unrealized appreciation (depreciation) on investments	562,541
Net Realized and Unrealized Gain (Loss) on Investments	25,679,715
Net Increase in Net Assets Resulting from Operations	24,248,432

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Operations ($):
Investment (loss)—net	(1,431,283)	(4,260,407)
Net realized gain (loss) on investments	25,117,174	11,932,242
Net in unrealized appreciation
(depreciation) on investments	562,541	8,602,976
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,248,432	16,274,811

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	586,626	31,753,979
Class B shares	—	69,786
Class C shares	126,387	578,469
Class F shares	4,271,872	19,688,048
Class I shares	23,248,091	7,013,386
Class T shares	2,758	33,471
Cost of shares redeemed:
Class A shares	(25,675,181)	(41,576,885)
Class B shares	(472,950)	(13,014,588)
Class C shares	(764,050)	(2,147,554)
Class F shares	(44,357,686)	(147,807,521)
Class I shares	(3,664,135)	(6,869,929)
Class T shares	(66,778)	(1,142,702)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(46,765,046)	(153,422,040)
Total Increase (Decrease) in Net Assets	(22,516,614)	(137,147,229)

Net Assets ($):
Beginning of Period	286,888,601	424,035,830
End of Period	264,371,987	286,888,601
Accumulated investment (loss)—net	(1,589,362)	(158,079)

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Capital Share Transactions:
Class A [b]
Shares sold	19,001	1,033,819
Shares redeemed	(824,913)	(1,421,803)
Net Increase (Decrease) in Shares Outstanding	(805,912)	(387,984)

Class B [b]
Shares sold	—	2,416
Shares redeemed	(16,368)	(469,720)
Net Increase (Decrease) in Shares Outstanding	(16,368)	(467,304)

Class C
Shares sold	4,479	19,922
Shares redeemed	(25,793)	(76,293)
Net Increase (Decrease) in Shares Outstanding	(21,314)	(56,371)

Class F
Shares sold	139,069	662,494
Shares redeemed	(1,429,476)	(5,022,156)
Net Increase (Decrease) in Shares Outstanding	(1,290,407)	(4,359,662)

Class I
Shares sold	728,230	225,128
Shares redeemed	(114,966)	(228,359)
Net Increase (Decrease) in Shares Outstanding	613,264	(3,231)

Class T
Shares sold	95	1,121
Shares redeemed	(2,210)	(37,890)
Net Increase (Decrease) in Shares Outstanding	(2,115)	(36,769)

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	During the period ended June 30, 2007, 9,357 Class B shares representing $268,661, were automatically converted to 8,745 Class A shares and during the period ended December 31, 2006, 314,250 Class B shares representing $8,696,579 were automatically converted to 296,178 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2007			Year Ended December 31,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	30.09	28.63	28.82	26.04	19.09	28.50
Investment Operations:
Investment (loss)—net	(.27)[a]	(.35)[a]	(.28)[a]	(.64)	(.36)	(.31)
Net realized and unrealized
gain (loss) on investments	2.97	1.81	.09	3.42	7.31	(9.10)
Total from Investment Operations	2.70	1.46	(.19)	2.78	6.95	(9.41)
Net asset value, end of period	32.79	30.09	28.63	28.82	26.04	19.09

Total Return (%) [b]	8.97[c]	5.10	(.66)	10.68	36.41	(33.02)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04[c]	1.51	1.47	1.38	1.50	1.35
Ratio of net expenses
to average net assets	1.04[c]	1.51	1.45	1.37	1.50	1.35
Ratio of net investment (loss)
to average net assets	(.84)[c]	(1.15)	(1.09)	(1.11)	(1.25)	(1.08)
Portfolio Turnover Rate	86[c]	202	160	98	130	128

Net Assets, end of period
($ x 1,000)	12,505	35,719	45,092	65,763	79,630	67,184

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not Annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	28.04	27.10	27.55	25.12	18.60	28.03
Investment Operations:
Investment (loss)—net	(.24)[a]	(.61)[a]	(.54)[a]	(1.07)	(.81)	(.69)
Net realized and unrealized
gain (loss) on investments	2.78	1.55	.09	3.50	7.33	(8.74)
Total from Investment Operations	2.54	.94	(.45)	2.43	6.52	(9.43)
Net asset value, end of period	30.58	28.04	27.10	27.55	25.12	18.60

Total Return (%) [b]	9.06[c]	3.51	(1.63)	9.67	35.05	(33.64)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.07[c]	2.64	2.44	2.30	2.56	2.26
Ratio of net expenses
to average net assets	1.07[c]	2.64	2.43	2.29	2.56	2.26
Ratio of net investment (loss)
to average net assets	(.84)[c]	(2.28)	(2.06)	(2.03)	(2.31)	(1.98)
Portfolio Turnover Rate	86[c]	202	160	98	130	128

Net Assets, end of period
($ x 1,000)	966	1,344	13,964	18,795	21,009	18,804

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not Annualized.
See notes to financial statements.

20

Six Months Ended
June 30, 2007			Year Ended December 31,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	28.29	27.14	27.57	25.14	18.60	28.05
Investment Operations:
Investment (loss)—net	(.31)[a]	(.56)[a]	(.50)[a]	(1.53)	(.94)	(.86)
Net realized and unrealized
gain (loss) on investments	2.80	1.71	.07	3.96	7.48	(8.59)
Total from Investment Operations	2.49	1.15	(.43)	2.43	6.54	(9.45)
Net asset value, end of period	30.78	28.29	27.14	27.57	25.14	18.60

Total Return (%) [b]	8.84[c]	4.24	(1.56)	9.67	35.16	(33.69)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.31[c]	2.36	2.36	2.28	2.52	2.27
Ratio of net expenses
to average net assets	1.31[c]	2.36	2.35	2.27	2.52	2.26
Ratio of net investment (loss)
to average net assets	(1.08)[c]	(2.01)	(1.98)	(2.01)	(2.28)	(1.99)
Portfolio Turnover Rate	86[c]	202	160	98	130	128

Net Assets, end of period
($ x 1,000)	2,588	2,981	4,391	6,668	8,352	7,794

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class F Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	30.03	28.58	28.77	25.98	19.04	28.45
Investment Operations:
Investment (loss)—net	(.15)[a]	(.34)[a]	(.30)[a]	(.69)	(.35)	(.36)
Net realized and unrealized
gain (loss) on investments	2.99	1.79	.11	3.48	7.29	(9.05)
Total from Investment Operations	2.84	1.45	(.19)	2.79	6.94	(9.41)
Net asset value, end of period	32.87	30.03	28.58	28.77	25.98	19.04

Total Return (%)	9.46[b]	5.08	(.66)	10.74	36.45	(33.08)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73[b]	1.53	1.46	1.35	1.53	1.41
Ratio of net expenses
to average net assets	.73[b]	1.52	1.45	1.34	1.53	1.40
Ratio of net investment (loss)
to average net assets	(.50)[b]	(1.16)	(1.09)	(1.08)	(1.29)	(1.13)
Portfolio Turnover Rate	86[b]	202	160	98	130	128

Net Assets, end of period
($ x 1,000)	218,119	238,015	351,087	550,622	638,880	498,970

[a]	Based on average shares outstanding at each month end.
[b]	Not Annualized.
See notes to financial statements.

22

Six Months Ended
June 30, 2007			Year Ended December 31,

Class I Shares	(Unaudited)[a]	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	30.67	29.11	29.22	26.32	19.23	28.64
Investment Operations:
Investment (loss)—net	(.14)[b]	(.27)[b]	(.24)[b]	(.24)	(.17)	(.18)
Net realized and unrealized
gain (loss) on investments	3.05	1.83	.13	3.14	7.26	(9.23)
Total from Investment Operations	2.91	1.56	(.11)	2.90	7.09	(9.41)
Net asset value, end of period	33.58	30.67	29.11	29.22	26.32	19.23

Total Return (%)	9.49[c]	5.36	(.38)	11.02	36.87	(32.86)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[c]	1.26	1.18	1.11	1.21	1.10
Ratio of net expenses
to average net assets	.70[c]	1.26	1.17	1.10	1.21	1.10
Ratio of net investment (loss)
to average net assets	(.45)[c]	(.91)	(.80)	(.83)	(.96)	(.82)
Portfolio Turnover Rate	86[c]	202	160	98	130	128

Net Assets, end of period
($ x 1,000)	30,078	8,662	8,315	72,317	65,240	42,872

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	Based on average shares outstanding at each month end.
[c]	Not Annualized.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class T Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	29.21	27.91	28.18	25.55	18.79	28.24
Investment Operations:
Investment (loss)—net	(.28)[a]	(.45)[a]	(.38)[a]	(.65)	(.31)	(.54)
Net realized and unrealized
gain (loss) on investments	2.89	1.75	.11	3.28	7.07	(8.91)
Total from Investment Operations	2.61	1.30	(.27)	2.63	6.76	(9.45)
Net asset value, end of period	31.82	29.21	27.91	28.18	25.55	18.79

Total Return (%) [b]	8.94[c]	4.66	(.96)	10.29	35.98	(33.46)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.16[c]	1.84	1.77	1.71	1.91	2.06
Ratio of net expenses
to average net assets	1.16[c]	1.84	1.76	1.70	1.90	2.06
Ratio of net investment (loss)
to average net assets	(.94)[c]	(1.51)	(1.40)	(1.44)	(1.66)	(1.79)
Portfolio Turnover Rate	86[c]	202	160	98	130	128

Net Assets, end of period
($ x 1,000)	116	168	1,187	1,648	1,788	1,291

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not Annualized.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Founders Discovery Fund (the “fund”) is a separate diversified series of Dreyfus Founders Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek capital appreciation. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. During the reporting period Founders was an indirect wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly-owned financial services company which provided a comprehensive range of financial products and services in domestic and selected international markets.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming the Bank of New York Mellon Corporation.As part of this transaction, Founders became an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Company’s Board of Directors approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”, an affiliate of Founders), served as the Distributor of the fund’s shares. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.The fund is authorized to issue up to 550 million shares of Common Stock, par value $ .01 per share in the following classes of shares: Class A, Class B, Class C, Class F, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of investors. Class B shares are subject to a

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The Company’s Board of Directors has authorized the payment of certain fund expenses with commissions on fund portfolio transactions. These commissions reduce miscellaneous expenses and are included in the expense offset to broker commissions in the Statement of Operations.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing

26

price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.The fund amortizes premiums and discounts on all debt securities.

Registered open-end investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign Securities and Currency Transactions: The fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the fund executes a foreign security transaction, the fund may enter into a foreign currency contract to settle the foreign security transaction.The fund could be exposed to risk if counterpar-ties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

28

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized appreciation (depreciation) from investments and foreign currency translations in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with the custodian bank, Mellon Bank, N.A. (“Mellon Bank”), whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes any earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would

30

be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $272,781,396 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied,$28,240,961 of the carryover expires in fiscal 2009,$230,439,968 expires in fiscal 2010 and $14,100,467 expires in fiscal 2011.

NOTE 2—Bank Line of Credit:

The Company has a line of credit arrangement (“LOC”) with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. The borrowings by each series of the Company are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each series agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC.

The average daily amount of borrowings outstanding under the LOC during the period June 30, 2007, was approximately $138,700 with a related weighted average annualized interest rate of 5.87% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the fund’s net assets.The fee is 1% of the first $250 million of net assets, .80% of the next $250 million of net assets and .70% of net assets in excess of $500 million.

During the period ended June 30, 2007, the Distributor retained $846 and $9 from sales commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $11,056 and $284 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Class B, C and T Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended December 31, 2006, Class B, Class C and Class T shares were charged $4,143, $10,539 and $169, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the Fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the Fund’s Class F shares. During the period ended June 30, 2007, Class F shares were charged $190,563 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor

32

determines the amounts to be paid to Service Agents. During the period ended June 30, 2007, Class A, Class B, Class C and Class T shares were charged $24,684, $1,381, $3,513 and $169, respectively, pursuant to the Shareholder Services Plan.

The Company has a shareholder services agreement with the Distributor, whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares. The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2007, Class F shares were charged $104,075 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.With the exception of out-of-pocket charges, the fees charged by DTI with respect to the fund’s Class F shares are paid by the Distributor.The out-of-pocket charges from DTI are paid by the fund. During the period ended June 30, 2007, Class F shares were charged $2,109 for out-of-pocket transfer agent charges.

The fees charged by DTI with respect to the fund’s Class A, B, C, I and T shares are paid by the fund. These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2007 were $25,159.

The fund compensates Mellon Bank, an affiliate of Founders, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2007, the fund was charged $11,276 pursuant to the custody agreement.

The fund also pays Mellon Bank for certain cash management services. These fees are included in the out-of-pocket transfer agency charges above.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of .06% of the average daily net assets of the fund on the first $500 million, .04% of the average daily net assets of the fund on the next $500 million and .02% of the average daily net assets of the fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of Founders’ costs related to the support and oversight of these services. During the period ended June 30, 2007, Dreyfus waived $6,431.

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $216,273, Rule 12b-1 distribution plan fees $31,185, custodian fees $4,170, shareholder services plan fees $157,424, transfer agency per account fees $5,375 and accounting fees $6,122, which are offset against an expense reimbursement for accounting fees in the amount of $6,431.

(d) Annual retainer fees and attendance fee for the Company’s Board of Directors are allocated to each series of the Company based on net assets.The Company’s Board of Directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series. The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Changes in market value are included in the directors’ fees and expenses and the net change in unrealized appreciation (depreciation) of investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

34

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2007, amounted to $231,312,750 and $288,815,334, respectively.

At June 30, 2007, accumulated net unrealized appreciation on investments was $27,236,755, consisting of $31,595,484 gross unrealized appreciation and $4,358,729 gross unrealized depreciation.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 1670 Broadway, Suite 1000, Denver, Colorado 80202, an independent registered public accounting firm, was the independent registered public accounting firm for the Company for the fiscal year ended December 31, 2006.At meetings held on February 22, 2007, the Audit Committee and the Board of Directors of the Company engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the Company, effective upon the completion of services related to the audit of the 2006 financial statements of the Company.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the Company’s past two fiscal years and any subsequent interim period: (i) no report on the Company’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagree-ment(s) in connection with its report.

36

Dreyfus Founders Equity Growth Fund

SEMIANNUAL REPORT June 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. To take advantage of this service, simply inform us online of your decision to receive materials through our E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today. It’s simple and only takes a few minutes.

Class F shareholders can log into www.founders.com/ ecommunications, or www.icsdelivery.com if you own funds through a third party.

Class A, B, C, I and T shareholders can log into www.dreyfus.com.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization.Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
22	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Founders
Equity Growth Fund

The	Fund

A LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Founders Equity Growth Fund, covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened. What’s more, a generally rising stock market over the past six months has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and support corporate profits through year-end. As always, your financial advisor can help you position your equity investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period between January 1, 2007, and June 30, 2007, as provided by John B. Jares, CFA, Portfolio Manager

Fund and Market Performance Overview

In spite of weaker consumer spending, stocks generally advanced over the first half of 2007.While the fund participated in the market’s rise, it fell short of the benchmark’s return due mainly to an underweighted position in the industrials sector and disappointing stock selections in several market segments.

For the six-month period ended June 30, 2007, Dreyfus Founders Equity Growth Fund produced total returns of 5.07% for Class A shares, 4.54% for Class B shares, 4.81% for Class C shares, 5.29% for Class F shares, 5.33% for Class I shares, and 4.22% for Class T shares.1 In comparison, the Russell 1000 Growth Index (the “Index”) rose to 8.13% over the same period.2

The Fund’s Investment Approach

To pursue the fund’s goal of long-term growth of capital and income, we invest primarily in the common stocks of large, well-established companies with records of profitability, dividend payments and a reputation for high-quality management, products and services. Using a “bottom-up” approach, we focus on individual stock selection instead of broad economic or industry trends. We look mainly for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.The fund may also invest in non-dividend-paying companies, and it may invest up to 30% of its total assets in foreign securities.

Cautious Consumer Spending Spreads to the Middle Class

Strong corporate earnings and robust levels of mergers-and-acquisitions activity more than offset investors’ economic and inflation concerns, helping drive stock prices higher during the first six months of the year. However, consumer sentiment continued to deteriorate when gasoline prices resurged and housing values deteriorated. While this economic

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

pinch previously had been felt primarily by lower-income consumers, this reporting period began to see spending cutbacks among middle-tier consumers, which affected a number of consumer-oriented companies.

Strong Results from Some Technology Stocks Were Offset by Laggards in Other Sectors

Although the fund invested in numerous strong-performing stocks, disappointing stock selections in several market sectors caused its results to fall short of its benchmark. In addition, our sector allocation strategy detracted from relative performance. For example, substantially underweighted positions in the industrials and materials sectors hindered the fund’s relative performance when these areas gained value within the Index. In addition, a lack of holdings in the utilities and telecommunication services sectors, where we found no compelling growth opportunities, also hampered the fund’s performance.

Our security selection strategy proved to be disappointing in the industrials and consumer discretionary sectors. Even though many consumer discretionary stocks retained strong underlying fundamentals during the reporting period, the decline in consumer spending hurt a number of retail-oriented companies, including organic grocery chain Whole Foods Market, coffee retailer Starbucks and electronics seller Best Buy. In addition, Whole Foods Market’s stock price fell when its operating margins were eroded by the placement of new stores in close proximity to existing ones, Starbucks was pressured by higher milk prices and Best Buy was negatively affected by reduced sales volumes of higher-margin products.

On the other hand, the fund received stronger contributions to relative performance from a number of its investments. Some of the fund’s top performers in the information technology sector included computer and electronics maker Apple, semiconductor giant Texas Instruments and storage specialist EMC Corporation.Apple rose on the popularity of its personal computing and consumer electronic products, including anticipation of the new iPhone.Texas Instruments gained value in the wake of an inventory correction in the semiconductor industry as well as a gain in market share for high-performance analog-conversion chips. Other strong information technology stocks included glass maker Corning,

4

which benefited from robust demand for the panels used in flat-screen televisions and a long-awaited recovery of its fiber-optics business.

However, some of the fund’s information technology holdings produced relatively lackluster results. Seagate Technology faltered due to aggressive pricing in the hard disk-drive industry and lower demand for its higher-margin products. Finally, some previously strong stocks, such as Cisco Systems and Hewlett-Packard, experienced a correction in valuations during the reporting period.

Mid-Cycle Slowdown Does Not Significantly Alter Portfolio Composition

We believe the pressure of elevated interest rates and higher gasoline prices is poised to constrain spending among more consumers.What’s more, the economic slowdown appears likely to continue, which we believe may eventually compel the Federal Reserve Board to reduce short-term interest rates in an effort to stimulate renewed growth.

We have maintained positions in numerous portfolio holdings that, in our judgment, have underperformed due to the mid-cycle economic slowdown rather than deteriorating company fundamentals. Consequently, we have not greatly altered the portfolio’s sector allocation strategy. Instead, we have maintained our focus on our bottom-up security selection process, which has continued to identify what we believe to be attractive opportunities for long-term growth.

July 16, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided for the fund’s Class T shares reflect the absorption of certain portfolio expenses by an affiliate of Founders pursuant to an agreement that will terminate on August 31, 2007. Had these expenses not been absorbed, the fund’s Class T share returns would have been lower.
[2]	SOURCE: LIPPER, INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is a widely accepted, unmanaged large-cap index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Founders Equity Growth Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid
per $1,000 †	$ 6.56	$ 11.01	$ 10.26	$ 5.75	$ 5.19	$ 12.20
Ending value
(after expenses)	$1,050.70	$1,045.40	$1,048.10	$1,052.90	$1,053.30	$1,042.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid
per $1,000 †	$ 6.46	$ 10.84	$ 10.09	$ 5.66	$ 5.11	$ 12.03
Ending value
(after expenses)	$1,018.40	$1,014.03	$1,014.78	$1,019.19	$1,019.74	$1,012.84

† Expenses are equal to the fund’s annualized expense ratio of 1.29% for Class A shares, 2.17% for Class B shares,
2.02% for Class C shares, 1.13% for Class F shares, 1.02% for Class I shares and 2.41% for Class T shares;
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2007 (Unaudited)
Common Stocks—97.6%	Shares	Value ($)

Advertising—.5%
Omnicom Group	23,214	1,228,485
Air Freight & Logistics—.4%
FedEx	9,002	998,952
Apparel Retail—1.3%
Gap	161,857	3,091,469
Application Software—.5%
Autodesk	26,236 [a]	1,235,191
Asset Management & Custody Banks—.7%
State Street	23,569	1,612,120
Biotechnology—4.6%
Amylin Pharmaceuticals	76,842 [a]	3,162,817
Genentech	27,764 [a]	2,100,624
Genzyme	38,312 [a]	2,467,293
Gilead Sciences	90,164 [a]	3,495,658
		11,226,392
Communications Equipment—5.9%
Alcatel, ADR	247,284	3,461,976
Cisco Systems	223,377 [a]	6,221,049
Corning	107,890 [a]	2,756,590
Nokia, ADR	70,295	1,975,992
		14,415,607
Computer & Electronics Retail—2.4%
Best Buy	127,983	5,972,967
Computer Hardware—6.6%
Apple Computer	62,670 [a]	7,648,247
Diebold	54,439	2,841,716
Hewlett-Packard	126,935	5,663,840
		16,153,803
Computer Storage & Peripherals—2.0%
EMC/Massachusetts	166,906 [a]	3,020,999
SanDisk	38,525 [a]	1,885,414
		4,906,413
Data Processing & Outsourced Services—.8%
Automatic Data Processing	39,899	1,933,904
Department Stores—1.0%
Macy’s	61,252	2,436,605

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Diversified Chemicals—.8%
E.I. du Pont de Nemours & Co.	39,822	2,024,550
Electronic Manufacturing Services—1.2%
Molex	100,965	3,029,960
Environmental & Facilities Services—1.0%
Waste Management	63,281	2,471,123
Exchange Traded Funds—4.5%
iShares Russell 1000 Growth Index Fund	49,308	2,919,527
Powershares QQQ	85,489	4,069,276
Standard & Poor’s Depository
Receipts (Tr. Ser. 1)	25,892	3,894,934
		10,883,737
Food Retail—.8%
Whole Foods Market	53,611	2,053,301
Health Care Equipment—1.0%
Medtronic	46,811	2,427,618
Home Entertainment Software—1.5%
Electronic Arts	78,449 [a]	3,712,207
Home Furnishing Retail—.9%
Bed Bath & Beyond	58,745 [a]	2,114,233
Home Improvement Retail—.7%
Home Depot	44,155	1,737,499
Household Products—3.7%
Clorox	45,154	2,804,063
Colgate-Palmolive	27,114	1,758,343
Procter & Gamble	71,433	4,370,985
		8,933,391
Hypermarkets & Super Centers—2.6%
Wal-Mart Stores	132,745	6,386,362
Industrial Conglomerates—3.7%
General Electric	237,461	9,090,007
Integrated Oil & Gas—3.7%
Chevron	26,379	2,222,167
Exxon Mobil	81,032	6,796,964
		9,019,131
Internet Retail—.9%
eBay	69,272 [a]	2,229,173

8

Common Stocks (continued)	Shares	Value ($)

Internet Software & Services—2.6%
Google, Cl. A	6,488 [a]	3,395,689
Yahoo!	106,680 [a]	2,894,228
		6,289,917
Investment Banking & Brokerage—3.3%
Charles Schwab	151,896	3,116,906
Goldman Sachs Group	10,438	2,262,437
Morgan Stanley	32,880	2,757,974
		8,137,317
Life & Health Insurance—2.3%
Lincoln National	34,518	2,449,052
Unum Group	116,848	3,050,901
		5,499,953
Life Sciences Tools & Services—2.6%
Pharmaceutical Product Development	68,467	2,620,232
Thermo Fisher Scientific	72,220 [a]	3,735,218
		6,355,450
Movies & Entertainment—.7%
Walt Disney	50,460	1,722,704
Multi-Line Insurance—.8%
American International Group	26,120	1,829,183
Oil & Gas Equipment & Services—1.0%
Schlumberger	28,677	2,435,824
Other Diversified Financial Services—1.4%
Citigroup	68,180	3,496,952
Packaged Foods & Meats—1.7%
Cadbury Schweppes, ADR	28,859	1,567,044
Kraft Foods, Cl. A	30,414	1,072,094
Unilever (NY Shares)	46,311	1,436,567
		4,075,705
Personal Products—.9%
Avon Products	61,941	2,276,332
Pharmaceuticals—7.5%
Allergan	61,328	3,534,946
Covance	18,210 [a]	1,248,478
Eli Lilly & Co.	22,438	1,253,835

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Pharmaceuticals (continued)
Johnson & Johnson	70,976	4,373,541
Pfizer	69,784	1,784,377
Schering-Plough	88,868	2,705,142
Wyeth	59,146	3,391,432
		18,291,751
Railroads—.8%
Canadian National Railway	35,960	1,831,443
Restaurants—1.2%
Starbucks	109,936 [a]	2,884,721
Semiconductor Equipment—1.5%
KLA-Tencor	33,322	1,831,044
MEMC Electronic Materials	30,337 [a]	1,854,197
		3,685,241
Semiconductors—6.6%
Broadcom, Cl. A	91,800 [a]	2,685,150
Fairchild Semiconductor International	68,516 [a]	1,323,729
Intersil, Cl. A	59,397	1,868,630
Marvell Technology Group	171,350 [a]	3,120,283
Maxim Integrated Products	76,462	2,554,595
Texas Instruments	118,112	4,444,555
		15,996,942
Soft Drinks—.5%
PepsiCo	18,386	1,192,332
Specialized Finance—.9%
Chicago Mercantile Exchange Holdings, Cl. A	4,169	2,227,747
Systems Software—6.3%
Adobe Systems	133,367 [a]	5,354,685
Microsoft	343,445	10,121,324
		15,476,009
Tobacco—1.3%
Altria Group	43,950	3,082,653
Total Common Stocks
(cost $212,172,359)		238,112,376

10

Other Investment—2.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,821,000)	5,821,000 [b]	5,821,000

Total Investments (cost $217,993,359)	100.0%	243,933,376
Liabilities, Less Cash and Receivables	(.0%)	(40,315)
Net Assets	100.0%	243,893,061

ADR—American Depository Receipts
[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Information Technology	35.6	Energy	4.7
Consumer Staples	11.5	Materials	0.8
Healthcare	15.7	Other	4.5
Financials	9.4	Cash & Equivalents	2.3
Consumer Discretionary	9.6
Industrials	5.9		100.0

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES June 30, 2007 (Unaudited)
	Cost	Value

Assets ($):
Investment in Securities—See Statement of Investments:
Unaffiliated issuers	212,172,359	238,112,376
Affiliated issuers	5,821,000	5,821,000
Cash		206,158
Receivable for shares of Common Stock subscribed		205,019
Dividends and interest receivable		191,478
Prepaid expenses		16,651
		244,552,682

Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		347,106
Payable for shares of Common Stock redeemed		175,613
Accrued expenses		136,902
		659,621

Net Assets ($)		243,893,061

Composition of Net Assets ($):
Paid-in capital		272,653,319
Accumulated undistributed investment income—net		1,100,129
Accumulated net realized gain (loss) on investments		(55,800,404)
Accumulated net unrealized appreciation
(depreciation) on investments		25,940,017

Net Assets ($)		243,893,061

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I	Class T

Net Assets ($)	13,408,174	976,211	4,883,232	223,151,556	1,467,466	6,422
Shares
Outstanding	2,230,114	169,361	860,992	36,158,735	239,456	1,130

Net Asset Value
Per Share ($)	6.01	5.76	5.67	6.17	6.13	5.68

See notes to financial statements.

12

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
Investment Income ($):
Income:
Dividends (net of $9,901 foreign taxes withheld at source):
Unaffiliated issuers	2,001,301
Affiliated issuers	139,830
Interest	624
Total Income	2,141,755
Expenses:
Management fee—Note 3(a)	770,506
Shareholder servicing costs—Note 3(c)	212,123
Professional fees	107,071
Distribution fees—Note 3(b)	96,502
Accounting fees—Note 3(c)	71,100
Prospectus and shareholders’ reports	41,207
Directors’ fees and expenses—Note 3(d)	38,706
Registration fees	22,506
Custodian fees—Note 3(c)	6,109
Loan commitment fees—Note 2	3,860
Interest expense—Note 2	61
Miscellaneous	10,203
Total Expenses	1,379,954
Less—reduction in custody fees due to
earnings credits—Note 1(c)	(2,512)
Less—reduction in accounting fees—Note 3(c)	(5,767)
Less—expense offset to broker commissions—Note 1	(4,140)
Less—reimbursed/waived expenses—Note 3(c)	(44)
Net Expenses	1,367,491
Investment Income—Net	774,264

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	13,115,772
Net unrealized appreciation (depreciation) on investments	(1,826,338)
Net Realized and Unrealized Gain (Loss) on Investments	11,289,434
Net Increase in Net Assets Resulting from Operations	12,063,698

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Operations ($):
Investment income—net	774,264	406,416
Net realized gain (loss) on investments	13,115,772	13,557,877
Net unrealized appreciation
(depreciation) on investments	(1,826,338)	13,579,976
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,063,698	27,544,269

Dividends to Shareholders from ($):
Investment income—net:
Class A	—	(7,353)
Class F	—	(233,077)
Class I	—	(83)
Total Dividends	—	(240,513)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	15,348,859	3,804,434
Class B	172,286	300,494
Class C	1,283,761	1,664,484
Class F	5,848,015	3,481,474
Class I	1,315,844	4,416
Class T	2,400	13,106
Dividends reinvested:
Class A	—	6,396
Class F	—	203,321
Class I	—	80
Cost of shares redeemed:
Class A	(6,844,268)	(944,270)
Class B	(279,078)	(829,672)
Class C	(352,136)	(207,635)
Class F	(14,468,705)	(25,345,638)
Class I	(3,537)	(195,260)
Class T	(8,777)	(9,431)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,014,664	(18,053,701)
Total Increase (Decrease) in Net Assets	14,078,362	9,250,055

Net Assets ($):
Beginning of Period	229,814,699	220,564,644
End of Period	243,893,061	229,814,699
Undistributed investment income—net	1,100,129	325,865

14

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Capital Share Transactions:
Class A [b]
Shares sold	2,616,758	692,697
Shares issued for dividends reinvested	—	1,112
Shares redeemed	(1,155,938)	(174,383)
Net Increase (Decrease) in Shares Outstanding	1,460,820	519,426

Class B [b]
Shares sold	29,845	58,611
Shares redeemed	(50,394)	(164,527)
Net Increase (Decrease) in Shares Outstanding	(20,549)	(105,916)

Class C
Shares sold	229,889	319,251
Shares redeemed	(63,326)	(42,390)
Net Increase (Decrease) in Shares Outstanding	166,563	276,861

Class F
Shares sold	956,386	627,800
Shares issued for dividends reinvested	—	34,459
Shares redeemed	(2,400,262)	(4,684,422)
Net Increase (Decrease) in Shares Outstanding	(1,443,876)	(4,022,163)

Class I
Shares sold	223,397	823
Shares issued for dividends reinvested	—	14
Shares redeemed	(590)	(36,870)
Net Increase (Decrease) in Shares Outstanding	222,807	(36,033)

Class T
Shares sold	431	2,545
Shares redeemed	(1,540)	(1,963)
Net Increase (Decrease) in Shares Outstanding	(1,109)	582

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	During the period ended June 30, 2007, 33,368 Class B shares representing $184,350 were automatically converted to 32,083 Class A shares and during the period ended December 31, 2006, 58,439 Class B shares representing $298,911 were automatically converted to 56,464 Class A shares.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2007			Year Ended December 31,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.72	5.07	4.86	4.49	3.44	4.66
Investment Operations:
Investment income (loss)—net	.02[a]	.00[a,b]	(.00)[b]	.02	.03	(.02)
Net realized and unrealized
gain (loss) on investments	.27	.66	.22	.36	1.02	(1.20)
Total from Investment Operations	.29	.66	.22	.38	1.05	(1.22)
Distributions:
Dividends from investment
income—net	—	(.01)	(.01)	(.01)	—	—
Net asset value, end of period	6.01	5.72	5.07	4.86	4.49	3.44

Total Return (%) [c]	5.07[d]	13.02	4.46	8.54	30.52	(26.18)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64[d]	1.34	1.35	1.26	1.49	1.87
Ratio of net expenses
to average net assets	.64[d]	1.34	1.33	1.25	1.48	1.87
Ratio of net investment income
(loss) to average net assets	.29[d]	.00[e]	(.09)	.38	(.25)	(.67)
Portfolio Turnover Rate	42[d]	110	126	115	123	152

Net Assets, end of period
($ x 1,000)	13,408	4,399	1,266	1,180	935	378

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Amount represents less than .01%.
See notes to financial statements.

16

Six Months Ended
June 30, 2007			Year Ended December 31,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.51	4.91	4.74	4.40	3.40	4.61
Investment Operations:
Investment (loss)—net	(.01)[a]	(.05)[a]	(.04)[a]	(.00)[b]	(.01)	(.05)
Net realized and unrealized
gain (loss) on investments	.26	.65	.21	.34	1.01	(1.16)
Total from Investment Operations	.25	.60	.17	.34	1.00	(1.21)
Net asset value, end of period	5.76	5.51	4.91	4.74	4.40	3.40

Total Return (%) [c]	4.54[d]	12.22	3.59	7.73	29.41	(26.25)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08[d]	2.21	2.19	2.01	2.30	2.14
Ratio of net expenses
to average net assets	1.08[d]	2.21	2.18	2.00	2.30	2.14
Ratio of net investment (loss)
to average net assets	(.20)[d]	(.93)	(.97)	(.34)	(1.08)	(.95)
Portfolio Turnover Rate	42[d]	110	126	115	123	152

Net Assets, end of period
($ x 1,000)	976	1,046	1,453	2,110	1,709	1,013

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.41	4.82	4.66	4.32	3.34	4.55
Investment Operations:
Investment income (loss)—net	(.01)[a]	(.03)[a]	(.03)[a]	.04	.04	(.07)
Net realized and unrealized
gain (loss) on investments	.27	.62	.20	.30	.94	(1.14)
Total from Investment Operations	.26	.59	.17	.34	.98	(1.21)
Distributions:
Dividends from investment
income—net	—	—	(.01)	—	—	—
Net asset value, end of period	5.67	5.41	4.82	4.66	4.32	3.34

Total Return (%) [b]	4.81[c]	12.24	3.68	7.87	29.34	(26.59)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00[c]	2.01	1.98	1.99	2.29	3.02
Ratio of net expenses
to average net assets	1.00[c]	2.01	1.96	1.99	2.28	2.76
Ratio of net investment income
(loss) to average net assets	(.11)[c]	(.69)	(.72)	(.24)	(1.04)	(1.55)
Portfolio Turnover Rate	42[c]	110	126	115	123	152

Net Assets, end of period
($ x 1,000)	4,883	3,759	2,012	571	357	186

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

18

Six Months Ended
June 30, 2007			Year Ended December 31,

Class F Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.86	5.18	4.96	4.57	3.50	4.69
Investment Operations:
Investment income—net	.02[a]	.01[a]	.00[b]	.02	.00[b]	.00[b]
Net realized and unrealized
gain (loss) on investments	.29	.68	.23	.39	1.07	(1.19)
Total from Investment Operations	.31	.69	.23	.41	1.07	(1.19)
Distributions:
Dividends from investment
income—net	—	(.01)	(.01)	(.02)	(.00)[b]	(.00)[b]
Net asset value, end of period	6.17	5.86	5.18	4.96	4.57	3.50

Total Return (%)	5.29[c]	13.25	4.64	8.97	30.67	(25.33)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56[c]	1.10	1.13	1.06	1.13	1.08
Ratio of net expenses
to average net assets	.56[c]	1.10	1.12	1.06	1.13	1.08
Ratio of net investment income
to average net assets	.34[c]	.20	.11	.56	.06	.11
Portfolio Turnover Rate	42[c]	110	126	115	123	152

Net Assets, end of period
($ x 1,000)	223,152	220,502	215,556	233,410	233,333	191,701

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class I Shares	(Unaudited)[a]	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.82	5.13	4.91	4.53	3.47	4.74
Investment Operations:
Investment income (loss)—net	.04[b]	.01[b]	.01	.03	.06	(.08)
Net realized and unrealized
gain (loss) on investments	.27	.69	.22	.37	1.00	(1.19)
Total from Investment Operations	.31	.70	.23	.40	1.06	(1.27)
Distributions:
Dividends from investment
income—net	—	(.01)	(.01)	(.02)	—	—
Net asset value, end of period	6.13	5.82	5.13	4.91	4.53	3.47

Total Return (%)	5.33[c]	13.55	4.78	8.88	30.55	(26.79)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[c]	1.04	1.10	1.00	1.35	4.68
Ratio of net expenses
to average net assets	.50[c]	1.04	1.09	1.00	1.35	2.95
Ratio of net investment income
(loss) to average net assets	.59[c]	.21	.15	.54	(.12)	(1.78)
Portfolio Turnover Rate	42[c]	110	126	115	123	152

Net Assets, end of period
($ x 1,000)	1,467	97	270	247	211	57

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
See notes to financial statements.

20

Six Months Ended
June 30, 2007			Year Ended December 31,

Class T Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.45	4.85	4.72	4.38	3.39	4.60
Investment Operations:
Investment (loss)—net	(.01)[a]	(.03)[a]	(.05)[a]	(.01)	(.23)	(.30)
Net realized and unrealized
gain (loss) on investments	.24	.63	.18	.25	1.22	(.91)
Total from Investment Operations	.23	.60	.13	.24	.99	(1.21)
Payment by Service Provider	—	—	—	.10[b]	—	—
Net asset value, end of period	5.68	5.45	4.85	4.72	4.38	3.39

Total Return (%) [c]	4.22[d]	12.37	2.75	7.76	29.20	(26.30)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.59[d]	2.46	2.59	1.90	2.27	3.71
Ratio of net expenses
to average net assets	1.20[d]	1.82	2.15	1.90	2.26	2.46
Ratio of net investment (loss)
to average net assets	(.24)[d]	(.48)	(.98)	(.29)	(1.11)	(1.29)
Portfolio Turnover Rate	42[d]	110	126	115	123	152

Net Assets, end of period
($ x 1,000)	6	12	8	32	30	33

[a]	Based on average shares outstanding at each month end.
[b]	A service provider reimbursed the fund’s Class T shares for losses resulting from certain shareholder adjustments which otherwise would have reduced total return by 2.28%.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Founders Equity Growth Fund (the “fund”) is a separate diversified series of Dreyfus Founders Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund.The fund’s investment objective is to seek long-term growth of capital and income. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. During the reporting period, Founders was an indirect wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly-owned financial services company which provided a comprehensive range of financial products and services in domestic and selected international markets.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Founders became an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Company’s Board of Directors approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”, an affiliate of Founders), served as the Distributor of the fund’s shares. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.The fund is authorized to issue up to 2.25 billion shares of Common Stock, par value $ .01 per share, in the following classes of shares: Class A, Class B, Class C, Class F, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of

22

investors. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The Company’s Board of Directors has authorized the payment of certain fund expenses with commissions on fund portfolio transactions. These commissions reduce miscellaneous expenses and are included in the expense offset to broker commissions in the Statement of Operations.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered open-end investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before

24

the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign Securities and Currency Transactions: The fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the fund executes a foreign security transaction, the fund may enter into a foreign currency contract to settle the foreign security transaction.The fund could be exposed to risk if counterpar-ties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized appreciation (depreciation) from investments and foreign currency translations in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank, Mellon Bank, N.A. (“Mellon Bank”), whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used

26

to offset custody fees. For financial reporting purposes, the fund includes any earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to continue to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $66,924,439 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied, $16,840,804 of the carryover expires in fiscal 2009 and $50,083,635 expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2006 were as follows: ordinary income $240,513.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The Company has a line of credit arrangement (“LOC”) with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. The borrowings by each series of the Company are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each series agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC.

The average daily amount of borrowings outstanding under the LOC during the period ended June 30, 2007, was approximately $2,100, with a related weighted average annualized interest rate of 5.89% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the fund’s net assets.The fee is .65% of the first $250 million of net assets, .60% of the next $250 million of net assets, .55% of the next $250 million of net assets and .50% of net assets in excess of $750 million.

28

During the period ended June 30, 2007, the Distributor retained $1,787 and $1 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $485 and $2,541 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Class B, C and T Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2007, Class B, Class C and Class T shares were charged $3,447, $16,306 and $14, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the fund’s Class F shares. During the period ended June 30, 2007, Class F shares were charged $76,735 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2007, Class A, Class B, Class C and Class T shares were charged $14,350, $1,149, $5,435 and $14, respectively, pursuant to the Shareholder Services Plan.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company has a shareholder services agreement with the Distributor, whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares. The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2007, Class F shares were charged $103,170 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.With the exception of out-of-pocket charges, the fees charged by DTI with respect to the fund’s Class F shares are paid by the Distributor.The out-of-pocket charges from DTI are paid by the fund. During the period ended June 30, 2007, Class F shares were charged $8,770 for out-of-pocket transfer agent charges.

The fees charged by DTI with respect to the fund’s Class A, Class B, Class C, Class I and Class T shares are paid by the fund.These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2007 were $5,031.

Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class T share class of the Fund for certain transfer agency expenses pursuant to a written contractual commitment.This commitment will extend through August 31, 2007, and will be terminated at that time. During the period ended June 30, 2007, Class T was reimbursed $44, which reduced the amount paid to DTI to $41.

The fund compensates Mellon Bank, an affiliate of Founders, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2007, the fund was charged $6,109 pursuant to the custody agreement.

The fund also pays Mellon Bank for certain cash management services. These fees are included in the out-of-pocket transfer agency charges above.

30

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is computed at the annual rate of .06% of the average daily net assets of the fund on the first $500 million, .04% of the average daily net assets of the fund on the next $500 million and .02% of the average daily net assets of the fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of Founders’ costs related to the support and oversight of these services. During the period ended June 30, 2007, Dreyfus waived $5,767.

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $130,636, Rule 12b-1 distribution plan fees $14,664, shareholder services plan fees $193,098, custodian fees $838, transfer agency per account fees $1,523 and accounting fees $12,114, which are offset against an expense reimbursement for accounting fees in the amount of $5,767.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets.The Company’s Board of Directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series. The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts, if any, is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Changes in market value are included in the directors’ fees and expenses and the net change in unrealized appreciation (depreciation)

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation.The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2007, amounted to $101,932,892 and $96,767,359 respectively.

At June 30, 2007, accumulated net unrealized appreciation on investments was $25,940,017, consisting of $29,242,133 gross unrealized appreciation and $3,302,116 gross unrealized depreciation.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 1670 Broadway, Suite 1000, Denver, Colorado 80202, an independent registered public accounting firm, was the independent registered public accounting firm for the Company for the fiscal year ended December 31, 2006. At meetings held on February 22, 2007, the Audit Committee and the Board of Directors of the Company engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the Company, effective upon the completion of services related to the audit of the 2006 financial statements of the Company.

32

During the Company’s past two fiscal years and any subsequent interim period: (i) no report on the Company’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.

NOTE 6—Subsequent Event:

On August 10, 2007, Dreyfus Founders Growth Fund (the “Growth Fund”), another series of the Company, was reorganized with and into the fund, pursuant to a Plan of Reorganization approved by the Growth Fund’s shareholders. In connection with this reorganization, the Growth Fund’s assets were transferred to the fund in exchange for Class A, Class B, Class C, Class I and Class T shares of the fund having an aggregate net asset value equal to the value of the Growth Fund’s net assets; the fund assumed the Growth Fund’s stated liabilities; and the Class A, Class B, Class C, Class I and Class T shares of the fund were distributed pro rata to the Growth Fund’s Class A, Class B, Class C, Class F, Class I and Class T shareholders, respectively, with Class F shareholders receiving Class A shares of the fund. Subsequently, the Growth Fund was terminated.

The Fund 33

Dreyfus Founders Growth Fund

SEMIANNUAL REPORT June 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. To take advantage of this service, simply inform us online of your decision to receive materials through our E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today. It’s simple and only takes a few minutes.

Class F shareholders can log into www.founders.com/ ecommunications, or www.icsdelivery.com if you own funds through a third party.

Class A, B, C, I and T shareholders can log into www.dreyfus.com.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization.Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman
3	Discussion of Fund Performance
4	Understanding Your Fund’s Expenses
4	Comparing Your Fund’s Expenses
With Those of Other Funds
5	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Founders
Growth Fund

The	Fund

A LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present to you this last semiannual report for Dreyfus Founders Growth Fund, covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened. What’s more, a generally rising stock market over the past six months has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and support corporate profits through year-end. As always, your financial advisor can help you position your equity investments for these and other developments.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period between January 1, 2007, and June 30, 2007, as provided by John B. Jares, CFA, Portfolio Manager

Fund Performance Overview

In spite of weaker consumer spending, stocks generally advanced over the first half of 2007.While the fund participated in the market’s rise, it fell short of the benchmark’s return due mainly to an underweight position in the industrials sector and disappointing stock selections in several market segments.

For the six-month period ended June 30, 2007, Dreyfus Founders Growth Fund produced total returns of 4.94% for Class A shares, 4.36% for Class B shares, 4.61% for Class C shares, 5.08% for Class F shares and Class I shares, and 4.75% for Class T shares.1 In comparison, the Russell 1000 Growth Index rose to 8.13% over the same period.2

Lastly, on August 10, 2007, pursuant to a Plan of Reorganization approved by the Board of Directors and subsequently by a vote of the fund’s shareholders, the fund transferred all of its assets to Dreyfus Founders Equity Growth Fund (the “Equity Growth Fund”) in a tax-free exchange for shares of the Equity Growth Fund.As a result, at the close of business on that date the shareholders of the fund became shareholders of the Equity Growth Fund and the fund ceased operations.

August 10, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER, INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is a widely accepted, unmanaged large-cap index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Fund 3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Founders Growth Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid
per $1,000 †	$ 7.77	$ 12.87	$ 11.52	$ 7.07	$ 6.51	$ 10.10
Ending value
(after expenses)	$1,049.40	$1,043.60	$1,046.10	$1,050.80	$1,050.80	$1,047.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid per
$1,000 †	$ 7.65	$ 12.67	$ 11.33	$ 6.95	$ 6.41	$ 9.94
Ending value
(after expenses)	$1,017.21	$1,012.20	$1,013.54	$1,017.90	$1,018.45	$1,014.93

† Expenses are equal to the fund’s annualized expense ratio of 1.53% for Class A shares, 2.54% for Class B shares,
2.27% for Class C shares, 1.39% for Class F shares, 1.28% for Class I shares and 1.99% for Class T shares;
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS June 30, 2007 (Unaudited)
Common Stocks—99.3%	Shares	Value ($)

Advertising—.5%
Omnicom Group	31,950	1,690,794
Air Freight & Logistics—.4%
FedEx	12,354	1,370,923
Apparel Retail—1.3%
Gap	222,133	4,242,740
Application Software—.5%
Autodesk	36,900 [a]	1,737,252
Asset Management & Custody Banks—.8%
State Street	36,445	2,492,838
Biotechnology—4.7%
Amylin Pharmaceuticals	105,287 [a]	4,333,613
Genentech	39,098 [a]	2,958,155
Genzyme	53,371 [a]	3,437,092
Gilead Sciences	125,602 [a]	4,869,590
		15,598,450
Communications Equipment—6.0%
Alcatel, ADR	337,740	4,728,360
Cisco Systems	304,768 [a]	8,487,789
Corning	152,905 [a]	3,906,723
Nokia, ADR	98,000	2,754,780
		19,877,652
Computer & Electronics Retail—2.5%
Best Buy	179,552	8,379,692
Computer Hardware—6.9%
Apple Computer	88,257 [a]	10,770,884
Diebold	74,712	3,899,966
Hewlett-Packard	183,198	8,174,295
		22,845,145
Computer Storage & Peripherals—2.1%
EMC/Massachusetts	232,295 [a]	4,204,540
SanDisk	53,911 [a]	2,638,404
		6,842,944
Data Processing & Outsourced Services—.8%
Automatic Data Processing	57,109	2,768,073
Department Stores—1.0%
Macy’s	84,688	3,368,889

The Fund 5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Diversified Chemicals—.9%
E.I. du Pont de Nemours & Co.	57,008	2,898,287
Electronic Manufacturing Services—1.3%
Molex	139,435	4,184,444
Environmental & Facilities Services—1.0%
Waste Management	87,642	3,422,420
Exchange Traded Funds—2.8%
iShares Russell 1000 Growth Index Fund	67,776	4,013,017
Powershares QQQ	65,200	3,103,520
Standard & Poor’s Depository Receipts (Tr. Ser. 1)	13,320	2,003,728
		9,120,265
Food Retail—.9%
Whole Foods Market	75,196	2,880,007
Health Care Equipment—1.0%
Medtronic	65,923	3,418,767
Home Entertainment Software—1.6%
Electronic Arts	111,637 [a]	5,282,663
Home Furnishing Retail—.9%
Bed Bath & Beyond	82,271 [a]	2,960,933
Home Improvement Retail—.7%
Home Depot	62,383	2,454,771
Household Products—3.8%
Clorox	62,777	3,898,452
Colgate-Palmolive	37,151	2,409,242
Procter & Gamble	102,239	6,256,004
		12,563,698
Hypermarkets & Super Centers—2.7%
Wal-Mart Stores	187,793	9,034,721
Industrial Conglomerates—3.9%
General Electric	332,432	12,725,497
Integrated Oil & Gas—3.9%
Chevron	37,874	3,190,506
Exxon Mobil	115,746	9,708,774
		12,899,280
Internet Retail—.9%
eBay	96,499 [a]	3,105,338

6

Common Stocks (continued)	Shares	Value ($)

Internet Software & Services—2.7%
Google, Cl. A	9,069 [a]	4,746,533
Yahoo!	148,314 [a]	4,023,759
		8,770,292
Investment Banking & Brokerage—3.5%
Charles Schwab	213,377	4,378,496
Goldman Sachs Group	14,302	3,099,959
Morgan Stanley	47,059	3,947,309
		11,425,764
Life & Health Insurance—2.3%
Lincoln National	47,955	3,402,407
Unum Group	160,101	4,180,237
		7,582,644
Life Sciences Tools & Services—2.7%
Pharmaceutical Product Development	94,824	3,628,915
Thermo Fisher Scientific	100,349 [a]	5,190,050
		8,818,965
Movies & Entertainment—.7%
Walt Disney	70,133	2,394,341
Multi-Line Insurance—.8%
American International Group	37,410	2,619,822
Oil & Gas Equipment & Services—1.0%
Schlumberger	40,523	3,442,024
Other Diversified Financial Services—1.4%
Citigroup	93,170	4,778,689
Packaged Foods & Meats—1.8%
Cadbury Schweppes, ADR	40,809	2,215,929
Kraft Foods, Cl. A	43,312	1,526,748
Unilever (NY Shares)	65,964	2,046,203
		5,788,880
Personal Products—1.0%
Avon Products	86,147	3,165,902
Pharmaceuticals—7.9%
Allergan	87,422	5,039,004
Covance	24,730 [a]	1,695,489
Eli Lilly & Co.	31,933	1,784,416

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Pharmaceuticals (continued)
Johnson & Johnson	101,656	6,264,043
Pfizer	100,506	2,569,938
Schering-Plough	123,797	3,768,381
Wyeth	82,862	4,751,307
		25,872,578
Railroads—.8%
Canadian National Railway	49,882	2,540,490
Restaurants—1.2%
Starbucks	150,418 [a]	3,946,968
Semiconductor Equipment—1.5%
KLA-Tencor	46,434	2,551,548
MEMC Electronic Materials	41,843 [a]	2,557,444
		5,108,992
Semiconductors—6.8%
Broadcom, Cl. A	126,509 [a]	3,700,388
Fairchild Semiconductor International	94,874 [a]	1,832,966
Intersil, Cl. A	82,167	2,584,974
Marvell Technology Group	240,877 [a]	4,386,370
Maxim Integrated Products	106,973	3,573,968
Texas Instruments	164,970	6,207,821
		22,286,487
Soft Drinks—.5%
PepsiCo	25,641	1,662,819
Specialized Finance—1.0%
Chicago Mercantile Exchange Holdings, Cl. A	5,892	3,148,449
Systems Software—6.6%
Adobe Systems	185,617 [a]	7,452,523
Microsoft	487,632	14,370,515
		21,823,038
Tobacco—1.3%
Altria Group	62,590	4,390,063
Total Common Stocks
(cost $291,080,149)		327,733,690

8

Other Investment—.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,780,000)	2,780,000 [b]	2,780,000

Total Investments (cost $293,860,149)	100.1%	330,513,690
Liabilities, Less Cash and Receivables	(.1%)	(385,097)
Net Assets	100.0%	330,128,593

ADR—American Depository Receipts
[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Information Technology	36.8	Energy	5.0
Healthcare	16.3	Other	2.8
Consumer Staples	12.0	Materials	0.9
Consumer Discretionary	9.9	Cash & Equivalents	0.5
Financials	9.7
Industrials	6.1		100.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES June 30, 2007 (Unaudited)
	Cost	Value

Assets ($):
Investment in securities—See Statement of Investments;
Unaffiliated issuers	291,080,149	327,733,690
Affiliated issuers	2,780,000	2,780,000
Cash		179,277
Dividends and interest receivable		238,123
Receivable for shares of Common Stock subscribed		76,627
Prepaid expenses		39,139
Other assets		7,794
		331,054,650

Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		552,563
Payable for shares of Common Stock redeemed		140,137
Directors’ deferred compensation		7,794
Interest payable—Note 2		2,818
Accrued expenses		222,745
		926,057

Net Assets ($)		330,128,593

Composition of Net Assets ($):
Paid-in capital		943,259,175
Accumulated undistributed investment income—net		555,549
Accumulated net realized gain (loss) on investments		(650,340,049)
Accumulated net unrealized appreciation
(depreciation) on investments		36,653,918

Net Assets ($)		330,128,593

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I	Class T

Net Assets ($)	11,931,055	1,364,981	1,355,333	312,555,845	2,852,413	68,966
Shares Outstanding	921,310	111,671	110,539	23,967,503	215,254	5,590

Net Asset Value
Per Share ($)	12.95	12.22	12.26	13.04	13.25	12.34

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
Investment Income ($):
Income:
Dividends (net of $13,662 foreign taxes withheld at source):
Unaffiliated issuers	2,844,484
Affiliated issuers	137,690
Interest	21,473
Total Income	3,003,647
Expenses:
Investment advisory fee—Note 3(a)	1,276,637
Shareholder servicing costs—Note 3(c)	349,524
Distribution fees—Note 3(b)	334,531
Professional fees	151,070
Accounting fees—Note 3(c)	99,878
Directors’ fees and expenses—Note 3(d)	46,922
Prospectus and shareholders’ reports	42,717
Registration fees	23,604
Custodian fees—Note 3(c)	7,552
Loan commitment fees—Note 2	6,033
Interest expense—Note 2	4,279
Miscellaneous	6,085
Total Expenses	2,348,832
Less—reduction in custody fees due to
earnings credits—Note 1(c)	(2,309)
Less—reduction in accounting fees—Note 3(c)	(7,994)
Less—expense offset to broker commission—Note 1	(4,718)
Net Expenses	2,333,811
Investment Income-Net	669,836

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	20,770,710
Net change in unrealized appreciation (depreciation) on investments	(4,873,901)
Net Realized and Unrealized Gain (Loss) on Investments	15,896,809
Net Increase in Net Assets Resulting from Operations	16,566,645

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Operations ($):
Investment income (loss)—net	669,836	(532,264)
Net realized gain (loss) on investments	20,770,710	23,110,311
Net change in unrealized appreciation
(depreciation) on investments	(4,873,901)	18,372,201
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,566,645	40,950,248

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	1,128,522	7,236,894
Class B shares	15,893	120,899
Class C shares	87,021	272,610
Class F shares	14,183,407	31,533,012
Class I shares	420,420	746,925
Class T shares	2,939	22,965
Cost of shares redeemed:
Class A shares	(2,064,122)	(1,610,088)
Class B shares	(1,174,250)	(7,845,590)
Class C shares	(189,627)	(384,068)
Class F shares	(38,050,814)	(81,194,994)
Class I shares	(297,096)	(418,406)
Class T shares	(12,965)	(25,743)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(25,950,672)	(51,545,584)
Total Increase (Decrease) in Net Assets	(9,384,027)	(10,595,336)

Net Assets ($):
Beginning of Period	339,512,620	350,107,956
End of Period	330,128,593	339,512,620
Undistributed investment income (loss)—net	555,549	(114,287)

12

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Capital Share Transactions:
Class Ab
Shares sold	89,369	631,237
Shares redeemed	(162,566)	(141,364)
Net Increase (Decrease) in Shares Outstanding	(73,197)	489,873

Class B [b]
Shares sold	1,384	10,955
Shares redeemed	(98,363)	(720,794)
Net Increase (Decrease) in Shares Outstanding	(96,979)	(709,839)

Class C
Shares sold	7,224	24,522
Shares redeemed	(16,072)	(35,460)
Net Increase (Decrease) in Shares Outstanding	(8,848)	(10,938)

Class F
Shares sold	1,115,893	2,695,683
Shares redeemed	(2,986,485)	(7,078,716)
Net Increase (Decrease) in Shares Outstanding	(1,870,592)	(4,383,033)

Class I
Shares sold	32,415	63,039
Shares redeemed	(22,959)	(35,583)
Net Increase (Decrease) in Shares Outstanding	9,456	27,456

Class T
Shares sold	244	2,053
Shares redeemed	(1,051)	(2,377)
Net Increase (Decrease) in Shares Outstanding	(807)	(324)

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	During the period ended June 30, 2007, 62,085 Class B shares representing $738,705, were automatically converted to 58,818 Class A shares and during the period ended December 31, 2006, 490,821 Class B shares representing $5,354,586 were automatically converted to 468,424 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2007			Year Ended December 31,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.34	10.91	10.53	9.79	7.46	10.53
Investment Operations:
Investment income (loss)—net	.02[a]	(.02)[a]	(.03)[a]	.02[a]	(.06)	(.06)
Net realized and unrealized gain
(loss) on investments	.59	1.45	.45	.72	2.39	(3.01)
Total from Investment Operations	.61	1.43	.42	.74	2.33	(3.07)
Distributions:
Dividends from investment
income—net	—	—	(.04)	—	—	—
Net asset value, end of period	12.95	12.34	10.91	10.53	9.79	7.46

Total Return (%) [b]	4.94[c]	13.11	3.98	7.56	31.23	(29.15)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.76[c]	1.49	1.49	1.42	1.66	1.48
Ratio of net expenses
to average net assets	.76[c]	1.49	1.47	1.41	1.66	1.48
Ratio of net investment income
(loss) to average net assets	.13[c]	(.17)	(.28)	.22	(.59)	(.56)
Portfolio Turnover Rate	39[c]	103	120	107	124	139

Net Assets, end of period
($ x 1,000)	11,931	12,268	5,505	6,356	6,452	5,149

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

14

Six Months Ended
June 30, 2007			Year Ended December 31,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	11.71	10.46	10.14	9.50	7.30	10.38
Investment Operations:
Investment (loss)—net	(.04)[a]	(.12)[a]	(.11)[a]	(.06)[a]	(.17)	(.18)
Net realized and unrealized gain
(loss) on investments	.55	1.37	.43	.70	2.37	(2.90)
Total from Investment Operations	.51	1.25	.32	.64	2.20	(3.08)
Net asset value, end of period	12.22	11.71	10.46	10.14	9.50	7.30

Total Return (%) [b]	4.36[c]	11.95	3.16	6.74	30.14	(29.67)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.26[c]	2.40	2.31	2.22	2.48	2.22
Ratio of net expenses
to average net assets	1.26[c]	2.40	2.30	2.22	2.48	2.22
Ratio of net investment (loss)
to average net assets	(.33)[c]	(1.20)	(1.11)	(.58)	(1.41)	(1.30)
Portfolio Turnover Rate	39[c]	103	120	107	124	139

Net Assets, end of period
($ x 1,000)	1,365	2,443	9,603	12,406	13,664	11,603

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	11.72	10.45	10.13	9.48	7.29	10.36
Investment Operations:
Investment (loss)—net	(.03)[a]	(.11)[a]	(.10)[a]	(.05)[a]	(.19)	(.26)
Net realized and unrealized
gain (loss) on investments	.57	1.38	.42	.70	2.38	(2.81)
Total from Investment Operations	.54	1.27	.32	.65	2.19	(3.07)
Net asset value, end of period	12.26	11.72	10.45	10.13	9.48	7.29

Total Return (%) [b]	4.61[c]	12.15	3.16	6.86	30.04	(29.63)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13[c]	2.26	2.24	2.16	2.49	2.37
Ratio of net expenses
to average net assets	1.13[c]	2.26	2.22	2.16	2.49	2.37
Ratio of net investment (loss)
to average net assets	(.24)[c]	(.99)	(1.03)	(.49)	(1.42)	(1.46)
Portfolio Turnover Rate	39[c]	103	120	107	124	139

Net Assets, end of period
($ x 1,000)	1,355	1,399	1,362	1,881	1,774	1,528

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

16

Six Months Ended
June 30, 2007			Year Ended December 31,

Class F Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.41	10.97	10.58	9.83	7.48	10.53
Investment Operations:
Investment income (loss)—net	.03[a]	(.02)[a]	(.02)[a]	.03[a]	(.17)	(.22)
Net realized and unrealized
gain (loss) on investments	.60	1.46	.45	.72	2.52	(2.83)
Total from Investment Operations	.63	1.44	.43	.75	2.35	(3.05)
Distributions:
Dividends from investment
income—net	—	—	(.04)	—	—	—
Net asset value, end of period	13.04	12.41	10.97	10.58	9.83	7.48

Total Return (%)	5.08[b]	13.13	4.08	7.63	31.42	(28.96)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69[b]	1.41	1.38	1.33	1.47	1.38
Ratio of net expenses
to average net assets	.69[b]	1.41	1.37	1.33	1.47	1.37
Ratio of net investment income
(loss) to average net assets	.21[b]	(.14)	(.18)	.30	(.41)	(.46)
Portfolio Turnover Rate	39[b]	103	120	107	124	139

Net Assets, end of period
($ x 1,000)	312,556	320,733	331,585	406,550	484,742	443,307

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class I Shares	(Unaudited)[a]	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.61	11.11	10.69	9.89	7.50	10.57
Investment Operations:
Investment income—net	.03[b]	.01[b]	.02[b]	.07	.01	.01
Net realized and unrealized
gain (loss) on investments	.61	1.49	.47	.73	2.38	(3.08)
Total from Investment Operations	.64	1.50	.49	.80	2.39	(3.07)
Distributions:
Dividends from investment
income—net	—	—	(.07)	—	—	—
Net asset value, end of period	13.25	12.61	11.11	10.69	9.89	7.50

Total Return (%)	5.08[c]	13.50	4.54	8.09	31.87	(29.04)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64[c]	1.17	1.05	1.03	1.13	1.30
Ratio of net expenses
to average net assets	.64[c]	1.17	1.04	1.03	1.13	1.30
Ratio of net investment income
(loss) to average net assets	.26[c]	.11	.15	.65	(.04)	(.34)
Portfolio Turnover Rate	39[c]	103	120	107	124	139

Net Assets, end of period
($ x 1,000)	2,852	2,594	1,982	10,584	8,792	4,333

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
See notes to financial statements.

18

Six Months Ended
June 30, 2007			Year Ended December 31,

Class T Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	11.78	10.49	10.17	9.48	7.27	10.38
Investment Operations:
Investment (loss)—net	(.01)[a]	(.10)[a]	(.10)[a]	(.02)[a]	(.30)	(.56)
Net realized and unrealized
gain (loss) on investments	.57	1.39	.42	.71	2.51	(2.55)
Total from Investment Operations	.56	1.29	.32	.69	2.21	(3.11)
Net asset value, end of period	12.34	11.78	10.49	10.17	9.48	7.27

Total Return (%) [b]	4.75[c]	12.30	3.15	7.28	30.40	(29.96)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99[c]	2.19	2.21	1.79	2.22	2.78
Ratio of net expenses
to average net assets	.99[c]	2.19	2.20	1.79	2.22	2.78
Ratio of net investment (loss)
to average net assets	(.07)[c]	(.91)	(1.01)	(.17)	(1.15)	(1.89)
Portfolio Turnover Rate	39[c]	103	120	107	124	139

Net Assets, end of period
($ x 1,000)	69	75	71	100	220	208

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Founders Growth Fund (the “fund”) is a separate diversified series of Dreyfus Founders Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund.The fund’s investment objective is to seek long-term growth of capital. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. During the reporting period, Founders was an indirect wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly-owned financial services company which provided a comprehensive range of financial products and services in domestic and selected international markets.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Founders became an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Company’s Board of Directors approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”, an affiliate of Founders), served as the Distributor of the fund’s shares. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.The fund is authorized to issue up to 750 million shares of Common Stock, par value $ .01 per share, in the following classes of shares: Class A, Class B, Class C, Class F, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of investors. Class B shares are subject to a contingent deferred sales

20

charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The Company’s Board of Directors has authorized the payment of certain fund expenses with commissions on fund portfolio transactions. These commissions reduce miscellaneous expenses and are included in the expense offset to broker commissions in the Statement of Operations.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the cur-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rent closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered open-end investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a

22

pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign Securities and Currency Transactions: The fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the fund executes a foreign security transaction, the fund may enter into a foreign currency contract to settle the foreign security transaction.The fund could be exposed to risk if counterpar-ties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities,currency holdings and other assets and

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S.dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized appreciation (depreciation) from investments and foreign currency translations in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank, Mellon Bank, N.A. (“Mellon Bank”), whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes any earnings credits as an expense offset in the Statement of Operations.

24

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to continue to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $670,062,710 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied, $460,086,756 of the carryover expires in fiscal 2009 and $209,975,954 expires in fiscal 2010.

NOTE 2—Bank Line of Credit:

The Company has a line of credit arrangement (“LOC”) with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. The borrowings by each series of the Company are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each series agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC.

The average daily amount of borrowings outstanding under the LOC during the period ended June 30, 2007, was approximately $147,700, with a related weighted average annualized interest rate of 5.84% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the fund’s net assets. The fee is 1.00% of the first $30 million of net assets, .75% of the next $270 million of net assets, .70% of the next $200 million of net assets and .65% of net assets in excess of $500 million.

During the period ended June 30, 2007, the Distributor retained $94 and $13 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $2,264 and $23 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

26

(b) Under a Distribution Plan (the “Class B, C and T Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2007, Class B, Class C and Class T shares were charged $6,951, $5,170 and $94, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the fund’s Class F shares. During the period ended June 30, 2007, Class F shares were charged $322,316 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2007, Class A, Class B, Class C and Class T shares were charged $15,136, $2,317, $1,723 and $94, respectively, pursuant to the Shareholder Services Plan.

The Company has a shareholder services agreement with the Distributor, whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares.The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

considered to be an open account at any time during a given month. During the period ended June 30, 2007, Class F shares were charged $144,800 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.With the exception of out-of-pocket charges, the fees charged by DTI with respect to the fund’s Class F shares are paid by the Distributor.The out-of-pocket charges from DTI are paid by the fund. During the period ended June 30, 2007, Class F shares were charged $64,113 for out-of-pocket transfer agent charges.

The fees charged by DTI with respect to the fund’s Class A, Class B, Class C, Class I and Class T shares are paid by the fund.These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2007 were $18,043.

The fund compensates Mellon Bank, an affiliate of Founders, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2007, the fund was charged $7,552 pursuant to the custody agreement.

The fund also pays Mellon Bank for certain cash management services. These fees are included in the out-of-pocket transfer agency charges above.

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of .06% of the average daily net assets of the fund on the first $500 million, .04% of the average daily net assets of the fund on the next $500 million and .02% of the average daily net assets of the fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of Founders’ cost related to the support and oversight of these services. During the period ended June 30, 2007, Dreyfus waived $7,994.

28

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $210,579, Rule 12b-1 distribution plan fees $43,276, shareholder services plan fees $284,993, custodian fees $1,037, transfer agency per account fees $4,052 and accounting fees $16,620, which are offset against an expense reimbursement for accounting fees in the amount of $7,994.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets.The Company’s Board of Directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series.The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Changes in market value are included in the directors’ fees and expenses and the net change in unrealized appreciation (depreciation) of investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation.The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2007, amounted to $128,997,723 and $146,344,671, respectively.

At June 30, 2007, accumulated net unrealized appreciation on investments was $36,653,541, consisting of $41,261,886 gross unrealized appreciation and $4,608,345 gross unrealized depreciation.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 1670 Broadway, Suite 1000, Denver, Colorado 80202, an independent registered public accounting firm, was the independent registered public accounting firm for the Company for the fiscal year ended December 31, 2006. At meetings held on February 22, 2007, the Audit Committee and the Board of Directors of the Company engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the Company, effective upon the completion of services related to the audit of the 2006 financial statements of the Company.

During the Company’s past two fiscal years and any subsequent interim period: (i) no report on the Company’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the dis-agreement(s) in connection with its report.

30

NOTE 6—Subsequent Event:

On August 10, 2007, the fund was reorganized with and into Dreyfus Founders Equity Growth Fund (the “Equity Growth Fund”), another series of the Company, pursuant to a Plan of Reorganization. In connection with this reorganization, the fund’s assets were transferred to the Equity Growth Fund in exchange for Class A, Class B, Class C, Class I and Class T shares of the Equity Growth Fund having an aggregate net asset value equal to the value of the fund’s net assets; the Equity Growth Fund assumed the fund’s stated liabilities; and the Equity Growth Fund Class A, Class B, Class C, Class I and Class T shares were distributed pro rata to the fund’s Class A, Class B, Class C, Class F, Class I and Class T shareholders, respectively, with Class F shareholders receiving Class A shares of the Equity Growth Fund. Subsequently, the fund was terminated.

The Plan of Reorganization was approved at a special meeting of fund shareholders that initially was convened on May 24, 2007, but was adjourned three times until the meeting ultimately was completed on July 24, 2007. The following charts show the voting results at each convocation of the meeting:

Special Meeting Initially Convened May 24, 2007

Proposal to adjourn meeting to June 20, 2007:

	For	Against
	Adjournment	Adjournment	Abstain

Shares Voted	7,933,447.668	379,008.419	494,660.324
Percent of Shares
Voting	90.080%	4.303%	5.617%
Percent of Outstanding
Shares	30.108%	1.438%	1.877%

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Adjourned Special Meeting Held June 20, 2007

Proposal to adjourn meeting to July 17, 2007:

	For	Against
	Adjournment	Adjournment	Abstain

Shares Voted	11,340,387.951	659,187.371	852,677.317
Percent of Shares
Voting	88.237%	5.129%	6.634%
Percent of Outstanding
Shares	43.037%	2.502%	3.236%

Adjourned Special Meeting Held July 17, 2007

Proposal to adjourn meeting to July 24, 2007:

	For	Against
	Adjournment	Adjournment	Abstain

Shares Voted	12,108,399.603	680,220.906	887,552.653
Percent of Shares
Voting	88.536%	4.974%	6.490%
Percent of Outstanding
Shares	45.952%	2.582%	3.368%

Adjourned Special Meeting Held July 24, 2007

Proposal to Approve the Plan of Reorganization:

	For	Against
	the Plan	the Plan	Abstain

Shares Voted	13,543,767.387	808,036.441	998,984.919
Percent of Shares
Voting	88.228%	5.264%	6.508%
Percent of Outstanding
Shares	51.399%	3.067%	3.791%

32

Dreyfus Founders International Equity Fund

SEMIANNUAL REPORT June 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. To take advantage of this service, simply inform us online of your decision to receive materials through our E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today. It’s simple and only takes a few minutes.

Class F shareholders can log into www.founders.com/ ecommunications, or www.icsdelivery.com if you own funds through a third party.

Class A, B, C, I and T shareholders can log into www.dreyfus.com.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization.Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Financial Futures
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
18	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Founders
International Equity Fund

The	Fund

A LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Founders International Equity Fund, covering the six-month period from January 1, 2007, through June 30, 2007.

Conditions in the global economy remained relatively robust over the first half of 2007, even as U.S. economic growth moderated.While we expect the global expansion to continue, it probably will do so at a somewhat reduced pace as interest rates rise in certain regions and some high-flying emerging markets, notably China, take steps to reduce unsustainably high growth rates. These factors may compel global investors to proceed with a sense of greater caution.

Yet, the U.S. dollar has continued to decline relative to most other currencies, making investments denominated in foreign currencies more valuable for U.S. residents. We expect this trend to persist, as a stubborn U.S. trade deficit and stronger economic growth in overseas markets continue to attract global capital away from U.S. markets and toward those with higher potential returns.These factors may lead to new opportunities and challenges in international equity markets. As always, your financial advisor can help you position your investments for these developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers during the period.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2007, through June 30, 2007, as provided by Remi J. Browne, CFA, and Jeffrey R. Sullivan, CFA, Portfolio Managers during the period

Fund and Market Performance Overview

Strong economic growth in most geographic regions boosted international equity markets, with nearly every country represented in the fund’s benchmarks posting positive returns. Although the fund participated in the markets’ advance, its returns trailed both indices due mainly to weak stock picking in the consumer discretionary and financials sectors.

For the six-month period ended June 30, 2007, Dreyfus Founders International Equity Fund produced total returns of 10.90% for Class A shares, 10.55% for Class B shares, 10.52% for Class C shares, 10.92% for Class F shares, 11.09% for Class I shares, and 10.71% for Class T shares.1 In comparison, the Morgan Stanley Capital International (MSCI) World ex U.S. Index (“Primary Index”) and the MSCI World ex U.S. Growth Index (“Secondary Index”) produced total returns of 11.27% and 12.73%, respectively, for the same period.2,3

The Fund’s Investment Approach

To pursue its goal of long-term growth of capital, the fund normally invests at least 80% of its assets in foreign equity securities. Although the fund intends to invest its assets outside the United States, it may invest in U.S.-based companies. We employ a “bottom-up” approach that emphasizes individual stock selection.We do not attempt to predict interest rates or market movements. Rather, we choose investments on a company-by-company basis, searching for what we believe are well-managed, well-positioned companies.

Solid Economic Growth Drove International Stock Markets Higher

International markets continued to advance strongly, buoyed by solid economic growth in Europe, where manufacturing and employment levels remained sound and consumer spending trended higher.Australia and several Asian countries also produced positive economic growth,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fueled primarily by robust Chinese and Indian demand for basic materials and natural resources. On the other hand, investors remained concerned about persistent deflationary pressures in Japan.

Stocks in Europe Fueled the Fund’s Performance

The fund received strong contributions to its performance from several European holdings during the reporting period, led by Swedish, German, French and Norwegian companies. Swedish automaker Volvo and German truck manufacturer MAN benefited from surging demand for commercial trucks in Europe. German chemical company BASF performed strongly due to higher prices for natural gas, rising demand for agricultural chemicals and the success of its catalytic converter unit. Merck, the German pharmaceuticals and chemical company, rose primarily due to the growth of its liquid crystal business unit, as orders increased for flat-screen televisions and LCD monitors.In addition to benefiting from a generally strong Norwegian economy, diversified consumer-staples stock Orkla encountered intensifying demand for its solar energy products.

When analyzing the fund’s performance by economic sectors, strong security selections boosted its relative performance in the consumer staples, industrials, health care and materials sectors. For example, consumer-staples company InBev saw its stock price rise due to rising sales volumes, strong pricing and solid market share in emerging economies. Materials company BHP Billiton increased on its exposure to rising copper, iron ore and crude oil markets, while metals and mining firm Xstrata benefited from rebounding metal prices.

On the other hand, a number of holdings proved to be relatively disappointing during the reporting period, with weak stock selections in the United Kingdom accounting for the fund’s relative underperformance. For example, British Airways was negatively affected by a labor dispute, rising oil prices and softer demand along its North Atlantic routes. Sugar producer Tate & Lyle’s stock price fell after the company issued lower earnings guidance, and Royal Bank of Scotland underperformed as its bidding war over Dutch bank ABN AMRO Holding continued.

Likewise, poor selections in the consumer discretionary sector weighed on the fund’s relative performance. Japanese automakers Honda and Toyota suffered due to sluggish demand in the U.S. market. In addition,

4

Honda reduced profit forecasts, citing increased costs for research and development and rising capital expenditures. Irish beverage manufacturer C&C Group lagged due to slowing sales of its Magners cider.

In the financials sector, Japanese integrated financial services provider Orix was undermined by concerns regarding a Korean subsidiary and a possible Taiwanese acquisition. Real-estate company Kenedix fell due to its exposure to the Japanese real estate market, which came under pressure in the second quarter of 2007. Finally, the fund’s lack of exposure to Dutch bank ABN AMRO also proved detrimental as its stock price rose sharply.

Finding Opportunities for Growth

As of the end of the reporting period, we have continued to find numerous opportunities among companies that appear poised to benefit from robust economic growth in Europe and robust demand for industrial resources in the emerging markets.

July 16, 2007

On August 6, 2007,William S. Patzer, CFA, assumed portfolio management responsibilities for the fund. For more information about Mr. Patzer, please see the fund’s prospectus or talk to your financial advisor.
Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original price. Return figures provided reflect the absorption of certain fund expenses by Founders Asset Management LLC, pursuant to a permanent contractual agreement. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER, INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World ex U.S.
Index is an unmanaged index of global stock market performance, excluding the United States, consisting solely of equity securities.
[3]	SOURCE: Morgan Stanley Capital International Inc. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI)
World ex U.S. Growth Index measures global developed market equity performance of growth securities outside of the United States.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Founders International Equity Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid
per $1,000 †	$ 7.32	$ 11.22	$ 11.22	$ 7.32	$ 6.02	$ 8.62
Ending value
(after expenses)	$1,109.00	$1,105.50	$1,105.20	$1,109.20	$1,110.90	$1,107.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid per
$1,000 †	$ 7.00	$ 10.74	$ 10.74	$ 7.00	$ 5.76	$ 8.25
Ending value
(after expenses)	$1,017.85	$1,014.13	$1,014.13	$1,017.85	$1,019.09	$1,016.61

† Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A shares, 2.15% for Class B shares,
2.15% for Class C shares, 1.40% for Class F shares, 1.15% for Class I shares and 1.65% for Class T shares;
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2007 (Unaudited)
Common Stocks—96.8%	Shares	Value ($)

Australia—5.0%
BHP Billiton	43,500	1,291,885
BlueScope Steel	52,600	461,106
Commonwealth Bank of Australia	5,400	252,942
QBE Insurance Group	9,400	248,643
Woolworths	15,800	361,673
		2,616,249
Belgium—2.6%
Delhaize Group	5,900	581,735
InBev	9,700	772,350
		1,354,085
Canada—5.6%
Bank of Nova Scotia	5,200	253,300
Barrick Gold	22,800	663,078
Research In Motion	1,700 [a]	342,154
Rogers Communication, Cl. B	13,800	588,402
Teck Cominco, Cl. B	13,600	577,066
TransCanada	6,900	237,330
Yellow Pages Income Fund (Units)	22,900	298,812
		2,960,142
Denmark—2.4%
Carlsberg, Cl. B	5,770	699,947
Novo Nordisk, Cl. B	5,000	545,613
		1,245,560
Finland—3.1%
Elisa	11,700	320,192
Neste Oil	11,000	433,687
Nokia	31,000	873,127
		1,627,006
France—9.9%
Alstom	1,680	282,452
BNP Paribas	5,607	670,548
Cap Gemini	4,670	343,653
Compagnie Generale de
Geophysique-Veritas	1,134 [a]	285,384

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

France (continued)
Lafarge	4,043	740,911
Sanofi-Aventis	4,370	355,467
Schneider Electric	4,100	577,834
Societe Generale	2,140	398,341
Total	8,532	695,863
Vivendi	19,700	850,818
		5,201,271
Germany—7.6%
BASF	6,300	829,143
Bayerische Motoren Werke	4,000	259,917
Beiersdorf	4,600	328,976
Deutsche Bank	1,700	248,057
E.ON	2,000	336,442
MAN	4,300	621,328
Merck	3,610	498,613
ThyssenKrupp	6,500	388,232
Wacker Chemie	2,100	497,395
		4,008,103
Ireland—.5%
Allied Irish Banks	8,900	243,445
Italy—3.1%
ENI	17,000	618,014
Fiat	17,200	514,475
Saipem	8,400	288,205
UniCredito Italiano	25,500	228,477
		1,649,171
Japan—18.2%
Aisin Seiki	7,900	290,656
Canon	18,000	1,056,975
KDDI	33	244,703
Kenedix	126	235,371
Mitsubishi	30,900	810,615
Mitsui & Co.	35,000	697,868
Nikon	16,000	447,025
Nintendo	800	293,036
Nippon Yusen	33,800	310,480

8

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
ORIX	3,070	809,109
Sony	11,600	596,370
SUMCO	11,000	553,015
Sumitomo Trust & Banking	47,000	448,528
Takeda Pharmaceutical	5,800	374,969
TDK	5,700	551,829
Terumo	5,900	228,093
Tokyo Electron	8,000	589,970
Tokyo Tatemono	17,000	212,215
Toyota Motor	12,500	791,878
		9,542,705
Netherlands—3.2%
ASML Holding	10,100 [a]	280,233
ING Groep	24,200	1,073,991
Randstad Holdings	4,400	350,464
		1,704,688
Norway—2.5%
Orkla	44,000	835,686
Tandberg	11,600	261,135
Telenor	11,600	227,694
		1,324,515
Spain—4.3%
ACS-Actividades de Construccion y Servicios	11,100	710,905
Banco Santander Central Hispano	20,300	376,135
Inditex	4,850	287,317
Repsol YPF	7,200	285,038
Telefonica	26,400	590,994
		2,250,389
Sweden—1.9%
Sandvik	22,300	453,226
Volvo, Cl. B	27,000	540,853
		994,079
Switzerland—7.4%
ABB Ltd	21,400	487,041
Baloise-Holding	3,900	386,648
Credit Suisse Group	10,300	736,558

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Switzerland (continued)
Nestle	1,678	640,154
Roche Holding	7,790	1,386,448
Swiss Reinsurance	2,800	256,504
		3,893,353
United Kingdom—19.5%
AstraZeneca	7,000	377,144
Aviva	16,200	241,871
Barclays	19,919	278,509
Barratt Developments	11,000	219,346
British Airways	37,100 [a]	312,718
BT Group	79,400	530,375
Firstgroup	24,100	322,756
GlaxoSmithKline	26,500	694,738
HBOS	23,100	454,095
International Power	104,300	902,958
Marks & Spencer Group	20,900	263,569
Michael Page International	41,000	432,658
National Grid	32,300	478,682
Next	12,200	489,406
Reckitt Benckiser	17,500	961,133
Royal Bank of Scotland Group	42,700	538,436
Royal Dutch Shell, Cl. A	7,400	302,253
Royal Dutch Shell, Cl. B	7,600	317,900
Tesco	71,500	597,020
WPP Group	15,800	235,839
Xstrata	21,800	1,295,863
		10,247,269
Total Common Stocks
(cost $37,167,114)		50,862,030

Preferred Stocks—1.7%

Germany;
Fresenius
(cost $603,715)	11,630	886,987

10

	Principal
Short-Term Investment—.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.92%, 9/13/07
(cost $39,628)	40,000	39,632

Total Investments (cost $37,810,457)	98.6%	51,788,649
Cash and Receivables (Net)	1.4%	722,514
Net Assets	100.0%	52,511,163

a Non-income producing security.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

United Kingdom	19.5	Finland	3.1
Japan	18.2	Belgium	2.6
France	9.9	Norway	2.5
Germany	9.3	Denmark	2.4
Switzerland	7.4	Sweden	1.9
Canada	5.6	Ireland	.5
Ausralia	5.0	Short-Term Investment	.1
Spain	4.3	Cash & Equivalents	1.4
Netherlands	3.2
Italy	3.1		100.0

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF FINANCIAL FUTURES June 30, 2007 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2007 ($)

Financial Futures Long
MSCI Pan Euro	12	428,417	September 2007	6,226
Topix	1	144,162	September 2007	(146)
				6,080

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES June 30, 2007 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	37,810,457	51,788,649
Cash		40,341
Cash denominated in foreign currencies	792,544	798,465
Receivable for investment securities sold		603,148
Dividends and interest receivable		87,014
Receivable for shares of Common Stock subscribed		20,712
Receivable for futures variation margin—Note 4		2,760
Unrealized appreciation on forward currency exchange contracts—Note 4		1,205
Prepaid expenses		9,735
Other assets		16,717
		53,368,746

Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		64,867
Payable for investment securities purchased		631,006
Bank loan payable—Note 2		100,000
Directors’ deferred compensation		16,717
Unrealized depreciation on forward currency exchange contracts—Note 4		349
Interest payable—Note 2		236
Payable for shares of Common Stock redeemed		177
Accrued expenses		44,231
		857,583

Net Assets ($)		52,511,163

Composition of Net Assets ($):
Paid-in capital		54,784,714
Accumulated undistributed investment income—net		329,478
Accumulated net realized gain (loss) on investments		(16,609,687)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$6,080 net unrealized appreciation on financial futures)		14,006,658

Net Assets ($)		52,511,163

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I	Class T

Net Assets ($)	33,465,050	896,961	1,484,318	16,168,410	213,639	282,785
Shares Outstanding	1,807,045	49,764	82,661	869,786	11,403.27	15,368

Net Asset Value
Per Share ($)	18.52	18.02	17.96	18.59	18.73	18.40

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
Investment Income ($):
Income:
Dividends (net of $85,664 foreign taxes withheld at source):
Unaffiliated issuers	673,947
Affiliated issuers	4,925
Interest	11,652
Total Income	690,524
Expenses:
Investment advisory fee—Note 3(a)	244,883
Shareholder servicing costs—Note 3(c)	81,573
Accounting fees—Note 3 (c)	24,488
Distribution fees—Note 3(b)	21,304
Professional fees	19,420
Prospectus and shareholders’ reports	16,782
Custodian fees—Note 3(c)	14,414
Registration fees	10,926
Directors’ fees and expenses—Note 3(d)	6,970
Loan commitment fees—Note 2	288
Interest expense—Note 2	236
Miscellaneous	11,380
Total Expenses	452,664
Less—reimbursed/waived expenses—Note 3(a)	(89,395)
Less—reduction in accounting fees—Note 3(c)	(11,016)
Less—reduction in custody fees
due to earnings credits—Note 1(c)	(6,503)
Less—expense offset to broker commission—Note 1	(449)
Net Expenses	345,301
Investment Income—Net	345,223

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,971,838
Net realized gain (loss) on financial futures	36,711
Net realized gain (loss) on forward currency exchange contracts	20,364
Net Realized Gain (Loss)	3,028,913
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions (including $6,080 net
unrealized appreciation on financial futures)	1,769,476
Net Realized and Unrealized Gain (Loss) on Investments	4,798,389
Net Increase in Net Assets Resulting from Operations	5,143,612

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Operations ($):
Investment income—net	345,223	306,684
Net realized gain (loss) on investments	3,028,913	7,639,714
Net unrealized appreciation
(depreciation) on investments	1,769,476	1,767,152
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,143,612	9,713,550

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	—	(224,701)
Class C shares	—	(989)
Class F shares	—	(85,138)
Class I shares	—	(2,072)
Class T shares	—	(886)
Total Dividends	—	(313,786)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	2,538,107	2,216,843
Class B shares	129,439	328,445
Class C shares	699,033	87,547
Class F shares	1,695,643	3,050,654
Class I shares	10,215	122,308
Class T shares	90,176	28,874
Dividends reinvested:
Class A shares	—	212,881
Class C shares	—	491
Class F shares	—	82,465
Class I shares	—	2,072
Class T shares	—	856

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Capital Stock Transactions ($) (continued):
Cost of shares redeemed:
Class A shares	(2,357,849)	(4,054,322)
Class B shares	(344,589)	(1,595,137)
Class C shares	(36,575)	(95,766)
Class F shares	(1,332,193)	(3,203,037)
Class I shares	(33,813)	(12)
Class T shares	(9,574)	(32,583)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,048,020	(2,847,421)
Total Increase (Decrease) in Net Assets	6,191,632	6,552,343

Net Assets ($):
Beginning of Period	46,319,531	39,767,188
End of Period	52,511,163	46,319,531
Undistributed (distributions in excess of)
investment income—net	329,478	(15,745)

16

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Capital Share Transactions:
Class A [b]
Shares sold	144,911	150,231
Shares issued for dividends reinvested	—	12,803
Shares redeemed	(132,796)	(267,283)
Net Increase (Decrease) in Shares Outstanding	12,115	(104,249)

Class B [b]
Shares sold	7,530	22,765
Shares redeemed	(20,604)	(109,812)
Net Increase (Decrease) in Shares Outstanding	(13,074)	(87,047)

Class C
Shares sold	41,132	5,716
Shares issued for dividends reinvested	—	31
Shares redeemed	(2,169)	(6,702)
Net Increase (Decrease) in Shares Outstanding	38,963	(955)

Class F
Shares sold	97,754	205,525
Shares issued for dividends reinvested	—	4,941
Shares redeemed	(76,727)	(214,915)
Net Increase (Decrease) in Shares Outstanding	21,027	(4,449)

Class I
Shares sold	576	7,402
Shares issued for dividends reinvested	—	124
Shares redeemed	(1,835)	(1)
Net Increase (Decrease) in Shares Outstanding	(1,259)	7,525

Class T
Shares sold	5,459	1,902
Shares issued for dividends reinvested	—	52
Shares redeemed	(530)	(2,179)
Net Increase (Decrease) in Shares Outstanding	4,929	(225)

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	During the period ended June 30, 2007, 6,686 Class B shares representing $111,967, were automatically converted to 6,525 Class A shares and during the period ended December 31, 2006, 65,980 Class B shares representing $954,139 were automatically converted to 64,237 Class A shares.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflect financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2007			Year Ended December 31,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.70	13.44	11.90	9.77	7.19	10.03
Investment Operations:
Investment income—net	.13[a]	.11[a]	.12[a]	.08[a]	.06	.01
Net realized and unrealized
gain (loss) on investments	1.69	3.28	1.54	2.14	2.59	(2.84)
Total from Investment Operations	1.82	3.39	1.66	2.22	2.65	(2.83)
Distributions:
Dividends from investment
income—net	—	(.13)	(.12)	(.09)	(.07)	(.01)
Net asset value, end of period	18.52	16.70	13.44	11.90	9.77	7.19

Total Return (%) [b]	10.90[c]	25.20	13.93	22.69	36.84	(28.19)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90[c]	1.94	2.15	2.05	2.48	2.18
Ratio of net expenses
to average net assets	.68[c]	1.40	1.40	1.40	1.40	1.40
Ratio of net investment income
to average net assets	.71[c]	.75	.94	.74	.80	.13
Portfolio Turnover Rate	35[c]	79	54	85	144	220

Net Assets, end of period
($ x 1,000)	33,465	29,972	25,519	25,076	22,432	18,217

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

18

Six Months Ended
June 30, 2007			Year Ended December 31,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.31	13.12	11.63	9.55	7.03	9.87
Investment Operations:
Investment income (loss)—net	.05[a]	.01[a]	.02[a]	.00[a,b]	(.08)	(.11)
Net realized and unrealized
gain (loss) on investments	1.66	3.18	1.49	2.08	2.61	(2.73)
Total from Investment Operations	1.71	3.19	1.51	2.08	2.53	(2.84)
Distributions:
Dividends from investment
income—net	—	—	(.02)	—	(.01)	—
Net asset value, end of period	18.02	16.31	13.12	11.63	9.55	7.03

Total Return (%) [c]	10.55[d]	24.32	13.02	21.78	35.95	(28.77)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.28[d]	2.86	3.04	2.85	3.32	2.91
Ratio of net expenses
to average net assets	1.06[d]	2.15	2.15	2.15	2.15	2.15
Ratio of net investment income
(loss) to average net assets	.30[d]	.05	.21	.00	.07	(.61)
Portfolio Turnover Rate	35[d]	79	54	85	144	220

Net Assets, end of period
($ x 1,000)	897	1,025	1,966	2,281	2,372	2,201

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.25	13.09	11.61	9.53	7.02	9.86
Investment Operations:
Investment income (loss)—net	.07[a]	(.00)[a,b]	.02[a]	.00[a,b]	(.26)	(.29)
Net realized and unrealized
gain (loss) on investments	1.64	3.18	1.50	2.08	2.77	(2.55)
Total from Investment Operations	1.71	3.18	1.52	2.08	2.51	(2.84)
Distributions:
Dividends from investment
income—net	—	(.02)	(.04)	—	—	—
Net asset value, end of period	17.96	16.25	13.09	11.61	9.53	7.02

Total Return (%) [c]	10.52[d]	24.32	13.05	21.83	35.76	(28.80)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.32[d]	2.69	2.94	2.87	3.25	3.11
Ratio of net expenses
to average net assets	1.05[d]	2.15	2.15	2.15	2.15	2.15
Ratio of net investment income
(loss) to average net assets	.40[d]	(.02)	.14	.03	.08	(.63)
Portfolio Turnover Rate	35[d]	79	54	85	144	220

Net Assets, end of period
($ x 1,000)	1,484	710	584	476	482	532

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

20

Six Months Ended
June 30, 2007			Year Ended December 31,

Class F Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.76	13.46	11.92	9.78	7.18	10.03
Investment Operations:
Investment income (loss)—net	.12[a]	.11[a]	.11[a]	.08[a]	(.01)	(.05)
Net realized and unrealized
gain (loss) on investments	1.71	3.29	1.55	2.14	2.68	(2.79)
Total from Investment Operations	1.83	3.40	1.66	2.22	2.67	(2.84)
Distributions:
Dividends from investment
income—net	—	(.10)	(.12)	(.08)	(.07)	(.01)
Net asset value, end of period	18.59	16.76	13.46	11.92	9.78	7.18

Total Return (%)	10.92[b]	25.27	13.91	22.70	37.17	(28.30)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[b]	2.04	2.28	2.10	2.52	2.13
Ratio of net expenses
to average net assets	.68[b]	1.40	1.40	1.40	1.40	1.40
Ratio of net investment income
to average net assets	.71[b]	.75	.92	.76	.80	.12
Portfolio Turnover Rate	35[b]	79	54	85	144	220

Net Assets, end of period
($ x 1,000)	16,168	14,225	11,485	10,885	9,837	9,321

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class I Shares	(Unaudited)[a]	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.87	13.57	12.01	9.82	7.22	10.08
Investment Operations:
Investment income—net	.15[b]	.13[b]	.14[b]	.13[b]	.09	.02
Net realized and unrealized
gain (loss) on investments	1.71	3.34	1.57	2.17	2.60	(2.85)
Total from Investment Operations	1.86	3.47	1.71	2.30	2.69	(2.83)
Distributions:
Dividends from investment
income—net	—	(.17)	(.15)	(.11)	(.09)	(.03)
Net asset value, end of period	18.73	16.87	13.57	12.01	9.82	7.22

Total Return (%)	11.09[c]	25.54	14.22	23.45	37.27	(28.10)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[c]	1.85	3.35	1.65	1.95	1.71
Ratio of net expenses
to average net assets	.56[c]	1.15	1.15	1.15	1.15	1.15
Ratio of net investment income
to average net assets	.85[c]	.89	1.15	1.21	1.03	.27
Portfolio Turnover Rate	35[c]	79	54	85	144	220

Net Assets, end of period
($ x 1,000)	214	214	70	66	3,146	2,470

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
See notes to financial statements.

22

Six Months Ended
June 30, 2007			Year Ended December 31,

Class T Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.62	13.37	11.84	9.70	7.14	9.97
Investment Operations:
Investment income (loss)—net	.11[a]	.08[a]	.08[a]	.06[a]	.00[b]	(.10)
Net realized and unrealized
gain (loss) on investments	1.67	3.26	1.54	2.11	2.61	(2.73)
Total from Investment Operations	1.78	3.34	1.62	2.17	2.61	(2.83)
Distributions:
Dividends from investment
income—net	—	(.09)	(.09)	(.03)	(.05)	.00
Net asset value, end of period	18.40	16.62	13.37	11.84	9.70	7.14

Total Return (%) [c]	10.71[d]	24.95	13.65	22.42	36.58	(28.39)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02[d]	2.42	2.81	2.44	2.88	4.00
Ratio of net expenses
to average net assets	.81[d]	1.65	1.65	1.65	1.65	1.65
Ratio of net investment income
(loss) to average net assets	.63[d]	.55	.67	.57	.67	(.12)
Portfolio Turnover Rate	35[d]	79	54	85	144	220

Net Assets, end of period
($ x 1,000)	283	173	143	175	172	158

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Founders International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Founders Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek long-term growth of capital. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. During the reporting period, Founders was an indirect wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly-owned financial services company which provided a comprehensive range of financial products and services in domestic and selected international markets.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Founders became an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Company’s Board of Directors approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”, an affiliate of Founders) served as Distributor of the fund’s shares. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation. The fund is authorized to issue up to 550 million shares of Common Stock, par value $ .01 per share, in the following classes of shares: Class A, Class B, Class C, Class F, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase,

24

although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of investors. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The Company’s Board of Directors has authorized the payment of certain fund expenses with commissions on fund portfolio transactions.The commissions increased miscellaneous expenses and are included in the expense offset to broker commissions in the Statement of Operations.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered open-end investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s

26

Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign Securities and Currency Transactions:The fund normally will invest a large portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the fund executes a foreign security transaction, the fund may enter into a foreign currency contract to settle the foreign security transaction.The fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

currency changes unfavorably to the U.S. dollar.The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized appreciation (depreciation) from investments and foreign currency transactions in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

28

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank, Mellon Bank, N.A. (“Mellon Bank”), whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes any earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to continue to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $19,636,486 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied, $2,537,202 of the carryover expires in fiscal 2008, $3,774,019 expires in fiscal 2009, $5,986,171 expires in fiscal 2010 and $7,339,094 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2006 was as follows: ordinary income $313,786.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The Company has a line of credit arrangement (“LOC”) with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. The borrowings by each series of the Company are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each series agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC.

30

The average daily amount of borrowings outstanding under the LOC during the period end June 30, 2007 was approximately $8,100, with a related weighted average annualized interest rate of 5.83% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the fund’s net assets.The fee is 1.00% of the first $250 million of net assets, .80% of the next $250 million of net assets, and .70% of net assets in excess of $500 million.

Founders has agreed to waive a portion of its management fee and to limit the total expenses of the fund. Founders agreed to waive that portion of its management fee that exceeds .75% of the fund’s average net assets and to limit the annual expenses of the fund (net of credits received from the fund’s custodian and expense offsets to broker commissions) to 1.40% for Class A and Class F shares, 2.15% for Class B and Class C shares, 1.15% for Class I shares and 1.65% for Class T shares. These reductions are made pursuant to a permanent written contractual commitment. For the period ended June 30, 2007, $89,395 was reimbursed to the fund by Founders pursuant to this provision.

During the period ended June 30, 2007, the Distributor retained $4,705 and $1 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $1,206 and $1 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Class B, C and T Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2007, Class B, Class C and Class T shares were charged $3,242, $4,032 and $321, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the fund’s Class F shares. During the period ended June 30, 2007, Class F shares were charged $13,709 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2007, Class A, Class B, Class C and Class T shares were charged $39,357, $1,081, $1,344 and $321, respectively, pursuant to the Shareholder Services Plan.

The Company has a shareholder services agreement with the Distributor whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares. The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2007, Class F shares were charged $9,955 pursuant to this shareholder services agreement.

32

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.With the exception of out-of-pocket charges, the fees charged by DTI with respect to the fund’s Class F shares are paid by the Distributor.The out-of-pocket charges from DTI are paid by the fund. During the period ended June 30, 2007, Class F shares were charged $2,770 for out-of-pocket transfer agent charges.

The fees charged by DTI with respect to the fund’s Class A, B, C, I and T shares are paid by the fund. These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2007 were $16,722.

The fund compensates Mellon Bank, an affiliate of Founders, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2007, the fund was charged $14,414 pursuant to the custody agreement.

The fund also pays Mellon Bank for certain cash management services. These fees are included in the out-of-pocket transfer agency charges above.

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of .10% of the average daily net assets of the fund on the first $500 million, .065% of the average daily net assets of the fund on the next $500 million and .02% of the average daily net assets of the fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of Founders’ costs related to the support and oversight of these services. For the period ended June 30, 2007, Dreyfus waived $11,016.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $32,162, Rule 12b-1 distribution plan fees $3,076, shareholder services plan fees $22,092, custodian fees $10,560, accounting fees $4,288 and transfer agency per account fees $5,273, which are offset against an expense reimbursement currently in effect in the amount of $1,568 and an expense reimbursement for accounting fees in the amount of $11,016.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets.The Company’s Board of Directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series.The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Changes in market value are included in the directors’ fees and expenses and the net change in unrealized appreciation (depreciation) of investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation.The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

34

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts, during the period ended June 30, 2007, amounted to $18,065,540 and $16,961,784, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2007, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at June 30, 2007:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
British Pound,
expiring 7/2/2007	117,240	234,773	235,431	658
Swedish Krona,
expiring 7/2/2007	346,492	50,475	50,663	188
Swiss Franc,
expiring 7/2/2007	78,114	63,590	63,949	359
Sale;		Proceeds ($)
Australian Dollar,
expiring 7/2/2007	205,100	173,535	173,884	(349)
Total				856

At June 30, 2007, accumulated net unrealized appreciation on investments was $13,978,192, consisting of $14,471,707 gross unrealized appreciation and $493,515 gross unrealized depreciation.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 1670 Broadway, Suite 1000, Denver, Colorado 80202, an independent registered public accounting firm, was the independent registered public accounting firm for the Company for the fiscal year ended December 31,2006.At meetings held on February 22, 2007, the Audit Committee and the Board of Directors

36

of the Company engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the Company, effective upon the completion of services related to the audit of the 2006 financial statements of the Company.

During the Company’s past two fiscal years and any subsequent interim period: (i) no report on the Company’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.

The Fund 37

Dreyfus Founders Mid-Cap Growth Fund

SEMIANNUAL REPORT June 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. To take advantage of this service, simply inform us online of your decision to receive materials through our E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today. It’s simple and only takes a few minutes.

Class F shareholders can log into www.founders.com/ ecommunications, or www.icsdelivery.com if you own funds through a third party.

Class A, B, C, I and T shareholders can log into www.dreyfus.com.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization.Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
22	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Founders
Mid-Cap Growth Fund

The	Fund

A LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Founders Mid-Cap Growth Fund, covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened. What’s more, a generally rising stock market over the past six months has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and support corporate profits through year-end. As always, your financial advisor can help you position your equity investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2007, through June 30, 2007, as provided by Joseph S. Chin and John B. Jares, CFA, Portfolio Managers

Fund and Market Performance Overview

Stocks were buoyed by robust global economic growth and better-than-expected corporate earnings over the first half of 2007, which more than offset concerns regarding broadening consumer spending pressures, deteriorating credit quality among sub-prime borrowers and the threat of higher interest rates. Midcap stocks fared particularly well in this environment, generally outperforming their small- and large-cap counterparts. The fund produced higher returns than its benchmark, mainly due to strong stock selections in the industrials, consumer discretionary and materials sectors.

For the six-month period ended June 30, 2007, Dreyfus Founders Mid-Cap Growth Fund achieved total returns of 12.59% for Class A shares, 12.18% for Class B shares, 12.13% for Class C shares, 12.67% for Class F shares, 12.76% for Class I shares, and 12.50% for Class T shares.1 In comparison, the fund’s benchmark, the Russell Midcap Growth Index returned 10.97% for the same period.2

The Fund’s Investment Approach

The fund seeks capital appreciation by emphasizing investments in the stocks of medium-size companies with favorable growth prospects. The fund also may invest in larger or smaller companies if, in our judgment, they represent better prospects for capital appreciation.We use a “bottom-up” investment approach that relies on fundamental analysis and in-depth research. We look for companies whose fundamental strengths suggest the potential for superior earnings growth over time. We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Global Infrastructure Construction Helped Boost Stock Prices

Despite bouts of volatility stemming from turmoil in the sub-prime mortgage market, sharp declines in Chinese equity markets and uncertainty regarding U.S. economic and inflation prospects, midcap stocks

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

generally rose over the first six months of 2007. Strong corporate earnings, robust mergers-and-acquisitions activity and healthy levels of domestic economic growth in the services and industrials sectors drove midcap stocks broadly higher, more than compensating for the eroding effects on consumer spending of a deteriorating U.S. housing market and rising energy prices.

In addition, accelerating growth in emerging markets worldwide accompanied the build-out of their industrial infrastructures,benefiting a number of the fund’s holdings.Within the industrials sector, copper wire and fiber optics supplier General Cable and motors manufacturer Baldor Electric were direct beneficiaries of domestic and international construction growth.A number of aerospace companies, such as components supplier Precision Castparts, also encountered rising demand in the strong global economic environment. In addition, fuel-efficient platforms and other technologies garnered significant interest from airline companies.

Many of the fund’s consumer discretionary and materials holdings also proved to be successful during the reporting period. In the wake of rapid consolidation in the construction aggregate industry, Martin Marietta Materials represented one of the last pure aggregate companies in the United States. Solid pricing power and strong demand, paired with an acquisition offer for the company, catapulted its stock price during the reporting period.

Energy and Technology Holdings Offset Gains in Other Areas

Disappointments among individual energy stocks and an underweighted position in the energy sector undermined the fund’s relative performance during the reporting period. Because we generally regard the energy sector as a cyclical group with relatively few growth opportunities, the fund did not invest as heavily as its benchmark in energy stocks. However, energy companies generally continued to gain value during the reporting period as commodity prices climbed in the growing global economy. Information technology stocks also detracted from the fund’s relative performance. Despite industry consolidation, disk drive manufacturer Seagate Technology faltered due to pricing pressures and lower demand for its higher-margin products.

4

Other relatively lackluster performers included health care holding Vertex Pharmaceuticals and telecommunication services stocks Globalstar and JDS Uniphase. Globalstar saw its stock price decline during the reporting period as the company reported equipment malfunctions that threaten to cut off its satellite telephony service. JDS Uniphase, a provider of broadband test and fiber optic products, fell due to slowing demand in the networking industry. Finally, the fund’s cash position prevented it from participating more fully in the midcap stock market’s gains.

Finding Opportunities for Long-Term Growth

As we enter the second half of 2007, three investment themes appear poised to provide attractive growth opportunities. First, we believe that an increase in corporate spending may soon boost sales volumes in the information technology sector, particularly among network communications and flash-memory manufacturers.Therefore, we have established an overweighted position compared to the benchmark in related technology companies. Second, we have remained committed to the industrials sector, particularly the aerospace industry, and we may increase the fund’s investment in this area if global demand intensifies as we expect. Finally, we have maintained an emphasis on individual companies in a variety of industry groups that, in our judgment, represent long-term lifecycle change opportunities regardless of cyclical shifts in economic conditions.

July 16, 2007

Midsize companies carry additional risks because their earnings and revenues tend to be less predictable and their share prices more volatile than those of larger, more established companies. The shares of midsize companies tend to trade less frequently than those of larger, more established companies.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER, INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Russell Midcap Growth Index measures the performance of the
800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund.The
Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Founders Mid-Cap Growth Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the “Expenses paid per $1,000” line for the class of shares you own.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid
per $1,000 †	$ 7.17	$ 11.78	$ 11.26	$ 6.64	$ 5.75	$ 9.01
Ending value
(after expenses)	$1,125.90	$1,121.80	$1,121.30	$1,126.70	$1,127.60	$1,125.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid
per $1,000 †	$ 6.80	$ 11.18	$ 10.69	$ 6.31	$ 5.46	$ 8.55
Ending value
(after expenses)	$1,018.05	$1,013.69	$1,014.18	$1,018.55	$1,019.39	$1,016.31

† Expenses are equal to the fund’s annualized expense ratio of 1.36% for Class A shares, 2.24% for Class B shares,
2.14% for Class C shares, 1.26% for Class F shares, 1.09% for Class I shares and 1.71% for Class T shares;
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2007 (Unaudited)
Common Stocks—97.9%	Shares	Value ($)

Advertising—1.9%
R. H. Donnelley	84,500 [a]	6,403,410
Aerospace & Defense—3.7%
Empresa Brasileira de Aeronautica, ADR	65,800	3,172,218
L-3 Communications Holdings	43,000	4,187,770
Precision Castparts	42,000	5,097,120
		12,457,108
Apparel Retail—1.2%
Limited Brands	144,000	3,952,800
Apparel, Accessories & Luxury Goods—2.6%
Gildan Activewear	155,000 [a]	5,314,950
Phillips-Van Heusen	57,000	3,452,490
		8,767,440
Application Software—1.2%
Cognos	102,000 [a]	4,046,340
Asset Management & Custody Banks—1.9%
Northern Trust	99,000	6,359,760
Auto Parts & Equipment—1.3%
ArvinMeritor	190,000	4,218,000
Biotechnology—1.8%
Amylin Pharmaceuticals	146,000 [a]	6,009,360
Casinos & Gaming—2.1%
Bally Technologies	128,000 [a]	3,381,760
Scientific Games, Cl. A	102,000 [a]	3,564,900
		6,946,660
Coal & Consumable Fuels—1.0%
Cameco	65,000	3,298,100
Communications Equipment—4.9%
ADC Telecommunications	351,000 [a]	6,433,830
Foundry Networks	309,000 [a]	5,147,940
JDS Uniphase	363,000 [a]	4,875,090
		16,456,860

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Computer Hardware—4.8%
Diebold	157,000	8,195,400
NCR	149,000 [a]	7,828,460
		16,023,860
Computer Storage & Peripherals—1.0%
SanDisk	68,000 [a]	3,327,920
Construction & Farm Machinery &
Heavy Trucks—3.8%
Cummins	33,000	3,339,930
Joy Global	79,000	4,608,070
Terex	59,000 [a]	4,796,700
		12,744,700
Construction Materials—2.4%
Martin Marietta Materials	50,000	8,101,000
Department Stores—1.3%
Macy’s	112,000	4,455,360
Diversified Commercial
& Professional Services—3.3%
Cenveo	480,000 [a]	11,131,200
Electrical Components & Equipment—5.7%
Baldor Electric	183,000	9,018,240
General Cable	134,000 [a]	10,150,500
		19,168,740
Food Retail—2.4%
SUPERVALU	171,000	7,920,720
Health Care Equipment—1.0%
Hologic	61,600 [a]	3,407,096
Health Care Services—1.9%
Pediatrix Medical Group	113,000 [a]	6,231,950
Health Care Supplies—2.3%
Dade Behring Holdings	69,000	3,665,280
PolyMedica	100,000	4,085,000
		7,750,280

8

Common Stocks (continued)	Shares	Value ($)

Home Furnishing Retail—2.8%
Bed Bath & Beyond	123,500 [a]	4,444,765
Mohawk Industries	48,000 [a]	4,837,920
		9,282,685
Hotels, Resorts & Cruise Lines—1.0%
Hilton Hotels	98,000	3,280,060
Household Appliances—.9%
Whirlpool	27,000	3,002,400
Household Products—1.0%
Clorox	54,000	3,353,400
Housewares & Specialties—1.0%
Jarden	75,800 [a]	3,260,158
Investment Banking & Brokerage—1.4%
Lazard, Cl. A	104,150	4,689,875
Life Sciences Tools & Services—1.2%
Invitrogen	55,000 [a]	4,056,250
Metal & Glass Containers—1.9%
Ball	120,000	6,380,400
Movies & Entertainment—3.0%
Live Nation	293,000 [a]	6,557,340
Regal Entertainment Group, Cl. A	157,000	3,443,010
		10,000,350
Multi-Line Insurance—1.6%
Arch Capital Group	75,000 [a]	5,440,500
Oil & Gas Equipment & Services—4.1%
Grant Prideco	103,000 [a]	5,544,490
Input/Output	270,000 [a]	4,214,700
Weatherford International	73,000 [a]	4,032,520
		13,791,710
Oil & Gas Exploration & Production—1.1%
Newfield Exploration	84,500 [a]	3,848,975
Oil & Gas Storage & Transportation—1.3%
El Paso	245,000	4,221,350

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Paper Products—1.6%
Domtar	486,000 [a]	5,423,760
Pharmaceuticals—5.1%
Covance	101,000 [a]	6,924,560
Endo Pharmaceuticals Holdings	109,000 [a]	3,731,070
Theravance	204,000 [a]	6,528,000
		17,183,630
Regional Banks—1.3%
Commerce Bancorp/NJ	123,000	4,549,770
Semiconductor Equipment—1.0%
MEMC Electronic Materials	53,000 [a]	3,239,360
Semiconductors—6.6%
Cypress Semiconductor	287,000 [a]	6,684,230
Marvell Technology Group	285,000 [a]	5,189,850
Microchip Technology	79,000	2,926,160
NVIDIA	101,000 [a]	4,172,310
Spansion, Cl. A	289,000 [a]	3,207,900
		22,180,450
Soft Drinks—.1%
Cott	33,000 [a]	474,870
Steel—1.5%
Allegheny Technologies	47,500	4,981,800
Wireless Telecommunication Services—4.9%
American Tower, Cl. A	143,050 [a]	6,008,100
Globalstar	50,000 [a]	517,500
Leap Wireless International	52,000 [a]	4,394,000
NII Holdings	67,000 [a]	5,409,580
		16,329,180
Total Common Stocks
(cost $289,535,514)		328,149,597

10

Other Investment—2.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,701,000)	6,701,000 [b]	6,701,000

Total Investments (cost $296,236,514)	99.9%	334,850,597
Cash and Receivables (Net)	.1%	322,057
Net Assets	100.0%	335,172,654

ADR—American Depository Receipts
[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Information Technology	19.4	Financials	6.3
Consumer Discretionary	19.0	Telecommunication Services	4.9
Industrials	16.6	Consumer Staples	3.5
Healthcare	13.3	Cash & Equivalents	2.1
Energy	7.5
Materials	7.4		100.0

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES June 30, 2007 (Unaudited)
	Cost	Value

Assets ($):
Investment in Securities-See Statement of Investments:
Unaffiliated issuers	289,535,514	328,149,597
Affiliated issuers	6,701,000	6,701,000
Cash		624,597
Receivable for investment securities sold		7,762,228
Receivable for shares of Common Stock subscribed		998,643
Dividends and interest receivable		100,803
Prepaid expenses		44,512
Other assets		50,550
		344,431,930

Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		392,376
Payable for investment securities purchased		6,388,304
Payable for shares of Common Stock redeemed		2,269,232
Directors’ deferred compensation		50,550
Accrued expenses		158,814
		9,259,276

Net Assets ($)		335,172,654

Composition of Net Assets ($):
Paid-in capital		294,695,649
Accumulated undistributed investment income—net		801,358
Accumulated net realized gain (loss) on investments		1,055,880
Accumulated net unrealized appreciation
(depreciation) on investments		38,619,767

Net Assets ($)		335,172,654

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I	Class T

Net Assets ($)	89,999,441	2,068,413	39,652,172	190,309,829	12,584,829	557,970
Shares
Outstanding	13,782,502	335,472	6,499,845	28,527,934	1,897,944	91,159

Net Asset Value
Per Share ($)	6.53	6.17	6.10	6.67	6.63	6.12

See notes to financial statements.

12

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $2,908 foreign taxes withheld at source):
Unaffiliated issuers	2,362,207
Affiliated issuers	302,083
Interest	1,116
Total Income	2,665,406
Expenses:
Investment advisory fee—Note 3(a)	1,030,792
Shareholder servicing costs—Note 3(c)	320,091
Distribution fees—Note 3(b)	202,574
Professional fees	82,909
Accounting fees	79,390
Directors’ fees and expenses—Note 3(d)	45,177
Prospectus and shareholders’ reports	23,391
Registration fees	18,443
Custodian fees—Note 3(c)	5,521
Miscellaneous	28,654
Total Expenses	1,836,942
Less—reduction in acccounting fees—Note 3(c)	(7,149)
Less—expense offset to broker commissions—Note 1	(4,441)
Less—reduction in custody fees due to
earnings credits—Note 1(c)	(26)
Net Expenses	1,825,326
Investment Income—Net	840,080

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	11,420,069
Net unrealized appreciation (depreciation) on investments	17,263,701
Net Realized and Unrealized Gain (Loss) on Investments	28,683,770
Net Increase in Net Assets Resulting from Operations	29,523,850

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Operations ($):
Investment income (loss)—net	840,080	(963,176)
Net realized gain (loss) on investments	11,420,069	20,028,137
Net unrealized appreciation
(depreciation) on investments	17,263,701	10,769,064
Net Increase (Decrease) in Net Assets
Resulting from Operations	29,523,850	29,834,025

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	71,945,633	37,467,252
Class B	512,545	518,095
Class C	28,935,636	8,956,013
Class F	36,680,837	32,755,186
Class I	9,216,048	5,558,800
Class T	564,285	71,649
Cost of shares redeemed:
Class A	(8,764,182)	(19,186,553)
Class B	(593,173)	(867,550)
Class C	(1,324,245)	(512,532)
Class F	(14,075,268)	(22,858,050)
Class I	(1,810,193)	(1,809,667)
Class T	(151,797)	(4,729)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	121,136,126	40,087,914
Total Increase (Decrease) in Net Assets	150,659,976	69,921,939

Net Assets ($):
Beginning of Period	184,512,678	114,590,739
End of Period	335,172,654	184,512,678
Undistributed investment income (loss)—net	801,358	(38,722)

14

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Capital Share Transactions:
Class A [b]
Shares sold	11,512,619	7,083,331
Shares redeemed	(1,378,680)	(3,788,704)
Net Increase (Decrease) in Shares Outstanding	10,133,939	3,294,627

Class B [b]
Shares sold	87,295	103,687
Shares redeemed	(102,776)	(173,743)
Net Increase (Decrease) in Shares Outstanding	(15,481)	(70,056)

Class C
Shares sold	4,950,050	1,749,691
Shares redeemed	(223,863)	(100,366)
Net Increase (Decrease) in Shares Outstanding	4,726,187	1,649,325

Class F
Shares sold	5,826,433	6,102,380
Shares redeemed	(2,206,743)	(4,250,707)
Net Increase (Decrease) in Shares Outstanding	3,619,690	1,851,673

Class I
Shares sold	1,455,914	1,011,954
Shares redeemed	(285,914)	(346,756)
Net Increase (Decrease) in Shares Outstanding	1,170,000	665,198

Class T
Shares sold	96,244	13,519
Shares redeemed	(24,985)	(979)
Net Increase (Decrease) in Shares Outstanding	71,259	12,540

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	During the period ended June 30, 2007, 44,693 Class B shares representing $255,676, were automatically converted to 42,322 Class A shares and during the period ended December 31, 2006, 80,660 Class B shares representing $404,799 were automatically converted to 76,944 Class A shares.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2007			Year Ended December 31,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.80	4.68	4.15	3.52	2.58	3.44
Investment Operations:
Investment income (loss)—net	.02[a]	(.04)[a]	(.05)	(.03)	.03	(.04)
Net realized and unrealized
gain (loss) on investments	.71	1.16	.58	.66	.91	(.82)
Total from Investment Operations	.73	1.12	.53	.63	.94	(.86)
Net asset value, end of period	6.53	5.80	4.68	4.15	3.52	2.58

Total Return (%) [b]	12.59[c]	23.93	12.77	17.90	36.43	(25.00)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.68[c]	1.40	1.58	1.54	1.87	2.15
Ratio of net expenses
to average net assets	.68[c]	1.39	1.55	1.53	1.86	2.15
Ratio of net investment income
(loss) to average net assets	.32[c]	(.68)	(.92)	(1.07)	(1.38)	(1.81)
Portfolio Turnover Rate	58[c]	104	211	147	160	216

Net Assets, end of period
($ x 1,000)	89,999	21,146	1,656	1,546	1,191	476

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

16

Six Months Ended
June 30, 2007			Year Ended December 31,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.50	4.48	4.01	3.43	2.54	3.39
Investment Operations:
Investment (loss)—net	(.01)[a]	(.08)[a]	(.09)	(.07)	(.03)	(.05)
Net realized and unrealized
gain (loss) on investments	.68	1.10	.56	.65	.92	(.80)
Total from Investment Operations	.67	1.02	.47	.58	.89	(.85)
Net asset value, end of period	6.17	5.50	4.48	4.01	3.43	2.54

Total Return (%) [b]	12.18[c]	22.77	11.72	16.91	35.04	(25.07)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11[c]	2.29	2.43	2.37	2.65	2.68
Ratio of net expenses
to average net assets	1.11[c]	2.29	2.41	2.37	2.64	2.67
Ratio of net investment (loss)
to average net assets	(.14)[c]	(1.60)	(1.78)	(1.90)	(2.16)	(2.33)
Portfolio Turnover Rate	58[c]	104	211	147	160	216

Net Assets, end of period
($ x 1,000)	2,068	1,929	1,886	1,823	1,587	969

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.44	4.42	3.96	3.38	2.50	3.36
Investment Operations:
Investment (loss)—net	(.00)[a,b]	(.06)[a]	(.02)	(.06)[a]	(.10)	(.08)
Net realized and unrealized
gain (loss) on investments	.66	1.08	.48	.64	.98	(.78)
Total from Investment Operations	.66	1.02	.46	.58	.88	(.86)
Net asset value, end of period	6.10	5.44	4.42	3.96	3.38	2.50

Total Return (%) [c]	12.13[d]	23.08	11.62	17.16	35.20	(25.60)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[d]	2.19	2.35	2.32	2.51	3.04
Ratio of net expenses
to average net assets	1.06[d]	2.18	2.32	2.31	2.51	2.99
Ratio of net investment (loss)
to average net assets	(.08)[d]	(1.27)	(1.69)	(1.83)	(2.02)	(2.65)
Portfolio Turnover Rate	58[d]	104	211	147	160	216

Net Assets, end of period
($ x 1,000)	39,652	9,641	550	428	323	274

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

18

Six Months Ended
June 30, 2007			Year Ended December 31,

Class F Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.92	4.78	4.24	3.58	2.62	3.47
Investment Operations:
Investment income (loss)—net	.02[a]	(.03)[a]	(.12)	(.03)[a]	.02	(.04)
Net realized and unrealized
gain (loss) on investments	.73	1.17	.66	.69	.94	(.81)
Total from Investment Operations	.75	1.14	.54	.66	.96	(.85)
Net asset value, end of period	6.67	5.92	4.78	4.24	3.58	2.62

Total Return (%)	12.67[b]	23.85	12.74	18.44	36.64	(24.50)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63[b]	1.33	1.41	1.33	1.51	1.56
Ratio of net expenses
to average net assets	.63[b]	1.33	1.39	1.33	1.50	1.56
Ratio of net investment income
(loss) to average net assets	.37[b]	(.62)	(.77)	(.87)	(1.01)	(1.22)
Portfolio Turnover Rate	58[b]	104	211	147	160	216

Net Assets, end of period
($ x 1,000)	190,310	147,410	110,170	119,273	159,161	89,970

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class I Shares	(Unaudited)[a]	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.88	4.73	4.19	3.56	2.61	3.48
Investment Operations:
Investment income (loss)—net	.03[b]	(.02)[b]	(.02)[b]	(.04)[b]	(.03)	(.04)
Net realized and unrealized
gain (loss) on investments	.72	1.17	.56	.67	.98	(.83)
Total from Investment Operations	.75	1.15	.54	.63	.95	(.87)
Net asset value, end of period	6.63	5.88	4.73	4.19	3.56	2.61

Total Return (%)	12.76[c]	24.31	12.89	17.70	36.40	(25.00)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.54[c]	1.14	1.38	1.48	1.64	3.49
Ratio of net expenses
to average net assets	.54[c]	1.12	1.34	1.48	1.64	1.97
Ratio of net investment income
(loss) to average net assets	.45[c]	(.28)	(.70)	(1.03)	(1.15)	(1.63)
Portfolio Turnover Rate	58[c]	104	211	147	160	216

Net Assets, end of period
($ x 1,000)	12,585	4,279	297	71	119	77

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
See notes to financial statements.

20

Six Months Ended
June 30, 2007			Year Ended December 31,

Class T Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	5.44	4.43	3.97	3.39	2.51	3.39
Investment Operations:
Investment income (loss)—net	.00[a,b]	(.07)[a]	(.17)	(.06)	(.02)	(.06)
Net realized and unrealized
gain (loss) on investments	.68	1.08	.63	.64	.90	(.82)
Total from Investment Operations	.68	1.01	.46	.58	.88	(.88)
Net asset value, end of period	6.12	5.44	4.43	3.97	3.39	2.51

Total Return (%) [c]	12.50[d]	22.80	11.59	17.11	35.06	(25.96)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.85[d]	2.13	2.59	2.26	2.76	10.30
Ratio of net expenses
to average net assets	.85[d]	2.13	2.57	2.25	2.76	3.63
Ratio of net investment income
(loss) to average net assets	.09[d]	(1.39)	(1.94)	(1.78)	(2.27)	(3.29)
Portfolio Turnover Rate	58[d]	104	211	147	160	216

Net Assets, end of period
($ x 1,000)	558	108	33	40	34	20

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Founders Mid-Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Founders Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund.The fund’s investment objective is to seek capital appreciation through investments in mid-cap growth companies. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. During the reporting period, Founders was an indirect wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly-owned financial services company which provided a comprehensive range of financial products and services in domestic and selected international markets.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Founders became an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Company’s Board of Directors approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”, an affiliate of Founders), served as the Distributor of the fund’s shares. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.The fund is authorized to issue up to 1.15 billion shares of Common Stock, par value $ .01 per share, in the following classes of shares: Class A, Class B, Class C, Class F, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of investors. Class B shares are subject to a

22

contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The Company’s Board of Directors has authorized the payment of certain fund expenses with commissions on fund portfolio transactions. These commissions reduce miscellaneous expenses and are included in the expense offset to broker commissions in the Statement of Operations.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered open-end investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before

24

the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign Securities and Currency Transactions: The fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the fund executes a foreign security transaction, the fund may enter into a foreign currency contract to settle the foreign security transaction.The fund could be exposed to risk if counterpar-ties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities,currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S.dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized appreciation (depreciation) from investments and foreign currency translations in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized between the trade and settlement dates on securities transactions,and the difference between the amounts of dividends,interest,and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank, Mellon Bank, N.A. (“Mellon Bank”), whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes any earnings credits as an expense offset in the Statement of Operations.

26

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to continue to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $10,299,189 available for federal income tax purposes to be applied against future net secu-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rities profits, if any, realized subsequent to December 31, 2006. If not applied, the carryover expires in fiscal 2010.

NOTE 2—Bank Line of Credit:

The Company has a line of credit arrangement (“LOC”) with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. The borrowings by each series of the Company are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each series agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. During the period ended June 30, 2007, the fund did not borrow under the LOC.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the fund’s net assets.The fee is 1% of the first $30 million of net assets, .75% of the next $270 million of net assets, .70% of the next $200 million of net assets and .65% of net assets in excess of $500 million.

During the period ended June 30,2007,the Distributor retained $69,373 and $627 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $1,806 and $4,065 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Class B, C and T Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and

28

Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2007, Class B, Class C and Class T shares were charged $7,189, $91,101 and $410, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the fund’s Class F shares. During the period ended June 30, 2007, Class F shares were charged $103,874 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2007, Class A, Class B, Class C and Class T shares were charged $71,454, $2,396, $30,367 and $410, respectively, pursuant to the Shareholder Services Plan.

The Company has a shareholder services agreement with the Distributor, whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares.The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2007, Class F shares were charged $85,088 pursuant to this shareholder services agreement.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.With the exception of out-of-pocket charges, the fees charged by DTI with respect to the fund’s Class F shares are paid by the Distributor.The out-of-pocket charges from DTI are paid by the fund. During the period ended June 30, 2007, Class F shares were charged $24,599 for out-of-pocket transfer agent charges.

The fees charged by DTI with respect to the fund’s Class A, Class B, Class C, Class I and Class T shares are paid by the fund.These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2007 were $29,291.

The fund compensates Mellon Bank, an affiliate of Founders, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2007, the fund was charged $5,521 pursuant to the custody agreement.

The fund also pays Mellon Bank for certain cash management services. These fees are included in the out-of-pocket transfer agency charges above.

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of .06% of the average daily net assets of the fund on the first $500 million, .04% of the average daily net assets of the fund on the next $500 million and .02% of the average daily net assets of the fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of Founders’ costs related to the support and oversight of these services. During the period ended June 30, 2007, Dreyfus waived $7,149.

30

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $211,207, Rule 12b-1 distribution plan fees $44,110, shareholder services plan fees $119,731, custodian fees $326, transfer agency per account fees $7,884 and accounting fees $16,267, which are offset against an expense reimbursement for accounting fees in the amount of $7,149.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets.The Company’s Board of Directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series.The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Changes in market value are included in the directors’ fees and expenses and the net change in unrealized appreciation (depreciation) of investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation.The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2007, amounted to $270,740,177 and $147,862,721 respectively.

At June 30, 2007, accumulated net unrealized appreciation on investments was $38,614,083, consisting of $40,844,290 gross unrealized appreciation and $2,230,207 gross unrealized depreciation.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 1670 Broadway, Suite 1000, Denver, Colorado 80202, an independent registered public accounting firm, was the independent registered public accounting firm for the Company for the fiscal year ended December 31,2006.At meetings held on February 22, 2007, the Audit Committee and the Board of Directors of the Company engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the Company, effective upon the completion of services related to the audit of the 2006 financial statements of the Company.

During the Company’s past two fiscal years and any subsequent interim period: (i) no report on the Company’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagree-ment(s) in connection with its report.

32

Dreyfus Founders Passport Fund

Passport Fund is closed to new investors. Please see the prospectus for additional information.

SEMIANNUAL REPORT June 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. To take advantage of this service, simply inform us online of your decision to receive materials through our E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today. It’s simple and only takes a few minutes.

Class F shareholders can log into www.founders.com/ ecommunications, or www.icsdelivery.com if you own funds through a third party.

Class A, B, C, I and T shareholders can log into www.dreyfus.com.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization.Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
15	Statement of Financial Futures
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
26	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Founders
Passport Fund

The	Fund

A LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Founders Passport Fund, covering the six-month period from January 1, 2007, through June 30, 2007.

Conditions in the global economy remained relatively robust over the first half of 2007, even as U.S. economic growth moderated.While we expect the global expansion to continue, it probably will do so at a somewhat reduced pace as interest rates rise in certain regions and some high-flying emerging markets, notably China, take steps to reduce unsustainably high growth rates. These factors may compel global investors to proceed with a sense of greater caution.

Yet, the U.S. dollar has continued to decline relative to most other currencies, making investments denominated in foreign currencies more valuable for U.S. residents. We expect this trend to persist, as a stubborn U.S. trade deficit and stronger economic growth in overseas markets continue to attract global capital away from U.S. markets and toward those with higher potential returns.These factors may lead to new opportunities and challenges in international equity markets. As always, your financial advisor can help you position your investments for these developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers during the period.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2007, through June 30, 2007, as provided by Daniel B. LeVan, CFA, and John W. Evers, CFA, Portfolio Managers during the period

Fund and Market Performance Overview

International small-capitalization equity markets gained value in an environment of robust mergers-and-acquisitions (M&A) activity, strong economic conditions in Europe and ongoing demand for basic materials and natural resources from emerging Asian economies. Although the fund participated in the international markets’ rise, it lagged its benchmark, due mainly to disappointing individual stock selection in several market sectors.

For the six-month period ended June 30, 2007, Dreyfus Founders Passport Fund achieved total returns of 9.96% for Class A shares, 9.41% for Class B shares, 9.58% for Class C shares, 10.03% for Class F shares, 10.12% for Class I shares, and 9.88% for Class T shares.1 The fund’s benchmark, the Standard & Poor’s/Citigroup Extended Market Index World ex-U.S.SM returned 12.97% for the same period.2

The Fund’s Investment Approach

The fund seeks capital appreciation by investing at least 65% of its total assets in foreign small-cap companies from a minimum of three countries, in both developed and emerging economies.The fund may invest in larger foreign companies or U.S.-based companies and may purchase securities of companies in initial public offerings. Our “bottom-up” investment approach emphasizes individual stock selection over broader economic and market trends.We use quantitative models and traditional qualitative analysis to construct a diversified portfolio of stocks with low price multiples and positive trends in earnings forecasts when compared to the benchmark.

Strong Global Growth Helped Support International Stock Prices

In spite of persistent inflationary pressures and rising interest rates in many regions of the world, small-capitalization stocks continued to gain value over the first half of 2007. European and South Korean companies achieved particularly impressive returns in strong regional economic

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

climates. European stocks also were bolstered by robust levels of M&A and corporate restructuring activity. In contrast, Japanese stocks produced less attractive results as the nation continued to struggle with longstanding issues affecting its economy and financial systems.

South Korea, Finland, Switzerland, Austria and Norway ranked among the top regional contributors to the fund’s relative performance. Korean shipbuilder Hyundai Mipo Dockyard advanced due to solid execution of its business plan and rising worker productivity. Korea Zinc benefited from robust demand for the basic materials used by Asian nations to build their industrial infrastructures. Finnish specialty steelmaker Rautaruukki rose amid strong construction demand, while Austrian specialty steel manufacturer Boehler-Uddeholm climbed after it was announced that another steelmaker intended to purchase the firm.The company also saw strong order volumes and better-than-expected earnings.

Favorable stock selections in the information technology and materials sectors also helped boost the fund’s results. For example, in the materials area, Australian fertilizer company Incitec Pivot benefited from greater worldwide demand for fertilizers used to grow biofuel, food and fiber crops.

Some Previously Strong Holdings Paused to Digest Gains

However, a number of the fund’s holdings produced relatively disappointing results during the reporting period, causing the fund’s returns to lag its benchmark.While the fund made progress toward closing the performance gap during the second quarter of the year, it was not enough to fully offset earlier weakness. The fund was mainly hurt by positions in previously strong performers that suffered price reversals as investors locked in gains. Other previously strong holdings lost value due to deteriorating business fundamentals. For example, China Overseas Land & Investments slumped when property sales revenues weakened. Irish beverage manufacturer C&C Group experienced slower sales of its Magners cider. French seamless steel producer Vallourec gave up market share to European competitors.

From a regional perspective, the Japanese small-cap stock market struggled as the country continued to wrestle with corporate governance issues and deflationary concerns. Broad-based weakness in the United

4

Kingdom weighed on performance as turmoil in the sub-prime lending market, a cooling construction industry and higher interest rates weighed on U.K. stocks.

In addition, the fund’s performance was undermined by our security selection strategies in the industrials, consumer staples and consumer discretionary sectors. Investment choices in the financials sector also detracted from performance, as the fund did not participate in early gains posted by Japanese real estate investment trusts (“REITs”) and property stocks. On the other hand, REITs later experienced a marked decline, adversely affecting fund holding Kenedix, a Japanese real-estate company.

The Fund Seeks to Add Value Through Stock Selection

As always, we have continued to focus on adding value through our bottom-up stock selection process.

July 16, 2007

On August 6, 2007,William S. Patzer, CFA, assumed portfolio management responsibilities for the fund. For more information about Mr. Patzer, please see the fund’s prospectus or talk to your financial advisor.
Part of the fund’s historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the fund’s investments in IPOs, if any, will continue to have a similar impact on performance.
Small companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies.
Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER, INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Standard & Poor’s/Citigroup EMI World ex U.S.SM represents, on a country-by-country basis, the small capitalization component of the Citigroup Broad Market
IndexSM, which is a comprehensive float-weighted index of companies in certain foreign countries with market capitalizations of at least $100 million.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Founders Passport Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class R	Class T

Expenses paid
per $1,000 †	$ 9.68	$ 14.90	$ 13.20	$ 9.17	$ 8.34	$ 10.56
Ending value
(after expenses)	$1,099.60	$1,094.10	$1,095.80	$1,100.30	$1,101.20	$1,098.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class R	Class T

Expenses paid per
$1,000 †	$ 9.30	$ 14.31	$ 12.67	$ 8.80	$ 8.00	$ 10.14
Ending value
(after expenses)	$1,015.57	$1,010.56	$1,012.20	$1,016.07	$1,016.86	$1,014.73

† Expenses are equal to the fund’s annualized expense ratio of 1.86% for Class A shares, 2.87% for Class B shares,
2.54% for Class C shares, 1.76% for Class F shares, 1.60% for Class I shares and 2.03% for Class T shares;
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2007 (Unaudited)
Common Stocks—96.6%	Shares	Value ($)

Australia—4.4%
Babcock & Brown	21,670	589,370
Challenger Financial Services Group	155,190	767,056
Cochlear	7,060	365,115
Computershare	36,900	353,195
Downer EDI	64,020	399,474
Goodman Fielder	222,780	458,962
Incitec Pivot Limited	14,840	1,002,737
Jubilee Mines	38,019	514,110
Pacific Brands	164,250	480,418
		4,930,437
Austria—.4%
Andritz	7,240	480,054
Belgium—2.3%
Colruyt	1,320 [a]	276,899
Mobistar	6,270	536,325
Omega Pharma	4,510	392,065
Telenet Group Holding	11,580 [a]	402,796
Umicore	4,210	918,924
		2,527,009
Canada—6.4%
Astral Media	16,400	650,458
Axcan Pharma	20,600 [a]	399,333
Canaccord Capital	22,610	442,118
Canadian Western Bank	14,300	379,096
Crescent Point Energy Trust	17,600	324,326
Gildan Activewear	19,700 [a]	672,602
Inmet Mining	15,700	1,214,438
Martinrea International	24,500 [a]	379,948
Metro, Cl. A	11,600	406,395
Northbridge Financial	9,400	307,524
Sherritt International	60,800	836,160
Trican Well Service	17,900	364,469
Uranium One	22,800 [a]	290,445
Westjet Airlines	30,900 [a]	462,376
		7,129,688
Denmark—.3%
Sydbank	7,100	340,899

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Finland—3.5%
Cargotec, Cl. B	5,880	363,456
Elisa	10,300	281,879
Konecranes	16,870	710,328
Nokian Renkaat	14,410	507,475
Rautaruukki	20,370	1,311,499
Tietoenator	10,900	352,589
Wartsila, Cl. B	6,080	402,398
		3,929,624
France—9.6%
Air France-KLM	10,790	505,145
Alstom	2,450 [a]	411,909
Bourbon	4,950	310,527
Ciments Francais	2,960	683,182
CNP Assurances	7,370	947,122
Compagnie Generale de Geophysique-Veritas	2,800 [a]	704,652
Compagnie Generale des Etablissements Michelin, Cl. B	4,900	688,726
Euler Hermes	5,890	839,435
Groupe Steria SCA	5,490	366,545
Haulotte Group	14,560	608,925
Icade	6,400	496,339
Iliad	3,080	312,648
Ipsen	9,070	466,482
Neuf Cegetel	12,500 [a]	491,304
Nexans	4,030	675,257
Nexity	5,490	461,060
Pierre & Vacances	2,600	397,645
Publicis Groupe	7,900	349,103
Rhodia	7,150 [a]	325,154
SEB	2,000	364,648
Sodexho Alliance	5,500	395,649
		10,801,457
Germany—7.5%
Aareal Bank	14,320	748,125
Deutsche Boerse	9,320	1,056,439
Hannover Rueckversicherung	7,450	362,492
Hypo Real Estate Holding	9,740	632,899
IKB Deutsche Industriebank AG	7,940	290,691

8

Common Stocks (continued)	Shares	Value ($)

Germany (continued)
Lanxess	9,980	558,939
MAN	6,150	888,643
MTU Aero Engines Holding	9,310	607,856
Salzgitter	4,610	895,295
Software	6,630	649,226
Stada Arzneimittel	7,800	498,710
Vivacon	20,830	841,827
Wincor Nixdorf	4,680	435,791
		8,466,933
Hong Kong—.8%
Hengan International Group	89,400	317,848
Wing Hang Bank	48,000	530,694
		848,542
Ireland—.9%
Grafton Group (Units)	35,100 [a]	501,666
Greencore Group	62,200	471,435
		973,101
Italy—4.5%
ASM	82,200	495,915
Azimut	49,100	839,986
Banca Popolare di Milano	34,280	524,744
Cementir	35,300	497,836
Credito Emiliano	46,100	649,524
Fondiaria-SAI	10,340	506,189
Merloni Elettrodomestici	15,500	359,992
Milano Assicurazioni	59,470	498,233
Pirelli & C. Real Estate	4,860	284,818
Recordati	51,830	428,263
		5,085,500
Japan—14.5%
Ardepro	872	272,312
Asahi Pretec	17,050	476,361
Chiyoda Integre	11,700	299,330
Chugoku Marine Paints	20,900	247,829
COMSYS Holdings	30,000	347,695
Disco	6,200	359,537
K’s Holdings	17,200	480,552

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Goldcrest	7,400	379,241
Hisamitsu Pharmaceutical	13,400	370,031
Hitachi Construction Machinery	16,300	567,935
Hitachi High-Technologies	15,100	392,447
Hitachi Kokusai Electric	29,000	358,010
Hogy Medical	7,900	352,893
Izumi	31,700	518,786
Joint	15,800	496,617
Kansai Paint	41,000	359,302
Kenedix	338	631,391
Kintetsu World Express	11,000	373,442
Kyowa Exeo	41,000	476,516
Makino Milling Machine	32,000	457,421
Makita	10,100	449,527
Mitsumi Electric	13,000	466,680
Mori Seiki	18,400	572,361
Nippon Chemi-Con	37,000	314,331
Nippon Suisan Kaisha	73,200	469,075
Nissin Kogyo	25,600	713,161
Nitto Boseki	104,000	398,684
NSD	35,100	516,273
Point	4,800	284,979
Sanyo Shokai	38,000	327,456
Suruga Bank	45,000	567,594
Takeuchi Manufacturing	8,400	388,873
Toho Pharmaceutical	21,400	358,912
Tokai Rika	18,600	509,092
Tosoh	101,000	561,909
Toyo Suisan Kaisha	22,000	396,670
Ube Industries	105,000	324,061
Urban	21,800	397,490
		16,234,776
Luxembourg—.4%
Oriflame Cosmetics	8,400	396,099
Netherlands—5.2%
Aalberts Industries	30,320	835,098
ASM International	14,100 [a]	379,575

10

Common Stocks (continued)	Shares	Value ($)

Netherlands (continued)
Fugro	12,690	808,100
Internatio-Muller	4,700	408,773
Koninklijke Wessanen	21,300	354,880
Randstad Holdings	4,610	367,190
SBM Offshore	12,740	487,977
Sligro Food Group	12,140	504,923
SNS Reaal	16,000	362,726
TomTom	9,200 [a]	472,296
USG People	9,140	431,733
Wolters Kluwer	13,730	420,903
		5,834,174
Norway—1.8%
Aker Yards	23,200	405,226
Ementor	66,400 [a]	619,303
Tandberg	22,600	508,763
TGS-NOPEC Geophysical	24,700 [a]	506,821
		2,040,113
Portugal—.4%
Banco BPI	47,480	422,844
Singapore—.9%
United Test and Assembly Center	593,000 [a]	449,374
Wing Tai Holdings	203,500	529,107
		978,481
South Korea—3.9%
Daegu Bank	14,590	255,840
GS Engineering & Construction	4,000	478,433
Hite Brewery	3,240	420,848
Honam Petrochemical	4,220	421,612
Hyundai Mipo Dockyard	3,650	1,015,370
Jusung Engineering	28,820 [a]	567,759
Korea Zinc	5,000	849,705
Pusan Bank	22,700	328,024
		4,337,591
Spain—3.2%
Abengoa	8,820	363,735
Banco Pastor	14,900	306,127
Bankinter	5,700	512,256

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Spain (continued)
Bolsas y Mercados Espanoles	9,260	544,558
Fomento de Construcciones y Contratas	5,290	479,347
Obrascon Huarte Lain	7,300	330,889
Sol Melia	13,480	301,035
Union Fenosa	7,040	377,798
Viscofan	15,000	348,988
		3,564,733
Sweden—1.4%
Alfa Laval	9,100	552,184
Getinge, Cl. B	14,800	320,812
NCC AB	16,300	442,106
Trelleborg, Cl. B	10,800	299,246
		1,614,348
Switzerland—6.1%
Actelion	23,600 [a]	1,055,866
Barry Callebaut	927 [a]	702,744
Galenica Holding	1,060	389,636
Georg Fischer	929 [a]	703,500
Holcim	3,700	402,260
Julius Baer Holding	9,460	680,748
Kudelski	11,280	397,086
Rieter Holding	1,067	559,487
Sika Finanz AG	352	720,426
Swatch Group	3,020	862,857
Vontobel Holding	5,900	340,040
		6,814,650
United Kingdom—18.2%
Admiral Group	15,550	277,601
Aegis Group	114,130	315,131
Amlin	76,050	428,753
Ashtead Group	97,880	312,208
Barratt Developments	31,280	623,741
Bellway	10,000	253,218
BPP Holdings	24,400	288,868
British Airways	57,580 [a]	485,345
Britvic PLC	43,700	339,829

12

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Burren Energy	40,880	670,689
Cattles	57,460	449,335
Charter	35,760 [a]	792,228
Chemring Group	14,289	564,123
Close Brothers Group	30,910	534,429
Cookson Group	45,110	643,679
Croda International	56,900	727,847
Daily Mail & General Trust, Cl. A	35,580	546,939
Dairy Crest Group	33,050	451,829
David S. Smith (Holdings)	134,460	626,425
Enterprise Inns	36,560	502,488
Firstgroup	30,300	405,789
Inchcape	59,050	600,816
Informa	59,680	669,935
International Power	114,890	994,639
Kelda Group	29,723	559,389
Kier Group	10,545	434,522
McBride	110,980	489,312
Michael Page International	75,570	797,462
Morgan Crucible	57,600	335,435
Morgan Sindall	12,210	369,747
N Brown Group	52,146	319,381
Next	13,830	554,794
Persimmon	14,390	334,624
Petrofac	61,860	557,756
Premier Oil	12,800 [a]	286,855
Regus Group	150,710	408,568
Restaurant Group	50,662	335,726
Savills	47,750	567,653
Speedy Hire	13,181	314,980
Sthree	38,840	367,513
Interserve	38,600	368,188
Wood Group (John)	96,960	661,029
		20,568,818
Total Common Stocks
(cost $83,859,049)		108,319,871

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—1.9%	Shares	Value ($)

Germany:
Fresenius	10,970	836,651
Fuchs Petrolub	5,300	491,372
Hugo Boss	7,450	447,393
ProSieben Sat.1 Media	10,420	412,936
Total Preferred Stocks
(cost $1,527,145)		2,188,352

	Principal
Short-Term Investments—.0%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.92%, 9/13/07
(cost $24,773)	25,000 [b]	24,770

Total Investments (cost $85,410,967)	98.5%	110,532,993
Cash and Receivables (Net)	1.5%	1,735,823
Net Assets	100.0%	112,268,816

[a]	Non-income producing security.
[b]	All or partially held by a broker as collateral for open financial futures positions.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

United Kingdom	18.2	Belgium	2.3
Japan	14.5	Norway	1.8
France	9.6	Sweden	1.4
Germany	9.4	Singapore	0.9
Canada	6.4	Ireland	0.9
Switzerland	6.1	Hong Kong	0.8
Netherland	5.2	Portugal	0.4
Italy	4.5	Luxembourg	0.4
Australia	4.4	Austria	0.4
South Korea	3.9	Denmark	0.3
Finland	3.5	Cash and Equivalents	1.5
Spain	3.2		100.0

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF FINANCIAL FUTURES June 30, 2007 (Unaudited)
				Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2007 ($)

Financial Futures Long
MSCI PAN EURO	15	535,521	September 2007	(7,103)
TOPIX	1	144,162	September 2007	(1,138)
				(8,241)

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES June 30, 2007 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	85,410,967	110,532,993
Cash		1,175,076
Cash denominated in foreign currencies	498,719	501,296
Dividends receivable		411,036
Receivable for investment securities sold		219,336
Receivable for shares of Common Stock subscribed		6,108
Receivable for futures variation margin—Note 4		3,003
Unrealized appreciation on forward currency
exchange contracts—Note 4		57
Prepaid expenses		20,472
Other assets		155,725
		113,025,102

Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		186,751
Payable for investment securities purchased		204,403
Directors’ deferred compensation		155,725
Payable for shares of Common Stock redeemed		138,222
Unrealized depreciation on forward currency
exchange contracts—Note 4		157
Accrued expenses		71,028
		756,286

Net Assets ($)		112,268,816

Composition of Net Assets ($):
Paid-in capital		180,300,276
Accumulated undistributed investment income—net		331,678
Accumulated net realized gain (loss) on investments		(93,555,990)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions [including
($8,241) net unrealized (depreciation) on financial futures]		25,192,852

Net Assets ($)		112,268,816

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I	Class T

Net Assets ($)	28,692,155	1,937,795	6,604,950	74,235,679	191,353	606,884
Shares Outstanding	995,070	71,818	243,620	2,573,634	6,787	22,181

Net Asset Value
Per Share ($)	28.83	26.98	27.11	28.84	28.19	27.36

See notes to financial statements.

16

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
Investment Income ($):
Income:
Dividends (net of $167,014 foreign taxes withheld at source):
Unaffiliated issuers	1,569,799
Affiliated issuers	4,134
Interest	7,811
Total Income	1,581,744
Expenses:
Investment advisory fee—Note 3(a)	560,377
Shareholder servicing costs—Note 3(c)	176,270
Distribution fees—Note 3(b)	125,445
Custodian fees—Note 3(c)	59,429
Accounting fees—Note 3(c)	56,037
Professional fees	31,518
Registration fees	19,388
Prospectus and shareholders’ reports	17,845
Directors’ fees and expenses—Note 3(d)	26,637
Interest expense—Note 2	3,164
Loan commitment fees—Note 2	920
Miscellaneous	15,604
Total Expenses	1,092,634
Less-reduction in accounting fees—Note 3(c)	(25,139)
Less-reduction in custody fees due to earnings credits—Note 1(c)	(13,965)
Net Expenses	1,053,530
Investment Income-Net	528,214

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	13,157,079
Net realized gain (loss) on financial futures	41,849
Net realized gain (loss) on forward currency exchange contracts	(8,303)
Net Realized Gain (Loss)	13,190,625
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions [including ($22,054)
net unrealized (depreciation) on financial futures]	(2,971,436)
Net Realized and Unrealized Gain (Loss) on Investments	10,219,189
Net Increase in Net Assets Resulting from Operations	10,747,403

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Operations ($):
Investment income (loss)—net	528,214	(285,634)
Net realized gain (loss) on investments	13,190,625	12,077,935
Net unrealized appreciation
(depreciation) on investments	(2,971,436)	17,524,405
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,747,403	29,316,706

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,671,891	17,497,801
Class B	48,959	107,874
Class C	113,923	405,353
Class F	1,502,022	7,998,811
Class I	11,476	56,702
Class T	150	48,181
Cost of shares redeemed:
Class A	(5,645,880)	(17,033,564)
Class B	(890,241)	(16,125,589)
Class C	(1,311,304)	(2,712,046)
Class F	(6,309,357)	(17,851,176)
Class I	(40,599)	(222,631)
Class T	(49,982)	(28,123)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(10,898,942)	(27,858,407)
Total Increase (Decrease) in Net Assets	(151,539)	1,458,299

Net Assets ($):
Beginning of Period	112,420,355	110,962,056
End of Period	112,268,816	112,420,355
Undistributed investment income (loss)—net	331,678	(196,536)

18

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Capital Share Transactions:
Class Ab
Shares sold	61,882	780,495
Shares redeemed	(204,196)	(743,011)
Net Increase (Decrease) in Shares Outstanding	(142,314)	37,484

Class B [b]
Shares sold	1,835	5,224
Shares redeemed	(35,123)	(758,437)
Net Increase (Decrease) in Shares Outstanding	(33,288)	(753,213)

Class C
Shares sold	4,427	18,427
Shares redeemed	(50,653)	(124,386)
Net Increase (Decrease) in Shares Outstanding	(46,226)	(105,959)

Class F
Shares sold	55,071	351,691
Shares redeemed	(229,834)	(791,790)
Net Increase (Decrease) in Shares Outstanding	(174,763)	(440,099)

Class I
Shares sold	449	2,610
Shares redeemed	(1,472)	(10,635)
Net Increase (Decrease) in Shares Outstanding	(1,023)	(8,025)

Class T
Shares sold	6	2,217
Shares redeemed	(1,933)	(1,295)
Net Increase (Decrease) in Shares Outstanding	(1,927)	922

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	During the period ended June 30, 2007, 19,882 Class B shares representing $495,275, were automatically converted to 18,674 Class A shares and during the period ended December 31, 2006, 537,890 Class B shares representing $11,394,019 were automatically converted to 510,894 Class A shares.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2007			Year Ended December 31,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	26.22	20.10	16.76	14.24	8.14	9.68
Investment Operations:
Investment income (loss)—net	.13[a]	(.01)[a]	(.14)[a]	(.11)[a]	.10	(.16)
Net realized and unrealized
gain (loss) on investments	2.48	6.13	3.48	2.63	6.00	(1.38)
Total from Investment Operations	2.61	6.12	3.34	2.52	6.10	(1.54)
Net asset value, end of period	28.83	26.22	20.10	16.76	14.24	8.14

Total Return (%) [b]	9.96[c]	30.45	19.93	17.70	74.94	(15.91)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97[c]	1.87	2.29	2.02	2.54	2.27
Ratio of net expenses
to average net assets	.93[c]	1.78	2.12	1.92	2.45	2.24
Ratio of net investment income
(loss) to average net assets	.46[c]	(.05)	(.82)	(.77)	(.83)	(.80)
Portfolio Turnover Rate	42[c]	73	729	648	707	495

Net Assets, end of period
($ x 1,000)	28,692	29,817	22,107	19,726	27,252	9,422

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

20

Six Months Ended
June 30, 2007			Year Ended December 31,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	24.65	19.13	16.09	13.79	7.95	9.54
Investment Operations:
Investment (loss)—net	(.02)[a]	(.22)[a]	(.28)[a]	(.23)[a]	(.31)	(.29)
Net realized and unrealized
gain (loss) on investments	2.35	5.74	3.32	2.53	6.15	(1.30)
Total from Investment Operations	2.33	5.52	3.04	2.30	5.84	(1.59)
Net asset value, end of period	26.98	24.65	19.13	16.09	13.79	7.95

Total Return (%) [b]	9.41[c]	28.91	18.89	16.68	73.46	(16.67)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.47[c]	2.85	3.13	2.89	3.38	3.12
Ratio of net expenses
to average net assets	1.44[c]	2.77	2.97	2.78	3.29	3.09
Ratio of net investment (loss)
to average net assets	(.09)[c]	(1.17)	(1.66)	(1.63)	(1.44)	(1.64)
Portfolio Turnover Rate	42[c]	73	729	648	707	495

Net Assets, end of period
($ x 1,000)	1,938	2,591	16,421	17,917	18,198	12,810

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	24.73	19.12	16.07	13.76	7.93	9.52
Investment Operations:
Investment income (loss)—net	.03[a]	(.19)[a]	(.27)[a]	(.22)[a]	(.01)	(.35)
Net realized and unrealized
gain (loss) on investments	2.35	5.80	3.32	2.53	5.84	(1.24)
Total from Investment Operations	2.38	5.61	3.05	2.31	5.83	(1.59)
Net asset value, end of period	27.11	24.73	19.12	16.07	13.76	7.93

Total Return (%) [b]	9.58[c]	29.39	18.98	16.79	73.52	(16.70)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.30[c]	2.68	3.08	2.81	3.34	3.08
Ratio of net expenses
to average net assets	1.27[c]	2.60	2.92	2.70	3.25	3.05
Ratio of net investment income
(loss) to average net assets	.11[c]	(.89)	(1.60)	(1.55)	(1.43)	(1.58)
Portfolio Turnover Rate	42[c]	73	729	648	707	495

Net Assets, end of period
($ x 1,000)	6,605	7,169	7,568	10,249	10,639	5,268

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

22

Six Months Ended
June 30, 2007			Year Ended December 31,

Class F Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	26.21	20.11	16.76	14.24	8.13	9.67
Investment Operations:
Investment income (loss)—net	.14[a]	(.04)[a]	(.13)[a]	(.11)[a]	(.14)	(.23)
Net realized and unrealized gain
(loss) on investments	2.49	6.14	3.48	2.63	6.25	(1.31)
Total from Investment Operations	2.63	6.10	3.35	2.52	6.11	(1.54)
Net asset value, end of period	28.84	26.21	20.11	16.76	14.24	8.13

Total Return (%)	10.03[b]	30.33	19.99	17.70	75.15	(15.93)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[b]	1.93	2.24	2.00	2.40	2.21
Ratio of net expenses
to average net assets	.89[b]	1.85	2.08	1.89	2.31	2.18
Ratio of net investment income
(loss) to average net assets	.52[b]	(.20)	(.76)	(.75)	(.45)	(.74)
Portfolio Turnover Rate	42[b]	73	729	648	707	495

Net Assets, end of period
($ x 1,000)	74,236	72,043	64,112	75,677	78,759	50,742

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2007			Year Ended December 31,

Class I Shares	(Unaudited)[a]	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	25.60	19.60	16.31	13.82	7.87	9.56
Investment Operations:
Investment income (loss)—net	.16[b]	.03[b]	(.12)[b]	(.07)[b]	.54	(.81)
Net realized and unrealized gain
(loss) on investments	2.43	5.97	3.41	2.56	5.41	(.88)
Total from Investment Operations	2.59	6.00	3.29	2.49	5.95	(1.69)
Net asset value, end of period	28.19	25.60	19.60	16.31	13.82	7.87

Total Return (%)	10.12[c]	30.61	20.17	18.02	75.60	(17.68)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84[c]	1.68	2.08	1.79	2.17	4.65
Ratio of net expenses
to average net assets	.80[c]	1.61	1.89	1.68	2.07	3.91
Ratio of net investment income
(loss) to average net assets	.60[c]	.09	(.69)	(.51)	(.32)	(2.20)
Portfolio Turnover Rate	42[c]	73	729	648	707	495

Net Assets, end of period
($ x 1,000)	191	200	310	190	142	37

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
See notes to financial statements.

24

Six Months Ended
June 30, 2007			Year Ended December 31,

Class T Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	24.90	19.16	16.05	13.70	7.87	9.50
Investment Operations:
Investment income (loss)—net	.10[a]	(.11)[a]	(.21)[a]	(.17)[a]	(.24)	(.45)
Net realized and unrealized gain
(loss) on investments	2.36	5.85	3.32	2.52	6.07	(1.18)
Total from Investment Operations	2.46	5.74	3.11	2.35	5.83	(1.63)
Net asset value, end of period	27.36	24.90	19.16	16.05	13.70	7.87

Total Return (%) [b]	9.88[c]	29.96	19.38	17.15	74.08	(17.16)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[c]	2.26	2.70	2.47	3.16	4.05
Ratio of net expenses
to average net assets	1.02[c]	2.18	2.54	2.36	3.07	4.03
Ratio of net investment income
(loss) to average net assets	.37[c]	(.54)	(1.24)	(1.21)	(1.06)	(2.69)
Portfolio Turnover Rate	42[c]	73	729	648	707	495

Net Assets, end of period
($ x 1,000)	607	600	444	510	522	345

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Founders Passport Fund (the “fund”) is a separate diversified series of Dreyfus Founders Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund.The fund’s investment objective is to seek capital appreciation through investments in foreign small-cap companies. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. During the reporting period, Founders was an indirect wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly-owned financial services company which provided a comprehensive range of financial products and services in domestic and selected international markets.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Founders became an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Company’s Board of Directors approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”, an affiliate of Founders), served as the Distributor of the fund’s shares. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.The fund is authorized to issue up to 600 million shares of Common Stock, par value $ .01 per share, in the following classes of shares: Class A, Class B, Class C, Class F, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of investors. Class B shares are subject to a

26

contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.The fund amortizes premiums and discounts on all debt securities.

Registered open-end investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security’s most recent

28

closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign Securities and Currency Transactions: The fund normally will invest a large portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the fund executes a foreign security transaction, the fund may enter into a foreign currency contract to settle the foreign security transaction.The fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities,currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S.dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized apprecia-

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tion (depreciation) from investments and foreign currency transactions in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized between the trade and settlement dates on securities transactions,and the difference between the amounts of dividends,interest,and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank, Mellon Bank, N.A. (“Mellon Bank”), whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes any earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy

30

of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The fund is treated as a separate tax entity for federal income tax purposes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of approximately $106,702,742 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied, $94,869,658 of the carryover expires in fiscal 2009 and $11,833,084 expires in fiscal 2010.

NOTE 2—Bank Line of Credit:

The Company has a line of credit arrangement (“LOC”) with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. The borrowings by each series of the Company are limited to the lesser of

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) $50 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each series agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC.

The average daily amount of borrowings outstanding under the LOC during the period ended June 30, 2007, was approximately $108,600 with a related weighted average annualized interest rate of 5.88% .

NOTE 3-Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the fund’s net assets.The fee is 1% of the first $250 million of net assets, .80% of the next $250 million of net assets, and .70% of net assets in excess of $500 million.

During the period ended June 30, 2007, the Distributor retained $142 and $1 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $628 and $19,971 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Class B, C and T Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2007, Class B, Class C and Class T shares were charged $7,863, $26,018 and $738, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under

32

the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the Fund’s Class F shares. During the period ended June 30, 2007, Class F shares were charged $90,826 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2007, Class A, Class B, Class C and Class T shares were charged $36,979, $2,621, $8,673 and $738, respectively, pursuant to the Shareholder Services Plan.

The Company has a shareholder services agreement with the Distributor whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares.The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2007, Class F shares were charged $25,340 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.With the exception of out-of-pocket charges, the fees charged by DTI with respect to the fund’s Class F shares are paid by the Distributor.The out-of-pocket charges from DTI are paid by the fund. During the period ended June 30, 2007, Class F shares were charged $8,721 for out-of-pocket transfer agent charges.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fees charged by DTI with respect to the fund’s Class A, Class B, Class C, Class I and Class T shares are paid by the fund.These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2007 were $22,603.

The fund compensates Mellon Bank, an affiliate of Founders, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2007, the fund was charged $59,429 pursuant to the custody agreement.

The fund also pays Mellon Bank for certain cash management services. These fees are included in the out-of-pocket transfer agency charges above.

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of .10% of the average daily net assets of the fund on the first $500 million, .065% of the average daily net assets of the fund on the next $500 million and .02% of the average daily net assets of the fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of Founders’ costs related to the support and oversight of these services. During the period ended June 30, 2007, Dreyfus waived $25,139.

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $92,688, Rule 12b-1 distribution plan fees $20,709, shareholder services plan fees $45,618, custodian fees $37,608, transfer agency per account fees $ 5,998 and accounting fees $9,269, which are offset against an expense reimbursement for accounting fees in the amount of $25,139.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets.The Company’s Board of Directors has adopted a deferred com-

34

pensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series.The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Changes in market value are included in the directors’ fees and expenses and the net change in unrealized appreciation/depreciation of investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation.The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts, during the period ended June 30, 2007, amounted to $46,663,079 and $57,606,329, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

daily unrealized appreciation or depreciation.When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2007, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at June 30, 2007:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)

Sales:
Japanese Yen,
expiring 7/2/2007	8,203,309	66,683	66,626	57
Japanese Yen,
expiring 7/3/2007	7,545,957	61,130	61,287	(157)
Total				(100)

36

At June 30, 2007, accumulated net unrealized appreciation on investments was $25,122,026, consisting of $26,720,559 gross unrealized appreciation and $1,598,533 gross unrealized depreciation.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 1670 Broadway, Suite 1000, Denver, Colorado 80202, an independent registered public accounting firm, was the independent registered public accounting firm for the Company for the fiscal year ended December 31, 2006. At meetings held on February 22, 2007, the Audit Committee and the Board of Directors of the Company engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the Company, effective upon the completion of services related to the audit of the 2006 financial statements of the Company.

During the Company’s past two fiscal years and any subsequent interim period: (i) no report on the Company’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.

The Fund 37

Dreyfus Founders Worldwide Growth Fund

SEMIANNUAL REPORT June 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. To take advantage of this service, simply inform us online of your decision to receive materials through our E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today. It’s simple and only takes a few minutes.

Class F shareholders can log into www.founders.com/ ecommunications, or www.icsdelivery.com if you own funds through a third party.

Class A, B, C, I and T shareholders can log into www.dreyfus.com.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization.Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
23	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Founders
Worldwide Growth Fund

The	Fund

A LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Founders Worldwide Growth Fund, covering the six-month period from January 1, 2007, through June 30, 2007.

Conditions in the global economy remained relatively robust over the first half of 2007, even as U.S. economic growth moderated.While we expect the global expansion to continue, it probably will do so at a somewhat reduced pace as interest rates rise in certain regions and some high-flying emerging markets, notably China, take steps to reduce unsustainably high growth rates. These factors may compel global investors to proceed with a sense of greater caution.

Yet, the U.S. dollar has continued to decline relative to most other currencies, making investments denominated in foreign currencies more valuable for U.S. residents. We expect this trend to persist, as a stubborn U.S. trade deficit and stronger economic growth in overseas markets continue to attract global capital away from U.S. markets and toward those with higher potential returns.These factors may lead to new opportunities and challenges in international equity markets. As always, your financial advisor can help you position your investments for these developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers during the period.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2007, through June 30, 2007, as provided by Remi J. Browne, CFA; Jeffrey R. Sullivan, CFA; and John B. Jares, CFA, Portfolio Managers during the period

Fund and Market Performance Overview

Strong economic growth in most geographic regions boosted global equity markets, with nearly every country represented in the fund’s benchmarks posting positive returns. Although the fund participated in the markets’ advance, its return trailed both indices due mainly to weak stock picking in the U.S. and U.K markets and in the consumer discretionary sector.

For the six-month period ended June 30, 2007, Dreyfus Founders Worldwide Growth Fund achieved total returns of 8.22% for Class A shares, 7.81% for Class B shares, 7.83% for Class C shares, 8.31% for Class F shares, 8.38% for Class I shares, and 8.11% for Class T shares.1 In comparison, the fund’s benchmarks, the Morgan Stanley Capital International (MSCI) World Index (the “Primary Index”) produced a 9.17% total return,2 and the MSCI World Growth Index (“Secondary Index”) produced a 10.08% total return for the same period.3

The Fund’s Investment Approach

The fund seeks long-term growth of capital by investing in the stocks of growth companies in markets throughout the world.The fund may purchase securities in any foreign country, as well as in the United States, emphasizing common stocks of both emerging and established growth companies that generally have strong performance records and market positions.We use a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Our “bottom-up” approach emphasizes individual stock selection. We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Solid Economic Growth Drove Global Stock Markets Higher

Global equity markets continued to advance strongly, buoyed by solid economic growth in Europe, where manufacturing and employment

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

levels remained sound and consumer spending trended higher.Australia and several Asian countries also fared well, with growth fueled primarily by robust Chinese and Indian demand. On the other hand, investors remained concerned about persistent deflationary pressures in Japan and about sub-prime mortgage delinquencies, potential inflation and constrained consumer spending in the United States.

Stocks in Europe Fueled the Fund’s Performance

The fund received strong contributions to its performance from several European holdings during the reporting period, led by Norwegian, Swedish, German, and French companies. Norwegian diversified consumer-staples company Orkla encountered intensifying demand for its solar energy products. Swedish automaker Volvo and German truck manufacturer MAN benefited from surging demand for commercial trucks in Europe. German chemical company BASF performed strongly due to higher prices for natural gas, rising demand for agricultural chemicals and the success of its catalytic converter unit. Merck, the German pharmaceuticals and chemical company, rose primarily due to the growth of its liquid crystal business unit, as orders increased for flat-screen televisions and LCD monitors.

When analyzing the fund’s performance by economic sectors, strong security selections boosted its relative performance in the consumer staples, industrials, health care and materials sectors. For example, materials company BHP Billiton increased on its exposure to rising copper, iron ore and crude oil prices. Other notable performers included U.S. information technology holdings. Apple rose on the popularity of its personal computing and consumer electronic products, while Texas Instruments gained value in the wake of an inventory correction in the semiconductor industry and market share gains for its high-performance analog-conversion chips.

On the other hand, weak stock selections in the United States and United Kingdom accounted for the fund’s relative underperformance. U.S.-based organic grocery chain Whole Foods Market, coffee retailer Starbucks and electronics seller Best Buy lagged amid a broadening decline in consumer spending. British Airways was negatively affected by a labor dispute, rising oil prices and softer demand along its North Atlantic routes.

4

Poor selection among the consumer discretionary stocks outside the United States also weighed on the fund’s relative performance. Japanese automakers Honda and Toyota suffered due to sluggish demand in the U.S. market and reduced profit forecasts. Irish beverage manufacturer C&C Group lagged due to slowing sales of its Magners cider.

In the financials sector, Japanese integrated financial services provider Orix was undermined by concerns regarding a Korean subsidiary and a possible Taiwanese acquisition. Finally, the fund’s lack of exposure to the Dutch bank ABN AMRO Holding proved detrimental as its stock price rose sharply during the reporting period in the midst of a bidding war for the company.

Finding Opportunities for Growth

As of the end of the reporting period,we have continued to find numerous opportunities among companies that, in our judgment, have under-performed due to the mid-cycle economic slowdown rather than deteriorating company fundamentals.

July 16, 2007

On August 6, 2007,William S. Patzer, CFA, assumed portfolio management responsibilities for the foreign portion of the fund. For more information about Mr. Patzer, please see the fund’s prospectus or talk to your financial advisor. John B. Jares, CFA, remains the portfolio manager for the domestic portion of the fund.
Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER, INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index
measures global developed market equity performance.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund.
[3]	SOURCE: LIPPER, INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Growth
Index measures global developed market equity performance of growth securities.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Founders Worldwide Growth Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid
per $1,000 †	$ 9.40	$ 13.14	$ 13.14	$ 8.88	$ 7.70	$ 9.65
Ending value
(after expenses)	$1,082.20	$1,078.10	$1,078.30	$1,083.10	$1,083.80	$1,081.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Class A	Class B	Class C	Class F	Class I	Class T

Expenses paid
per $1,000 †	$ 9.10	$ 12.72	$ 12.72	$ 8.60	$ 7.45	$ 9.35
Ending value
(after expenses)	$1,015.77	$1,012.15	$1,012.15	$1,016.27	$1,017.41	$1,015.52

† Expenses are equal to the fund’s annualized expense ratio of 1.82% for Class A shares, 2.55% for Class B shares,
2.55% for Class C shares, 1.72% for Class F shares, 1.49% for Class I shares and 1.87% for Class T shares;
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2007 (Unaudited)
Common Stocks—98.1%	Shares	Value ($)

Australia—2.7%
BHP Billiton	28,959	860,039
BlueScope Steel	36,900	323,476
Commonwealth Bank of Australia	3,600	168,628
QBE Insurance Group	5,840	154,476
Woolworths	10,800	247,219
		1,753,838
Belgium—1.4%
Delhaize Group	4,080	402,285
InBev	6,476	515,643
		917,928
Canada—2.9%
Bank of Nova Scotia	3,800	185,104
Barrick Gold	14,400	418,786
Research In Motion	1,300 [a]	261,648
Rogers Communication, Cl. B	9,200	392,268
Teck Cominco, Cl. B	7,000	297,019
TransCanada	5,000	171,978
Yellow Pages Income Fund (Units)	15,400	200,948
		1,927,751
Denmark—1.3%
Carlsberg, Cl. B	3,880	470,675
Novo Nordisk, Cl. B	3,400	371,017
		841,692
Finland—1.7%
Elisa	7,900	216,198
Neste Oil	7,820	308,312
Nokia	21,300	599,923
		1,124,433
France—5.3%
Alstom	1,060	178,214
BNP Paribas	3,854	460,905
Cap Gemini	3,160	232,536
Compagnie Generale de
Geophysique-Veritas	807 [a]	203,091
Lafarge	2,613	478,853
Sanofi-Aventis	2,839	230,932
Schneider Electric	2,774	390,954

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

France (continued)
Societe Generale	1,476	274,744
Total	5,638	459,831
Vivendi	13,145	567,716
		3,477,776
Germany—4.1%
BASF	4,321	568,687
Bayerische Motoren Werke	2,890	187,790
Beiersdorf	3,100	221,701
Deutsche Bank	1,200	175,099
E.ON	1,320	222,052
MAN	2,920	421,925
Merck	2,230	308,008
ThyssenKrupp	4,519	269,911
Wacker Chemie	1,300	307,911
		2,683,084
Ireland—.3%
Allied Irish Banks	6,480	177,250
Italy—1.7%
ENI	11,313	411,270
Fiat	11,300	337,998
Saipem	5,800	198,998
UniCredito Italiano	16,600	148,734
		1,097,000
Japan—9.7%
Aisin Seiki	5,000	183,959
Canon	12,050	707,586
KDDI	21	155,720
Kenedix	78	145,706
Mitsubishi	21,200	556,150
Mitsui & Co.	24,000	478,538
Nikon	10,000	279,391
Nintendo	500	183,147
Nippon Yusen	21,300	195,657
ORIX	2,060	542,920
Sony	7,400	380,443
SUMCO	7,400	372,028
Sumitomo Trust & Banking	34,000	324,467

8

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Takeda Pharmaceutical	4,000	258,599
TDK	3,800	367,886
Terumo	4,200	162,372
Tokyo Electron	5,400	398,229
Tokyo Tatemono	11,000	137,316
Toyota Motor	8,600	544,812
		6,374,926
Netherlands—1.7%
ASML Holding	6,750 [a]	187,284
ING Groep	16,192	718,597
Randstad Holdings	2,400	191,162
		1,097,043
Norway—1.4%
Orkla	30,000	569,786
Tandberg	7,300	164,335
Telenor	9,000	176,659
		910,780
Spain—2.3%
ACS-Actividades de Construccion y Servicios	6,750	432,307
Banco Santander Central Hispano	13,903	257,606
Inditex	3,520	208,527
Repsol YPF	4,881	193,232
Telefonica	18,220	407,875
		1,499,547
Sweden—1.0%
Sandvik	14,100	286,569
Volvo, Cl. B	19,500	390,616
		677,185
Switzerland—4.1%
ABB Ltd	14,350	326,590
Baloise-Holding	2,653	263,019
Credit Suisse Group	7,487	535,399
Nestle	1,144	436,434
Roche Holding	5,265	937,054
Swiss Reinsurance	2,000	183,217
		2,681,713

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom—10.6%
AstraZeneca	4,719	254,249
Aviva	10,859	162,128
Barclays	13,373	186,982
Barratt Developments	8,030	160,123
British Airways	26,300 [a]	221,684
BT Group	54,491	363,988
Firstgroup	15,100	202,225
GlaxoSmithKline	18,360	481,335
HBOS	15,603	306,720
International Power	68,421	592,342
Marks & Spencer Group	14,010	176,679
Michael Page International	27,800	293,363
National Grid	21,700	321,591
Next	8,160	327,341
Reckitt Benckiser	12,000	659,063
Royal Bank of Scotland Group	28,830	363,539
Royal Dutch Shell, Cl. A	4,947	202,060
Royal Dutch Shell, Cl. B	6,080	254,320
Tesco	48,400	404,137
WPP Group	10,800	161,206
Xstrata	14,606	868,228
		6,963,303
United States—45.9%
Adobe Systems	25,051 [a]	1,005,798
Altria Group	11,491	805,979
Amylin Pharmaceuticals	16,944 [a]	697,415
Apple Computer	14,854 [a]	1,812,782
Autodesk	6,789 [a]	319,626
Avon Products	12,386	455,186
Best Buy	28,171	1,314,741
Broadcom, Cl. A	19,211 [a]	561,922
Chevron	7,018	591,197
Chicago Mercantile
Exchange Holdings, Cl. A	1,101	588,331
Cisco Systems	23,156 [a]	644,895
Citigroup	7,767	398,369
Clorox	11,999	745,138

10

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Covance	4,911 [a]	336,698
Diebold	14,649	764,678
eBay	18,378 [a]	591,404
Electronic Arts	20,626 [a]	976,022
Eli Lilly & Co.	5,885	328,854
Exxon Mobil	8,784	736,802
FedEx	2,422	268,769
Gap	43,555	831,901
Genentech	5,595 [a]	423,318
General Electric	14,100	539,748
Gilead Sciences	23,920 [a]	927,378
Google, Cl. A	1,363 [a]	713,367
Hewlett-Packard	9,310	415,412
Home Depot	11,600	456,460
KLA-Tencor	8,669	476,362
Kraft Foods, Cl. A	7,952	280,308
Lincoln National	9,151	649,263
Maxim Integrated Products	19,618	655,437
MEMC Electronic Materials	8,226 [a]	502,773
Microsoft	26,379	777,389
Molex	16,132	484,121
Pharmaceutical Product Development	9,056	346,573
Procter & Gamble	10,093	617,591
SanDisk	10,298 [a]	503,984
Schlumberger	2,420	205,555
Starbucks	29,532 [a]	774,920
Texas Instruments	30,716	1,155,843
Thermo Fisher Scientific	19,169 [a]	991,421
Wal-Mart Stores	20,454	984,042
Walt Disney	13,372	456,520
Waste Management	16,740	653,697
Whole Foods Market	13,807	528,808
Wyeth	7,085	406,254
Yahoo!	11,338 [a]	307,600
		30,010,651
Total Common Stocks
(cost $52,591,365)		64,215,900

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—.9%	Shares	Value ($)

Germany
Fresenius
(cost $422,796)	7,673	585,198

Total Investments (cost $53,014,161)	99.0%	64,801,098
Cash and Receivables (Net)	1.0%	676,034
Net Assets	100.0%	65,477,132

a Non-income producing security.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

United States	45.9	Italy	1.7
United Kingdom	10.6	Finland	1.7
Japan	9.7	Norway	1.4
France	5.3	Belgium	1.4
Germany	5.0	Denmark	1.3
Switzerland	4.1	Sweden	1.0
Canada	2.9	Ireland	.3
Australia	2.7	Cash & Equivalents	1.0
Spain	2.3
Netherlands	1.7		100.0

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES June 30, 2007 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	53,014,161	64,801,098
Cash		615,882
Cash denominated in foreign currencies	227,974	230,655
Receivable for investment securities sold		394,147
Dividends receivable		79,908
Receivable for shares of Common Stock subscribed		965
Unrealized appreciation on forward currency
exchange contracts—Note 4		786
Prepaid expenses		14,991
Other assets		142,533
		66,280,965

Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		124,275
Payable for investment securities purchased		407,568
Directors’ deferred compensation		142,533
Payable for shares of Common Stock redeemed		81,584
Interest payable—Note 2		432
Unrealized depreciation on forward currency
exchange contracts—Note 4		240
Accrued expenses		47,201
		803,833

Net Assets ($)		65,477,132

Composition of Net Assets ($):
Paid-in capital		99,357,982
Accumulated investment (loss)—net		(19,083)
Accumulated net realized gain (loss) on investments		(45,663,245)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions		11,801,478

Net Assets ($)		65,477,132

See notes to financial statements.

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I	Class T

Net Assets ($)	1,858,085	563,862	427,734	59,791,576	2,641,264	194,611
Shares
Outstanding	101,474	32,669	25,246	3,255,140	138,913	11,398

Net Asset Value
Per Share ($)	18.31	17.26	16.94	18.37	19.01	17.07

The Fund 13

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
Investment Income ($):
Income:
Dividends (net of $56,647 foreign taxes withheld at source):
Unaffiliated issuers	635,762
Affiliated issuers	5,278
Interest	1,485
Total Income	642,525
Expenses:
Investment advisory fee—Note 3(a)	326,716
Shareholder servicing costs—Note 3(c)	83,788
Distribution fees—Note 3(b)	79,095
Accounting fees—Note 3(c)	26,567
Custodian fees—Note 3(c)	16,375
Directors’ fees and expenses—Note 3(d)	16,150
Professional fees	14,820
Registration fees	10,831
Prospectus and shareholders’ reports	7,234
Interest expense—Note 2	2,983
Loan commitment fees—Note 2	138
Miscellaneous	9,254
Total Expenses	593,951
Less—reduction in accounting fees—Note 3(c)	(8,541)
Less—reduction in custody fees due to
earnings credits—Note 1(c)	(8,424)
Less—expense offset to broker commissions—Note 1	(2,544)
Net Expenses	574,442
Investment Income—Net	68,083

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,262,409
Net realized gain (loss) on forward currency exchange contracts	(9,332)
Net Realized Gain (Loss)	5,253,077
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(112,341)
Net Realized and Unrealized Gain (Loss) on Investments	5,140,736
Net Increase in Net Assets Resulting from Operations	5,208,819

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Operations ($):
Investment income (loss)—net	68,083	(221,632)
Net realized gain (loss) on investments	5,253,077	9,108,976
Net unrealized appreciation
(depreciation) on investments	(112,341)	1,144,647
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,208,819	10,031,991

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	354,294	984,635
Class B	11,352	29,902
Class C	86,736	127,049
Class F	8,516,449	2,375,671
Class I	422,279	876,169
Class T	164,058	3,754
Cost of shares redeemed:
Class A	(290,587)	(170,595)
Class B	(311,836)	(1,222,465)
Class C	(76,342)	(101,092)
Class F	(7,662,916)	(10,595,986)
Class I	(315,406)	(601,168)
Class T	(150)	(13,950)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	897,931	(8,308,076)
Total Increase (Decrease) in Net Assets	6,106,750	1,723,915

Net Assets ($):
Beginning of Period	59,370,382	57,646,467
End of Period	65,477,132	59,370,382
Accumulated investment (loss)—net	(19,083)	(87,166)

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited) [a]	December 31, 2006

Capital Share Transactions:
Class A [b]
Shares sold	20,654	64,493
Shares redeemed	(16,573)	(10,658)
Net Increase (Decrease) in Shares Outstanding	4,081	53,835

Class B [b]
Shares sold	677	2,062
Shares redeemed	(19,176)	(83,719)
Net Increase (Decrease) in Shares Outstanding	(18,499)	(81,657)

Class C
Shares sold	5,217	8,673
Shares redeemed	(4,470)	(7,336)
Net Increase (Decrease) in Shares Outstanding	747	1,337

Class F
Shares sold	496,809	153,883
Shares redeemed	(435,055)	(689,269)
Net Increase (Decrease) in Shares Outstanding	61,754	(535,386)

Class I
Shares sold	22,980	56,296
Shares redeemed	(17,313)	(38,898)
Net Increase (Decrease) in Shares Outstanding	5,667	17,398

Class T
Shares sold	9,809	268
Shares redeemed	(9)	(936)
Net Increase (Decrease) in Shares Outstanding	9,800	(668)

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	During the period ended June 30, 2007, 9,555 Class B shares representing $156,972, were automatically converted to 9,029 Class A shares and during the period ended December 31, 2006, 44,212 Class B shares representing $652,334 were automatically converted to 42,063 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2007		Year Ended December 31,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.91	14.21	12.82	11.38	8.32	11.71
Investment Operations:
Investment income (loss)—net	.01[a]	(.06)[a]	(.02)[a]	(.21)	(.10)	(.15)
Net realized and unrealized
gain (loss) on investments	1.39	2.76	1.41	1.65	3.16	(3.24)
Total from Investment
Operations	1.40	2.70	1.39	1.44	3.06	(3.39)
Net asset value, end of period	18.31	16.91	14.21	12.82	11.38	8.32

Total Return (%) [b]	8.22[c]	19.07	10.84	12.65	36.78	(28.95)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[c]	1.97	1.98	1.83	2.04	2.06
Ratio of net expenses
to average net assets	.92[c]	1.93	1.92	1.81	2.03	2.06
Ratio of net investment income
(loss) to average net assets	.07[c]	(.39)	(.19)	(.18)	(.55)	(.77)
Portfolio Turnover Rate	54[c]	114	120	130	138	211

Net Assets, end of period
($ x 1,000)	1,858	1,647	619	519	656	543

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2007		Year Ended December 31,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.00	13.58	12.33	11.02	8.12	11.52
Investment Operations:
Investment (loss)—net	(.05)[a]	(.16)[a]	(.11)[a]	(.09)	(.16)	(.14)
Net realized and unrealized
gain (loss) on investments	1.31	2.58	1.36	1.40	3.06	(3.26)
Total from Investment
Operations	1.26	2.42	1.25	1.31	2.90	(3.40)
Net asset value, end of period	17.26	16.00	13.58	12.33	11.02	8.12

Total Return (%) [b]	7.81[c]	17.89	10.14	11.89	35.71	(29.51)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.30[c]	2.84	2.72	2.54	2.82	2.71
Ratio of net expenses
to average net assets	1.28[c]	2.79	2.66	2.52	2.80	2.70
Ratio of net investment (loss)
to average net assets	(.34)[c]	(1.13)	(.93)	(.87)	(1.30)	(1.41)
Portfolio Turnover Rate	54[c]	114	120	130	138	211

Net Assets, end of period
($ x 1,000)	564	819	1,803	2,061	1,821	1,459

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

18

Six Months Ended
	June 30, 2007		Year Ended December 31,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	15.71	13.31	12.08	10.81	7.96	11.34
Investment Operations:
Investment (loss)—net	(.05)[a]	(.15)[a]	(.07)[a]	(.20)	(.20)	(.30)
Net realized and unrealized
gain (loss) on investments	1.28	2.55	1.30	1.47	3.05	(3.08)
Total from Investment
Operations	1.23	2.40	1.23	1.27	2.85	(3.38)
Net asset value, end of period	16.94	15.71	13.31	12.08	10.81	7.96

Total Return (%) [b]	7.83[c]	18.03	10.18	11.75	35.80	(29.81)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.31[c]	2.76	2.72	2.62	2.84	3.40
Ratio of net expenses
to average net assets	1.28[c]	2.71	2.66	2.59	2.82	3.33
Ratio of net investment (loss)
to average net assets	(.29)[c]	(1.10)	(.93)	(.97)	(1.34)	(2.05)
Portfolio Turnover Rate	54[c]	114	120	130	138	211

Net Assets, end of period
($ x 1,000)	428	385	308	272	271	218

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2007		Year Ended December 31,

Class F Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.96	14.26	12.86	11.41	8.33	11.72
Investment Operations:
Investment income (loss)—net	.02[a]	(.05)[a]	(.02)[a]	(.21)	(.13)	(.13)
Net realized and unrealized
gain (loss) on investments	1.39	2.75	1.42	1.66	3.21	(3.26)
Total from Investment
Operations	1.41	2.70	1.40	1.45	3.08	(3.39)
Net asset value, end of period	18.37	16.96	14.26	12.86	11.41	8.33

Total Return (%)	8.31[b]	18.93	10.89	12.71	36.97	(28.92)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[b]	2.03	1.96	1.80	1.98	1.84
Ratio of net expenses
to average net assets	.87[b]	1.98	1.91	1.77	1.97	1.84
Ratio of net investment income
(loss) to average net assets	.11[b]	(.38)	(.17)	(.13)	(.47)	(.55)
Portfolio Turnover Rate	54[b]	114	120	130	138	211

Net Assets, end of period
($ x 1,000)	59,792	54,158	53,184	61,038	70,566	59,890

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
See notes to financial statements.

20

Six Months Ended
	June 30, 2007		Year Ended December 31,

Class I Shares	(Unaudited)[a]	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	17.54	14.69	13.13	11.60	8.44	11.81
Investment Operations:
Investment income (loss)—net	.04[b]	.01[b]	.05[b]	.03	.00[c]	(.01)
Net realized and unrealized
gain (loss) on investments	1.43	2.84	1.51	1.50	3.16	(3.36)
Total from Investment
Operations	1.47	2.85	1.56	1.53	3.16	(3.37)
Net asset value, end of period	19.01	17.54	14.69	13.13	11.60	8.44

Total Return (%)	8.38[d]	19.40	11.88	13.19	37.44	(28.54)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78[d]	1.62	1.47	1.39	1.53	1.41
Ratio of net expenses
to average net assets	.76[d]	1.58	1.44	1.37	1.51	1.41
Ratio of net investment income
(loss) to average net assets	.22[d]	.02	.35	.28	(.03)	(.13)
Portfolio Turnover Rate	54[d]	114	120	130	138	211

Net Assets, end of period
($ x 1,000)	2,641	2,337	1,701	24,665	21,404	14,060

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Not annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2007		Year Ended December 31,

Class T Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	15.79	13.31	12.05	10.73	7.89	11.46
Investment Operations:
Investment income (loss)—net	.02[a]	(.08)[a]	(.07)[a]	(.36)	(.14)	(.59)
Net realized and unrealized
gain (loss) on investments	1.26	2.56	1.33	1.68	2.98	(2.98)
Total from Investment
Operations	1.28	2.48	1.26	1.32	2.84	(3.57)
Net asset value, end of period	17.07	15.79	13.31	12.05	10.73	7.89

Total Return (%) [b]	8.11[c]	18.63	10.46	12.30	35.99	(31.15)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03[c]	2.23	2.35	2.16	2.56	5.48
Ratio of net expenses
to average net assets	.95[c]	2.19	2.30	2.14	2.54	4.60
Ratio of net investment income
(loss) to average net assets	.10[c]	(.57)	(.56)	(.50)	(1.05)	(2.88)
Portfolio Turnover Rate	54[c]	114	120	130	138	211

Net Assets, end of period
($ x 1,000)	195	25	30	54	61	47

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Founders Worldwide Growth Fund (the “fund”) is a separate diversified series of Dreyfus Founders Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek long-term growth of capital through investments in foreign and U.S. companies. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. During the reporting period, Founders was an indirect wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly-owned financial services company which provided a comprehensive range of financial products and services in domestic and selected international markets.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Founders became an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Company’s Board of Directors approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”, an affiliate of Founders), served as the Distributor of the fund’s shares. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.The fund is authorized to issue up to 550 million shares of Common Stock, par value $ .01 per share in the following classes of shares: Class A, Class B, Class C, Class F, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of investors. Class B shares are subject to a

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The Company’s Board of Directors has authorized the payment of certain fund expenses with commissions on fund portfolio transactions. These commissions increase miscellaneous expenses and are included in the expense offset to broker commissions in the Statement of Operations.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded

24

or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Registered open-end investment companies that are not traded on an exchange are valued at their NAV.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign Securities and Currency Transactions: The fund normally will invest a significant portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the fund executes a foreign security transaction, the fund may enter into a foreign currency contract to settle the foreign security transaction.The fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

26

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net unrealized appreciation (depreciation) from investments and foreign currency transactions in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized between the trade and settlement dates on securities transactions,and the difference between the amounts of dividends,interest,and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank, Mellon Bank, N.A. (“Mellon Bank”), whereby the fund receives earnings credits from the custodian when positive cash balances are main-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tained, which are used to offset custody fees. For financial reporting purposes, the fund includes any earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to continue to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

28

Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $50,902,883 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied, $25,559,709 of the carryover expires in fiscal 2009, $22,200,649 expires in fiscal 2010 and $3,142,525 expires in fiscal 2011.

NOTE 2—Bank Line of Credit:

The Company has a line of credit arrangement (“LOC”) with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. The borrowings by each series of the Company are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each series agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC.

The average daily amount of borrowings outstanding under the LOC during the period ended June 30, 2007, was approximately $103,000, with a related weighted average annualized interest rate of 5.84% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the fund’s net assets.The fee is 1% of the first $250 million of net assets, .80% of the next $250 million of net assets and .70% of net assets in excess of $500 million.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2007, the Distributor retained $274 and $1 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $80 and $1 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Class B, C and T Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2007, Class B, Class C and Class T shares were charged $2,477, $1,576 and $101 respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the fund’s Class F shares. During the period ended June 30, 2007, Class F shares were charged $74,941 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2007, Class A, Class B, Class C and Class T shares were charged $2,237, $826, $525 and $101, respectively, pursuant to the Shareholder Services Plan.

30

The Company has a shareholder services agreement with the Distributor, whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares.The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2007, Class F shares were charged $34,390 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.With the exception of out-of-pocket charges, the fees charged by DTI with respect to the fund’s Class F shares are paid by the Distributor.The out-of-pocket charges from DTI are paid by the fund. During the period ended June 30, 2007, Class F shares were charged $16,602 for out-of-pocket transfer agent charges.

The fees charged by DTI with respect to the fund’s Class A, Class B, Class C, Class I and Class T shares are paid by the fund.These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2007 were $2,590.

The fund compensates Mellon Bank, an affiliate of Founders, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2007, the fund was charged $16,375 pursuant to the custody agreement.

The fund also pays Mellon Bank for certain cash management services. These fees are included in the out-of-pocket transfer agency charges above.

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is computed by applying the following rates, as applica-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ble, to the domestic assets and foreign assets, with the proportions of domestic and foreign assets recalculated monthly, plus reasonable out-of-pocket expenses.

On Assets in	But Not
Excess of ($)	Exceeding ($)	Domestic Fee (%)	Foreign Fee (%)

0	500 million	.06	.10
500 million	1 billion	.04	.065
1 billion		.02	.02

Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of Founders’ costs related to the support and oversight of these services. During the period ended June 30, 2007, Dreyfus waived $8,541.

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $54,018, Rule 12b-1 distribution plan fees $13,008, shareholder services plan fees $51,196, custodian fees $9,576, transfer agency per account fees $617 and accounting fees $4,401, which are offset against an accounting fee reimbursement currently in effect in the amount of $8,541.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets.The Company’s Board of Directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series.The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Changes in market value are included in the directors’ fees and expenses and the net change in unrealized appreciation (deprecia-

32

tion) of investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation.The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended June 30, 2007, amounted to $35,310,078 and $34,320,828, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at June 30, 2007:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
British Pound,
expiring 7/2/2007	75,637	151,463	151,888	425
Swedish Krona,
expiring 7/2/2007	226,553	33,003	33,126	123
Swiss Franc,
expiring 7/2/2007	51,737	42,117	42,355	238
Sale;		Proceeds ($)
Australian Dollar,
expiring 7/2/2007	140,696	119,043	119,283	(240)
Total				546

At June 30, 2007, accumulated net unrealized appreciation on investments was $11,786,937, consisting of $12,604,886 gross unrealized appreciation and $817,949 gross unrealized depreciation.

At June 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 1670 Broadway, Suite 1000, Denver, Colorado 80202, an independent registered public accounting firm, was the independent registered public accounting firm for the Company for the fiscal year ended December 31, 2006. At meetings held on February 22, 2007, the Audit Committee and the Board of Directors of the Company engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the Company, effective upon the completion of services related to the audit of the 2006 financial statements of the Company.

34

During the Company’s past two fiscal years and any subsequent interim period: (i) no report on the Company’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the dis-agreement(s) in connection with its report.

The Fund 35

NOTES

ITEM 2. CODE OF ETHICS

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule I – Investments in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
              FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
              INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes have been made to the procedures by which shareholders may recommend nominees to the board of directors of the Funds, where those changes were implemented after the Funds last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the Funds’ Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Funds’ Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) have concluded that the Funds’ Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Funds in the report is recorded, processed, summarized, and reported within required time periods, and to ensure that information required to be disclosed in the report is accumulated and communicated to the Funds’ management, including the Funds’ PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended June 30, 2007 there has been no change in the Funds’ internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable to semiannual reports.

(a)(2) Attached hereto as Exhibit EX-99.CERT.

(a)(3) Not applicable.

(b) Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer, President

Date: August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer, Principal Executive Officer

Date: August 30, 2007

By:	/s/ Jennifer L. Carnes
Jennifer L. Carnes, Principal Financial Officer

Date: August 30, 2007